                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-40991
                                                              File No. 811-06322

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No.                                             / /

     Post-Effective Amendment No.   57                                       /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

    Amendment No.   57

                              DELAWARE POOLED TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            January 10, 2007

It is proposed that this filing will become effective:

    /X/     immediately upon filing pursuant to paragraph (b)
-----------
    / /     on (date) pursuant to paragraph (b)
-----------
    / /     60 days after filing pursuant to paragraph (a) (1)
-----------
    / /     on (date) pursuant to paragraph (a)(1)
-----------
    / /     75 days after filing pursuant to paragraph (a) (2)
-----------
    / /     on (date) pursuant to paragraph (a)(2) of Rule 485
-----------

If appropriate:

    / /      This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Registrant is filing this Post-Effective Amendment for the purpose of adding a new  series  of  shares,  designated  as The  Global  Real  Estate  Securities
Portfolio.  The prospectuses and statement of additional information relating to the other series of the Registrant are not amended or superseded hereby.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 57 to Registration File No. 033-40991 includes the following:

          1.   Facing Page

          2.   Contents Page

          3.   Part A--Prospectus

          4.   Part B--Statement of Additional Information

          5.   Part C--Other Information

          6.   Signatures

          7.   Exhibits

                                                                        Delaware
                                                                  Investments(R)
                                             A member of Lincoln Financial Group

INTERNATIONAL

Prospectus        JANUARY 10, 2007

                  DELAWARE POOLED TRUST -
                  THE GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                  ORIGINAL CLASS

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

                                       1

Portfolio profile                                                  page       3
The Global Real Estate Securities Portfolio                                   3

How we manage the Portfolio                                        page       6
Our investment strategies                                                     6
The securities we typically invest in                                         7
The risks of investing in the Portfolio                                       10
Disclosure of portfolio holdings information                                  13

Who manages the Portfolio                                          page       14
Investment manager                                                            14
Portfolio managers                                                            14
Manager of managers structure                                                 14
Who's who?                                                                    16

About your account                                                 page       17
Shareholder services                                                          17
How to purchase shares                                                        17
Minimum investments                                                           17
How to redeem shares                                                          18
Valuation of shares                                                           21
Other purchase and redemption considerations                                  21
Frequent trading of Portfolio shares                                          22
Dividends, distributions and taxes                                            23

Financial highlights                                               page       24

Glossary                                                           page       25

Additional Information                                             page       29

                                       2

Profile: The Global Real Estate Securities Portfolio

What are the Portfolio's goals?
The Global Real Estate Securities Portfolio seeks maximum long-term total return through a combination of current income and capital  appreciation.  Although the
Portfolio will strive to meet its goals, there is no assurance that it will.

What are the Portfolio's main investment strategies?

Under normal  circumstances,  the Portfolio  will invest at least 80% of its net assets in  securities  issued by U.S. and non-U.S.  companies in the real estate and real  estate-related  sectors (the 80% policy).  The Portfolio may invest in companies  across  all  market  capitalizations  and may  invest  its  assets in securities  of  companies  located in emerging  market  countries.  Under normal circumstances,  the  Portfolio  will invest at least 40% of its total  assets in
non-U.S. securities. This policy is in addition to the 80% policy.

In managing the  Portfolio,  we strive to invest in companies  that  represent a variety  of  different  sectors  in the real  estate  industry.  As we  consider individual  securities for the Portfolio,  we carefully  evaluate each company's management team, and we generally look for those companies that:

o    are attractive on a relative  valuation  basis (both at the real estate and security level);
o    have the ability to raise rents;
o    demonstrate prudent use of capital for external growth; and
o    can create franchise value over the long-term.

The types of securities the Portfolio may invest in include, but are not limited to: common stocks; preferred stocks;  securities convertible into common stocks;
securities having common stock  characteristics,  such as rights and warrants to purchase common stocks;  and American  Depositary  Receipts,  Global  Depositary
Receipts and European  Depositary  Receipts.  To the extent that this  Portfolio invests in convertible  debt  securities,  those securities will be purchased on the basis of their equity characteristics,  and ratings of those securities,  if any, will not be an important factor in their selection.

The Portfolio may invest without  limitation in shares of real estate investment trusts (REITs).  REITs are pooled investment  vehicles which invest primarily in income-producing real estate or real estate related loans or interests. Although the REIT  structure  originated  in the U.S., a number of  countries  around the world have  adopted,  or are  considering  adopting,  similar REIT and REIT-like structures.  It is expected that the Portfolio will invest a significant  amount of its  portfolio  in REITs and  REIT-like  entities,  but the  Portfolio is not limited to investing in these entities as described herein.

The Portfolio may hold cash or invest in short-term  debt  securities  and other money market instruments when we believe such holdings are prudent given current market conditions.

What are the main risks of investing in the Portfolio?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the securities in the Portfolio.

Because we concentrate our investments in the global real estate  industry,  the
Portfolio may be subject to certain risks  associated  with direct  ownership of real estate and with the real estate industry in general (although the Portfolio does not intend on directly  owning real estate).  Its  investments  may tend to fluctuate  more in value than a  portfolio  that  invests in a broader  range of industries.  If the  Portfolio  holds  real  estate  directly,  as a  result  of defaults,  or receives  rental  income from its real  estate  holdings,  its tax status as a regulated investment company could be jeopardized.  The Portfolio is also affected by interest rate changes,  particularly if the companies we invest in use floating rate debt to finance their ongoing operations.

The Global Real Estate Securities  Portfolio is considered  "non-diversified" as defined in the Investment Company Act of 1940, as amended (1940 Act). That means the  Portfolio  may  allocate  more of its net assets to  investments  in single

                                       3

securities  than  a  "diversified"  portfolio.   Thus,  adverse  effects  on  an
investment  held by the Portfolio may affect a larger  portion of overall assets and subject the Portfolio to greater risks.

REITs are subject to substantial  cash flow  dependency,  defaults by borrowers, self-liquidation,  and the risk of failing to qualify for tax-free  pass-through of income under the U.S. Internal Revenue Code, as amended (the Code), and/or to maintain  exemptions from the 1940 Act. By investing in REITs indirectly through the  Portfolio,  a  shareholder  bears  not  only a  proportionate  share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs.

Investments  in securities  of non-U.S.  issuers are  generally  denominated  in foreign  currencies  and involve  certain  risks not typically  associated  with investing in U.S. companies.  Investments in foreign securities may be adversely affected by political  instability,  foreign  economic  conditions or inadequate regulatory and accounting  standards.  In addition,  there is the possibility of expropriation,  nationalization  or  confiscatory  taxation,  taxation of income earned in foreign  nations or other taxes imposed with respect to investments in foreign nations.  The Portfolio may be adversely affected by changes in currency rates, which may reduce or eliminate any gains produced by investments, exchange control regulations,  and may incur costs in connection with conversions between currencies.  If, and to the extent that, we invest in options,  futures, forward foreign currency exchange contracts or other derivatives,  the Portfolio will be subject to the special risks  associated  with those  activities.  To the extent that the  Portfolio  holds a large  portion of its assets in cash or  short-term debt obligations, it may be unable to achieve its investment goals.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolio" on page 10.

The  Portfolio's 80% policy  described above may be changed without  shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Portfolio?
     o    Investors seeking a high level of long-term total return.
     o    Investors  willing to invest in  securities  of companies  principally engaged in the real estate industry.
     o    Investors  seeking  to  diversify  their  equity  holdings  by  adding exposure to real estate and foreign markets.

Who should not invest in the Portfolio?
     o    Investors   unwilling   to  accept  the  risks  of   investing   in  a
          non-diversified portfolio that focuses on the real estate industry, as well as foreign markets.
     o    Investors  who are  unwilling  to  accept  that  the  value  of  their investment  may  fluctuate,  sometimes  significantly,  over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       4

What are the Portfolio's fees and expenses?

--------------------------------- --------------------------------- ------------
You do not pay sales charges      Maximum sales charge (load)              None
directly from your investments    imposed on purchases as a
when you buy or sell Original     percentage of offering price
Class shares.                     --------------------------------- ------------
                                  Maximum sales charge (load)              None
                                  imposed on reinvested dividends
                                  --------------------------------- ------------
                                  Purchase reimbursement fees              None
                                  --------------------------------- ------------
                                  Redemption reimbursement fees            None
                                  --------------------------------- ------------
                                  Exchange fees                            None
--------------------------------- --------------------------------- ------------

--------------------------------- --------------------------------- ------------
Annual Portfolio operating        Management fees                         0.99%
expenses are deducted from the    --------------------------------- ------------
Portfolio's assets.               Distribution and service                 None
                                  (12b-1) fees
                                  --------------------------------- ------------
                                  Other expenses(1)                       0.17%
                                  --------------------------------- ------------
                                  Total annual operating                  1.16%
                                  expenses
                                  --------------------------------- ------------
                                  Fee waivers and payments(2)           (0.06%)
                                  --------------------------------- ------------
                                  Net expenses                            1.10%
--------------------------------- --------------------------------- ------------

--------------------------------- -------------------------- -------------------
This example is intended to       1 year                                   $112
help you compare the cost of      -------------------------- -------------------
investing in the Portfolio to     3 years                                  $363
the cost of investing in other    -------------------------- -------------------
mutual funds with similar
investment objectives. We show
the cumulative amount of
Portfolio expenses on a
hypothetical investment of
$10,000 with an annual 5%
return over the time shown.
The Portfolio's actual rate of
return may be greater or less
than the hypothetical 5% return
we use here.  This example
assumes that the Portfolio's
total operating expenses remain
unchanged in each of the
periods we show.  This is an
example only, and does not
represent future expenses,
which may be greater or less
than those shown here.

--------------------------------- -------------------------- -------------------

(1)  "Other expenses" are based on estimates for the current fiscal year.

(2)  The investment  manager  (Manager) has contracted to waive all or a portion of its investment  advisory fees and/or reimburse expenses through February
     28,  2008  in  order  to  prevent  total  annual  fund  operating  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  inverse  floater program expenses,  brokerage fees,  certain insurance costs and non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting    shareholder   meetings   and   liquidations    [collectively,
     "non-routine  expenses"]) from exceeding,  in an aggregate amount, 1.10% of average daily net assets of the Portfolio. For purposes for this waiver and reimbursement,  non-routine expenses may also include such additional costs and  expenses  as may be agreed  upon from time to time by the  Portfolio's
     Board and Manager.

                                       5

How we manage the Portfolio

Our investment strategies

We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments for the Portfolio.  The following are  descriptions of how the portfolio management team pursues the Portfolio's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

The Global Real Estate Securities Portfolio strives to achieve maximum long-term total return through a combination  of current income and capital  appreciation.
Under normal  circumstances,  the Portfolio  will invest at least 80% of its net assets in  securities  issued by U.S. and non-U.S.  companies in the real estate and real estate-related sectors.

The Portfolio  will allocate its assets among  companies in various  regions and countries  throughout  the world,  including  the United  States and  developed, developing, and emerging market non-U.S. countries. Therefore, the Portfolio may at times have a  significant  investment in real estate  companies  organized or located  outside the U.S.  Conversely,  under  certain  market  conditions,  the
Portfolio may shift more of its investments to U.S. companies. The Portfolio may invest in securities issued in any currency and may hold foreign currency.

Our investment  strategy is based on both a top-down and a bottom-up  assessment of countries and specific markets. From a top-down perspective, we consider each region's  economy,  including current economic  conditions,  interest rates, job growth  and  capital  flows.  Our  bottom-up  analysis  is based  on a  relative valuation  methodology  that is  focused  on both  real  estate  valuations  and security-level  research  with  disciplined  portfolio  management.  Real estate factors that are important to our analysis would be supply/demand, vacancy rates and rental  growth in a particular  market.  This  market-by-market  research is coupled with an overview of a company's  financials,  cash flow, dividend growth rates and management strategy. In addition, we consider selling a security based generally on the following  disciplines:  a security reaching our targeted price ranges; relative pricing of a security versus other investment opportunities; or
a negative change in how we view a security's fundamentals.

We do not normally acquire securities for short-term  purposes;  however, we may take  advantage  of  short-term  opportunities  that  are  consistent  with  the
Portfolio's investment objectives.

The  Global  Real  Estate  Securities   Portfolio's  investment  objectives  are
non-fundamental. This means that the Board of Trustees may change the objectives without obtaining shareholder approval. If the objectives were changed, we would notify  shareholders at least 60 days before the change in the objectives became effective.

                                       6

The securities we typically invest in

Stocks offer  investors the potential for capital  appreciation.  Certain stocks that we invest in may pay dividends as well.

----------------------------------- ------------------------------------------
         Securities                            How we use them
----------------------------------- ------------------------------------------
Common or ordinary stocks:          Under normal circumstances, we will
Securities that represent shares    generally invest the Portfolio's assets
of ownership in a corporation.      in common or ordinary stocks, some of
Stockholders participate in the     which may be dividend-paying stocks.
corporation's profits and losses
proportionate to the number of
shares they own.
----------------------------------- ------------------------------------------
Real estate investment trusts       We may invest without limitation in
(REITs): A company, usually         shares of U.S. and non-U.S. REITs.
traded publicly, that manages a
portfolio of real estate or real
estate mortgages to earn profits
for shareholders.

REITs are generally classified as
equity REITs, mortgage REITs or a
combination of equity and
mortgage REITs.  Equity REITs
typically invest the majority of
their assets directly in real
property, derive income primarily
from the collection of rents and
can realize capital gains by
selling properties that have
appreciated in value.  Mortgage
REITs typically invest the
majority of their assets in real
estate mortgages and derive
income from the collection of
interest payments. By investing
in REITs indirectly through the
Portfolio, a shareholder bears a
proportionate share of the
expenses of the Portfolio and
indirectly shares similar
expenses of the REITs. Although
the REIT structure originated in
the U.S., a number of countries
around the world have adopted, or
are considering adopting, similar
REIT and REIT-like structures.
----------------------------------- ------------------------------------------
American Depositary Receipts        We may invest in sponsored and
(ADRs), European Depositary         unsponsored ADRs, EDRs and GDRs,
Receipts (EDRs), and Global         generally focusing on those whose
Depositary Receipts (GDRs):  ADRs   underlying securities are issued by
are receipts issued by a U.S.       foreign entities.  Sponsored depositary
depositary (usually a U.S. bank)    receipts are issued jointly by the
and EDRs and GDRs are receipts      issuer of the underlying security and
issued by a depositary outside of   the depositary, and unsponsored
the U.S. (usually a non-U.S. bank   depositary receipts are issued by the
or trust company or a foreign       depositary without the participation of
branch of a U.S. bank).             the issuer of the underlying security.
Depositary receipts represent an
ownership interest in an
underlying security that is held
by the depositary.  Generally,
the underlying security
represented by an ADR is issued
by a foreign issuer and the
underlying security represented
by an EDR or GDR may be issued by
a foreign or U.S. issuer.
Generally, the holder of the
depositary receipt is entitled to
all payments of interest,
dividends or capital gains that
are made on the underlying
security.
----------------------------------- ------------------------------------------

                                       7

----------------------------------- ------------------------------------------
Options and futures: Options        If we have stocks that have unrealized
represent a right to buy or sell    gains, we may want to protect those
a security or group of securities   gains when we anticipate adverse
at an agreed upon price at a        conditions.  We might use options or
future date. The purchaser of an    futures to neutralize the effect of any
option may or may not choose to     price declines, without selling the
go through with the transaction;    security.  We might also use options or
the seller must go through with     futures to gain exposure to a particular
the transaction.                    market segment without purchasing
                                    individual securities in that segment.
Writing a call option on a          We might use this approach if we had
security obligates the owner of     excess cash that we wanted to invest
the security to sell it at an       quickly.
agreed upon price on an agreed
upon date (usually no more than     We might use covered call options if we
nine months in the future).  The    believe that doing so would help the
owner of the security receives a    Portfolio to meet its investment
premium payment from the            objectives.
purchaser of the call, but if the
security appreciates to a price     Use of these strategies can increase the
greater than the agreed upon        operating costs of the Portfolio and can
selling price, the Portfolio        lead to loss of principal. Despite the
would lose out on those gains.  A   ability to utilize options and futures
call option written by the          as described above, we do not currently
Portfolio is "covered" if the       intend to use such transactions often
Portfolio owns the security         and may determine not to use options and
underlying the option or has an     futures at all.
absolute and immediate right to
acquire that security without
additional cash consideration.

Futures contracts are agreements
for the purchase or sale of
securities at a specified price,
on a specified date.  Unlike an
option, a futures contract must
be executed unless it is sold
before the settlement date.

Options and futures are generally
considered to be derivative
securities.

----------------------------------- ------------------------------------------
Repurchase agreements: An           Typically, we use repurchase agreements
agreement between a buyer of        as a short-term investment for our cash
securities, such as the             position. In order to enter into
Portfolio, and a seller of          repurchase agreements, the Portfolio
securities, in which the seller     must have collateral of at least 102% of
agrees to buy the securities back   the repurchase price. Except when we
within a specified time at the      believe a temporary defensive approach
same price the buyer paid for       is appropriate, we will not hold more
them, plus an amount equal to an    than 5% of the Portfolio's total assets
agreed upon interest rate.          in cash or other short-term investments.
Repurchase agreements are often     All short-term investments will be
viewed as equivalent to cash.       rated AAA by Standard & Poor's (S&P) or
                                    Aaa by Moody's Investors Service
                                    (Moody's) or if unrated, be of
                                    comparable quality, based on our
                                    evaluation.  We will only enter into
                                    repurchase agreements in which the
                                    collateral is U.S. government
                                    securities.
----------------------------------- ------------------------------------------
Investment company securities: In   We may hold investment company
some countries, investments by      securities if the portfolio managers
U.S. mutual funds are generally     believe the country offers good
made by purchasing shares of        investment opportunities. Such
investment companies that in turn   investment companies may be open-end or
invest in the securities of such    closed-end investment companies. These
countries.                          investments involve an indirect payment
                                    by the Portfolio's shareholders of a
                                    portion of the expenses of the other
                                    investment companies, including their
                                    advisory fees.
----------------------------------- ------------------------------------------

                                       8

----------------------------------- ------------------------------------------
Foreign currency transactions: A    Although we value the Portfolio's assets
forward foreign currency exchange   daily in U.S. dollars, we do not intend
contract involves an obligation     to convert the Portfolio's holdings of
to purchase or sell a specific      foreign currencies into U.S. dollars on
currency on a fixed future date     a daily basis.  We are permitted to,
at a price that is set at the       however, from time to time, purchase or
time of the contract. The future    sell foreign currencies and/or engage in
date may be any number of days      forward foreign currency exchange
from the date of the contract as    transactions.  We may conduct the
agreed by the parties involved.     Portfolio's foreign currency
                                    transactions on a cash basis at the rate
                                    prevailing in the foreign currency
                                    exchange market or through a forward
                                    foreign currency exchange contract or
                                    forward contract.

                                    We may use forward contracts for
                                    defensive hedging purposes to attempt to
                                    protect the value of the Portfolio's
                                    current security or currency holdings.
                                    We may also use forward contracts if we
                                    have agreed to sell a security and want
                                    to "lock-in" the price of that security,
                                    in terms of U.S. dollars.  Investors
                                    should be aware of the costs of currency
                                    conversion. We will not use forward
                                    contracts for speculative purposes.
                                    Despite the ability to utilize foreign
                                    currency transactions as described
                                    above, we do not currently intend to use
                                    such transactions often and may
                                    determine not to use foreign currency
                                    transactions at all.
----------------------------------- ------------------------------------------
Restricted securities:              We may invest in privately-placed
Privately-placed securities whose   securities, including those that are
resale is restricted under U.S.     eligible for resale only among certain
securities laws.                    institutional buyers without
                                    registration, commonly known as "Rule
                                    144A Securities."  Restricted securities
                                    that are determined to be illiquid may
                                    not exceed the Portfolio's 15% limit on
                                    illiquid securities.   We may invest
                                    without limitation in Rule 144A
                                    Securities that are deemed to be liquid.
----------------------------------- ------------------------------------------
Illiquid securities: Securities     We may invest up to 15% of the
that do not have a ready market,    Portfolio's net assets in illiquid
and cannot be sold within seven     securities.
days at approximately the price
at which a portfolio has valued
them.  Illiquid securities
include repurchase agreements
maturing in more than seven days.
----------------------------------- ------------------------------------------

We may also invest in rights and warrants to purchase common stocks, convertible securities,  including  enhanced  convertible  securities,  as well as preferred stocks,  mortgage-backed  securities, U.S. government securities and zero coupon bonds.  Please see the Statement of Additional  Information (SAI) for additional descriptions  and risk  information  on these and other  securities,  as well as those listed in the table above. You can also find additional  information about the  investments  in the  Portfolio  in the  annual  or  semiannual  shareholder reports.

Lending securities
We may lend up to 25% of the Portfolio's  assets to qualified  brokers,  dealers and institutional investors for use in their securities transactions.  Borrowers of the  Portfolio's  securities  must provide  collateral  to the  Portfolio and adjust the amount of collateral  each day to reflect changes in the value of the loaned  securities.  These  transactions may generate  additional income for the
Portfolio.

Borrowing from banks
We may borrow  money from banks as a  temporary  measure  for  extraordinary  or emergency  purposes  or to  facilitate  redemptions.  We will be required to pay interest to the lending  banks on the amount  borrowed.  As a result,  borrowing money  could  result  in the  Portfolio  being  unable  to meet  its  investment objective.

Temporary defensive positions
For  temporary  defensive  purposes,  we may  hold  a  substantial  part  of the
Portfolio's assets in cash or cash equivalents.  To the extent that we hold such instruments, we may be unable to achieve the Portfolio's investment objectives.

                                       9

Purchasing securities on a when-issued or delayed delivery basis
We may buy or sell securities on a when-issued or delayed  delivery basis;  that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Portfolio's obligations, and will value the designated assets daily.

Portfolio turnover
We anticipate that the  Portfolio's  annual  portfolio  turnover will not exceed
100%.  It is possible,  however,  that  portfolio  turnover  will be higher than expected.  A turnover  rate of 100% would occur if, for example,  the  Portfolio bought and sold all of the  securities in its portfolio  once in the course of a year or frequently traded a single security.  A high rate of portfolio  turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Portfolio

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you invest in the  Portfolio,  you should carefully evaluate the risks. Because of the nature of the Portfolio, you should  consider your  investment to be a long-term  investment  that  typically provides  the best  results  when held for a number of  years.  The table  below describes the principal risks you assume when investing in the Portfolio. Please see the SAI for further  discussion of these risks and other risks not discussed here.

------------------------------ ------------------------------------------------
            Risks                       How we strive to manage them
------------------------------ ------------------------------------------------
Market risk is the risk that   We maintain a long-term investment approach
all or a majority of the       and focus on securities we believe can
securities in a certain        appreciate over an extended time frame
market - like the stock or     regardless of interim market fluctuations. We
bond market - will decline     do not try to predict overall market
in value because of factors    movements.  Although we may hold securities
such as economic conditions,   for any amount of time, we generally do not
future expectations or         trade for short-term purposes.
investor confidence.
                               We may hold a substantial part of the
                               Portfolio's assets in cash or cash equivalents
                               as a temporary, defensive strategy.
------------------------------ ------------------------------------------------
Industry and security risk:    We intend to hold a number of different
Industry risk is the risk      individual securities, seeking to manage
that the value of securities   security risk. However, we do concentrate on
in a particular industry       the real estate industry.  As a consequence,
will decline because of        the share price of the Portfolio may fluctuate
changing expectations for      in response to factors affecting that
the performance of that        industry, and may fluctuate more widely than a
industry.                      portfolio that invests in a broader range of
                               industries.  The Portfolio may be more
Security risk is the risk      susceptible to any single economic, political
that the value of an           or regulatory occurrence affecting the real
individual stock or bond       estate industry.
will decline because of
changing expectations for
the performance of the
individual company issuing
the stock or bond.
------------------------------ ------------------------------------------------
Interest rate risk is the      The Portfolio is subject to interest rate
risk that securities will      risk. If we invest in REITs or other companies
decrease in value if           that hold fixed rate obligations, we would
interest rates rise.           expect the value of those investments to
                               decrease if interest rates rise and increase
                               if interest rates decline. However, lower
                               interest rates also tend to increase the
                               chances that a bond will be refinanced, which
                               can hurt the returns of REIT or other
                               companies that hold fixed rate obligations. We
                               strive to manage this risk by monitoring
                               interest rates and evaluating their potential
                               impact on securities already in the portfolio
                               or those we are considering for purchase.
------------------------------ ------------------------------------------------

                                       10

------------------------------ ------------------------------------------------
            Risks                       How we strive to manage them
------------------------------ ------------------------------------------------
Real estate industry risks     Since we invest principally in companies in
include among others:          the real estate and real estate-related
o    possible declines in      sectors, the Portfolio is subject to the risks
     the value of real         associated with the real estate industry.  We
     estate;                   will strive to manage these risks through
o    risks related to          careful selection of individual securities;
     economic conditions;      however, investors should carefully consider
o    possible shortage         these risks before investing in the Portfolio.
     of mortgage portfolios;
o    overbuilding and
     extended vacancies;
o    increased competition;
o    changes in property
     taxes, operating
     expenses or zoning
     laws;
o    costs of environmental
     clean-up, or damages
     from natural disasters;
o    limitations or
     fluctuations in rent
     payments;
o    cashflow fluctuations;
     and
o    defaults by borrowers.

REITs are also subject to
the risk of failing to
qualify for tax-free
pass-through of income under
Code and/or failing to
qualify for an exemption
from registration as an
investment company under the
1940 Act.
------------------------------ ------------------------------------------------
Foreign risk is the risk       We plan on investing the Portfolio's assets in
that foreign securities may    foreign securities, and we strive to manage
be adversely affected by       the risks involved with investing in foreign
political instability,         securities as detailed below and in the SAI.
changes in currency exchange
rates, foreign economic
conditions, inadequate
regulatory and accounting
standards, or other risks as
described in more detail
below.
------------------------------ ------------------------------------------------

                                       11

------------------------------ ------------------------------------------------
            Risks                       How we strive to manage them
------------------------------ ------------------------------------------------
Emerging markets risk is the   We may invest in emerging market securities.
possibility that the risks     Striving to manage this risk, we carefully
associated with                screen securities within emerging markets and
international investing will   attempt to consider material risks associated
be greater in emerging         with an individual company or issuer.
markets than in more
developed foreign markets
because, among other things,
emerging markets may have
less stable political and
economic environments.  In
addition, in many emerging
markets, there is
substantially less publicly
available information about
issuers and the information
that is available tends to
be of a lesser quality.
Economic structures and
markets tend to be less
mature and diverse and the
securities markets which are
subject to less government
regulation or supervision
may also be smaller, less
liquid and subject to
greater price volatility.
------------------------------ ------------------------------------------------
Political risk is the risk     We evaluate the political situations in the
that countries or an entire    countries where we invest and take into
region may experience          account any potential risks before we select
political instability. This    securities for the Portfolio.  However, there
may cause greater              is no way to eliminate political risk when
fluctuation in the value and   investing internationally. In emerging markets
liquidity of investments due   political risk is typically more likely to
to changes in currency         affect the economy and share prices than in
exchange rates, governmental   developed markets.
seizures or nationalization
of assets.
------------------------------ ------------------------------------------------
Currency risk is the risk      We may try to hedge the Portfolio's currency
that the value of a            risk by purchasing foreign currency exchange
portfolio's investments may    contracts.  If we agree to purchase or sell
be negatively affected by      foreign securities at a pre-set price on a
changes in foreign currency    future date, we may attempt to protect the
exchange rates.  Adverse       value of a security the Portfolio owns from
changes in exchange rates      future changes in currency rates.  If we have
may reduce or eliminate any    agreed to purchase or sell a security, the
gains produced by              Portfolio may also use foreign currency
investments that are           exchange contracts to "lock-in" the security's
denominated in foreign         price in terms of U.S. dollars or another
currencies and may increase    applicable currency.  We may use forward
any losses.                    currency exchange contracts only for defensive
                               or protective measures, not to enhance
                               portfolio returns. However, there is no
                               assurance that such strategies will be
                               successful or that the Portfolio will
                               necessarily utilize such strategies. Hedging
                               is typically less practical in emerging
                               markets.
------------------------------ ------------------------------------------------
Information risk is the risk   We conduct fundamental research on the
that foreign companies may     companies we invest in rather than relying
be subject to different        solely on information available through
accounting, auditing and       financial reporting. As part of our worldwide
financial reporting            research process, we emphasize meetings or
standards than U.S.            direct contact with company officials. The
companies.  There may be       portfolio managers believe this will help them
less information available     to better uncover any potential weaknesses in
about foreign issuers than     individual companies.
domestic issuers.
Furthermore, regulatory
oversight of foreign issuers
may be less stringent or
less consistently applied
than in the U.S.
------------------------------ ------------------------------------------------
Inefficient market risk is     We will attempt to reduce these risks by
the risk that foreign          investing in a number of different countries,
markets may be less liquid,    noting trends in the economy, industries and
have greater price             financial markets.
volatility, less regulation
and higher transaction costs
than U.S. markets.
------------------------------ ------------------------------------------------

                                       12

------------------------------ ------------------------------------------------
            Risks                       How we strive to manage them
------------------------------ ------------------------------------------------
Small company risk is the      We may invest in small companies and would be
risk that prices of smaller    subject to this risk. Although we typically
companies may be more          hold a number of different stocks in order to
volatile than larger           reduce the impact that one small company stock
companies because of limited   would have on the Portfolio, because this is a
financial resources or         non-diversified Portfolio, it is possible that
dependence on narrow product   a smaller company holding could be a
lines.                         significant holding and subject the Portfolio
                               to greater risk. We attempt to reduce this
                               risk by diversifying the Portfolio's
                               investments.
------------------------------ ------------------------------------------------
Transaction costs risk         The Portfolio is subject to this risk.  We
relates to the costs of        strive to monitor transaction costs and to
buying, selling and holding    choose an efficient trading strategy for the
foreign securities,            Portfolio.
including brokerage, tax and
custody costs, which may be
higher than those involved
in U.S. securities
transactions.
------------------------------ ------------------------------------------------
Non-diversified funds:         The Portfolio is a non-diversified portfolio
Non-diversified investment     and is subject to this risk.  Nevertheless, we
companies have the             typically hold securities from a variety of
flexibility to invest as       different issuers, representing different
much as 50% of their assets    sectors of the real estate industry. We also
in as few as two issuers       perform extensive analysis on all securities.
with no single issuer          We are particularly diligent in reviewing
accounting for more than 25%   securities that represent a larger percentage
of the portfolio.  The         of portfolio assets.
remaining 50% of the
portfolio must be
diversified so that no more
than 5% of a portfolio's
assets are invested in the
securities of a single
issuer. Because a
non-diversified portfolio
may invest its assets in
fewer issuers, the value of
portfolio shares may
increase or decrease more
rapidly than if the
portfolio were fully
diversified.
------------------------------ ------------------------------------------------
Liquidity risk is the          We limit exposure to illiquid securities to no
possibility that securities    more than 15% of the Portfolio's net assets.
cannot be readily sold
within seven days at
approximately the price that
a portfolio has valued them.
------------------------------ ------------------------------------------------
Futures and options risk is    We may use futures contracts and options on
the possibility that a         futures contracts, as well as options on
portfolio may experience a     securities for hedging purposes.  We limit the
loss if it employs an          amount of the Portfolio's assets that may be
options or futures strategy    committed to these strategies.  Our
related to a security or a     obligations related to futures and options
market index and that          transactions will not exceed 20% of the
security or index moves in     Portfolio's total assets and we will not enter
the opposite direction from    into additional futures contracts or options
what the manager               on them if more than 5% of the Portfolio's
anticipated.  Futures and      assets would be required as margin deposits or
options also involve           premiums on the options. There is no assurance
additional expenses, which     that such strategies will be successful or
could reduce any benefit or    that the Portfolio will necessarily utilize
increase any loss that the     such strategies.
Portfolio experiences from
using the strategy.
------------------------------ ------------------------------------------------

Disclosure of portfolio holdings information
A description of the  Portfolio's  policies and  procedures  with respect to the
disclosure  of  the  Portfolio's   portfolio  securities  is  available  in  the
Portfolio's SAI.

                                       13

Who manages the Portfolio

Investment manager
The Portfolio is managed by Delaware Management Company (the Manager),  a series of  Delaware  Management  Business  Trust,  which is an indirect  subsidiary  of
Delaware Management  Holdings,  Inc. The Manager makes investment  decisions for the  Portfolio,  manages the  Portfolio's  business  affairs and provides  daily administrative  services. For its services to the Portfolio, the Manager is paid the following management fee:

-------------------------------------- -----------------------------------------
The Global Real Estate Securities      Management Fee Rate (annual rate as a
Portfolio                              percentage of average daily net assets)
                                       -----------------------------------------
                                       0.99% on the first $100 million;
                                       -----------------------------------------
                                       0.90% on the next $150 million;
                                       -----------------------------------------
                                       0.80% on assets in excess of $250 million
-------------------------------------- -----------------------------------------

The  Portfolio  has  not  yet  commenced  operations  as of  the  date  of  this
Prospectus. A discussion of the basis for the Board of Trustees' annual approval of the  Portfolio's  investment  advisory  contract  will be available in future annual or semiannual reports to shareholders of the Portfolio.

Portfolio managers

Babak  Zenouzi  has  primary  responsibility  for making  day-to-day  investment
decisions  for  The  Global  Real  Estate  Securities  Portfolio.   When  making
investment  decisions for the  Portfolio,  Mr. Zenouzi  regularly  consults with
Damon J. Andres.

Babak (Bob) Zenouzi
Senior Vice President, Senior Portfolio Manager
Mr. Zenouzi rejoined Delaware  Investments in May 2006. He left the firm in 1999 after seven years as an analyst and portfolio manager.  Currently,  he leads the firm's REIT group,  including the team, its process,  and its  institutional and retail  products,  which he created during his prior time with the firm. He also serves as lead portfolio manager for the firm's Dividend Income products,  which he helped create in the 1990s.  Most  recently,  Mr. Zenouzi worked at Chartwell
Investment  Partners  from  1999 to 2006,  where  he was a  partner  and  senior portfolio manager on Chartwell's Small-Cap Value portfolio.  He began his career with The Boston  Company,  where he held  several  positions in  accounting  and financial analysis.  Mr. Zenouzi earned a master's degree in finance from Boston
College  and a  bachelor's  degree from  Babson  College.  He is a member of the
National Association of Real Estate Investment Trusts.

Damon J. Andres, CFA
Vice President, Senior Portfolio Manager
Mr.  Andres,  who joined  Delaware  Investments in 1994,  currently  serves as a portfolio manager for REIT investments and  convertibles.  From 1991 to 1994, he
performed   investment-consulting   services  as  a  consulting  associate  with
Cambridge  Associates.  Mr.  Andres  earned  a  bachelor's  degree  in  business administration with an emphasis in finance and accounting from the University of
Richmond.

The SAI for the Portfolio  provides  additional  information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of other Portfolio shares.

Manager of managers structure
The  Portfolio  and the  Manager  have  received  an  exemptive  order  from the
Securities and Exchange  Commission (SEC) to operate under a manager of managers structure that permits the Manager,  with the approval of the Portfolio's  Board of  Trustees,  to appoint  and  replace  sub-advisors,  enter into  sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf
of  the  Portfolio  without  shareholder   approval  (the  Manager  of  Managers
Structure).  Under the Manager of Manager  Structure,  the Manager has  ultimate responsibility,  subject to oversight by the Portfolio's  Board,  for overseeing the Portfolio's  sub-advisors  and  recommending  to the  Portfolio's  Board its hiring,  termination  or  replacement.  The SEC  order  does  not  apply  to any sub-advisor  that is  affiliated  with the  Portfolio or the Manager.  While the
Manager does not currently expect to use the Manager of Managers  Structure with respect to the  Portfolio,  the Manager  may, in the  future,  recommend  to the
Portfolio's Board

                                       14

the  establishment  of the Manager of Managers  Structure  by  recommending  the hiring of one or more sub-advisors to manage all or a portion of the Portfolio's portfolio.

The Manager of Managers  Structure enables the Portfolio to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall  management  and advisory  fees payable by the Portfolio without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       15

Who's who?
This  list  below  shows  the  various   organizations   involved  in  managing,
administering and servicing the Portfolio.

                                                       Board of Trustees

Investment manager                          The Portfolio                       Custodian
Delaware Management Company                                                     Mellon Bank, N.A.
2005 Market Street                                                              One Mellon Center
Philadelphia, PA 19103-7094                                                     Pittsburgh, PA 15258

Portfolio managers                  Distributor                                 Service Agent
(see page 14 for details)           Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                    2005 Market Street                          2005 Market Street
                                    Philadelphia, PA 19103-7094                 Philadelphia, PA 19103-7094

                                                         Shareholders

Board of Trustees   A mutual fund is  governed by a board of trustees, which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's investment manager and distributor.  However, the Portfolio relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be  comprised  of a majority of such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor   Most mutual  funds  continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker/dealers  and are subject to
National  Association of Securities Dealers,  Inc. (NASD) rules governing mutual fund sales practices.

Service agent   Mutual fund companies employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       16

About your account

Shareholder Services

Special  Reports  and  Other   Services.   The  Portfolio  will  provide  client
shareholders with the following information:

o    Audited annual financial reports.

o    Unaudited semiannual financial reports.

o    Detailed  monthly  appraisal of the status of their  account and a complete review of portfolio assets, performance results and other pertinent data.

In addition,  the investment advisors may conduct periodic personal reviews with each client shareholder, with interim telephone updates and other communication, as appropriate.

The Delaware  Pooled  Trust's  dedicated  telephone  number,  800  231-8002,  is available for shareholder  inquiries  during normal business hours. You may also obtain the net asset values  (NAVs) for the  Portfolio by calling this number or
via  our  Web  site  at   www.delawareinvestments.com/institutional/dptnavs.jsp.
Written correspondence should be addressed to:

                              Delaware Pooled Trust
                               2005 Market Street
                           Philadelphia, PA 19103-7094
                           Attention: Client Services

How to Purchase Shares

Shares of the Portfolio  described in this  Prospectus  are offered  directly to institutions  and  high  net-worth  individual  investors  at NAV  with no sales commissions or 12b-1 charges. The only type of defined contribution plan that is permitted  to become a new investor in Original  Class  shares of the  Portfolio offered  through  this  Prospectus  is a plan  which  represents:  (i)  that the decision to invest plan  assets in or  withdraw  plan assets from the  Portfolio will be made  solely by a plan  fiduciary,  such as the  plan's  board,  without direction from or consultation  with any plan participant and (ii) that the plan will make no more than three separate  purchase orders during any given calendar quarter.  The Original Class shares of the Portfolio are not primarily  designed for defined contribution plans that are participant-directed or frequently trade
Portfolio shares, and therefore the Portfolio requires the above representations from any new defined contribution plan investors. We reserve the right to reject any purchase  order made by a new defined  contribution  plan investor that does not meet the above representations or that follows a pattern of market timing as described in this Prospectus.  Defined contribution plans who do not qualify for
Original  Class  shares as described  above may be eligible to purchase  Class P shares of the Portfolio offered through a separate prospectus.

Minimum  Investments.  The minimum  initial  investment  for the  shareholder of record is  $1,000,000  in the  aggregate  across all  Portfolios of the Delaware
Pooled  Trust.  There  are  no  minimums  for  subsequent  contributions  in the
Portfolio where the aggregate minimum initial investment for the Delaware Pooled
Trust has been satisfied.

Purchase Price.  You may buy shares at the  Portfolio's NAV per share,  which is calculated  as of the  close of the New York  Stock  Exchange's  (NYSE)  regular trading  hours  (ordinarily  4:00 P.M.  Eastern  Time) every day the exchange is open.  Your order will be priced at the next NAV calculated  after your order is accepted  by the  Portfolio.  Except  in the case of  in-kind  purchases  and as described  below,  an order  will be  accepted  by the  Portfolio  after (1) the
Portfolio is notified by telephone,  email,  facsimile or other means acceptable to the  Portfolio  of your  purchase  order  and (2)  Federal  Funds  have  been delivered  to the  Portfolio's  agent.  If notice is given or Federal  Funds are delivered after that time, the purchase order will be priced at the close of the
NYSE on the  following  business day. A business day is any day that the NYSE is open for business (Business Day).

In addition,  Portfolio  service  providers  have entered into  agreements  with certain  authorized agents to allow such agents to accept purchase orders on the
Portfolio's  behalf. For purposes of pricing, a purchase order will be deemed to be accepted by the  Portfolio  when such  authorized  agent accepts the order on behalf of the  Portfolio  pursuant  to the terms of its  agreement.  Among other things,  there are  certain  terms in the  agreement  which  give the  Portfolio

                                       17

assurances  that the agent has received a purchase order before the close of the
NYSE's regular  trading hours in order to receive that day's NAV. We reserve the right to reject any purchase order.

How to  Purchase  Shares  By  Federal  Funds  Wire.  Purchases  of shares of the
Portfolio  should be made by having your bank wire Federal  Funds to Bank of New
York as described below. In order to ensure prompt receipt of your Federal Funds
Wire and processing of your purchase  order,  it is important that the following steps be taken:

o    First,  complete the Account Registration Form and send it via facsimile to
     215 255-1162 or mail it to:

                              Delaware Pooled Trust
                               2005 Market Street
                           Philadelphia, PA 19103-7094
                              Attn: Client Services

o    Second,  telephone  the Portfolio at 800 231-8002 (or contact the Portfolio via email,  facsimile  or other  means  acceptable  to the  Portfolio)  and
     provide  us  with  the  account  name,   address,   telephone  number,  Tax
     Identification  Number, the Portfolio(s)  selected,  the amount being wired and by which bank and which specific branch, if applicable. We will provide you with the Portfolio account number.

o    Third,  instruct your bank to wire the specified purchase amount of Federal
     Funds to Bank of New York, ABA #021000018,  Bank Account  #8900403748.  The
     funds should be sent to the attention of Delaware  Pooled Trust (be sure to have  your bank  include  the name of the  Portfolio,  the  account  number assigned to you and your account name).  Federal Funds purchase orders will be accepted  only on a day on which the  Portfolio,  the NYSE,  Bank of New
     York and the Portfolio's custodians are open for business.

Additional Investments.  You may add to your shareholder account at any time and in any amount.  Procedures for purchasing  shares are the same as those followed for a new account as described above:

o    First, notify the Portfolio of your impending purchase by calling us at 800
     231-8002,  or by contacting the Portfolio via another method  acceptable to the Portfolio.

o    Then be sure that your bank follows the same  procedures as described above with respect to the wiring of Federal Funds to Bank of New York.

In-Kind Purchases.  The Portfolio, in its sole discretion,  may permit investors to make an investment by a  contribution  of securities  in-kind or by following another  procedure  that  will  have  the same  economic  effect  as an  in-kind purchase.  In either case,  such investors will be required to pay the brokerage or other  transaction  costs  arising in connection  with  acquiring the subject securities.  The purchase price per share for investors  purchasing shares by an in-kind  procedure or by such other  permitted  procedure  shall be the NAV next determined after  acceptance by the Portfolio of the investor's  purchase order.
Investors wishing to make an investment by a contribution of securities  in-kind
should  contact  the  Portfolio  at  800  231-8002  to  determine   whether  the
Portfolio's  advisor  will  agree to  accept  the  investor's  proposed  in-kind contribution  and,  if so,  to  make  appropriate  arrangements  to  settle  the transaction.  The assets provided to the Portfolio  pursuant to these procedures shall be valued consistent with the same valuation  procedures used to calculate the Portfolio's NAV.

How To Redeem Shares

You may  withdraw  all or any portion of the amount in your account by redeeming shares at any time by submitting a request in accordance  with the  instructions provided below.  The Portfolio will redeem its shares at the NAV next determined after the request is received in "good  order." The  proceeds of any  redemption may be more or less than the  purchase  price of your  shares  depending  on the market value of the investment securities held by the Portfolio.

                                       18

How to Redeem Shares by Mail or Fax Message

"Good order" for purposes of mail or facsimile  message  redemptions  means that the request to redeem must adhere to the following procedures:

o    A letter of instruction must be sent to the Portfolio specifying the number of shares  or  dollar  amount  to be  redeemed  signed  by the  appropriate corporate or organizational  officer(s) or other designated  individuals or entities exactly as it appears on the Account  Registration  Form. Unless a letter of instruction  directs  otherwise or a separate written request has been  submitted to the  Portfolio as described in the next  paragraph,  the redemption  proceeds  will be  wired  to the  commercial  bank  or  account
     designation   identified  on  the  Account   Registration  Form.  Signature
     guarantees  will be  required  when a letter of  instruction  directs  that redemption  proceeds be sent to a  commercial  bank or account  designation other than the one  identified  on the  Account  Registration  Form or in a separate written request.

o    If you wish to change the name of the commercial bank or account designated to receive the redemption proceeds as provided in the Account  Registration
     Form or  otherwise,  a separate  written  request  must be submitted to the
     Portfolio  at the address  listed below  before the  redemption  request is made.  Requests to change the bank or account designation must be signed by the appropriate  person(s)  authorized to act on behalf of the shareholder.
     Under  certain  circumstances,  the  Portfolio may require that a signature guarantee  accompany  your  request.  Copies of the request must be sent to both the  current  commercial  bank  and the new  designee  bank.  Prior to redemption,  the Portfolio will telephonically confirm the change with both the current and the new  designee  banks.  Further  clarification  of these procedures can be obtained by calling the Portfolio.

                             Send your requests to:
                              Delaware Pooled Trust
                              Attn: Client Services
                               2005 Market Street
                           Philadelphia, PA 19103-7094
                               Fax # 215 255-1162

Please call the  Portfolio  at 800  231-8002 to inform  Client  Services of your intent to send a facsimile message.

How to Redeem Shares by Telephone

"Good  order" for purposes of  telephone  redemptions  means that the request to redeem must adhere to the following procedures:

o    If you have  previously  elected  the  Telephone  Redemption  Option on the
     Account  Registration  Form,  you can request a  redemption  of your shares
     (either by specifying the number of shares or dollar amount to be redeemed)
     by calling the  Portfolio  at 800 231-8002 and  requesting  the  redemption proceeds be wired to the commercial bank or account designation  identified on the Account Registration Form.

o    Shares cannot be redeemed by telephone if stock  certificates  are held for those shares,  or in instances when the in-kind  redemption  procedures are triggered,  as described  below.  Please  contact the Portfolio for further details.

o    In times of drastic market conditions,  the telephone redemption option may be  difficult  to  implement.  If you  experience  difficulty  in  making a telephone redemption, your request may be made by mail or facsimile message pursuant to the procedures described above.

o    The  Portfolio's  telephone  redemption  privileges  and  procedures may be modified or  terminated by the  Portfolio  only upon written  notice to the
     Portfolio's shareholders.

o    To change the name of the commercial bank or account  designated to receive the  redemption  proceeds as provided in the Account  Registration  Form or otherwise,  a written  request must be sent to the Portfolio at the address above. The request will be processed  pursuant to the procedures  described in the  second  bullet  point  under  "How to Redeem  Shares by Mail or Fax
     Message."

                                       19

In addition,  Portfolio  service  providers  have entered into  agreements  with certain  authorized  agents to allow such agents to accept  redemption orders on the  Portfolio's  behalf.  For purposes of pricing,  a redemption  order will be deemed to be received in "good  order" when such  authorized  agent  accepts the order on behalf of the Portfolio  pursuant to the terms of its agreement.  Among other things,  there are certain terms in the agreement which give the Portfolio assurances  that the agent has received a  redemption  order before the close of the NYSE's regular trading hours in order to receive that day's NAV.

Redemptions  In-Kind.  The  Portfolio,  in  its  sole  discretion,   may  permit
shareholders to accept their redemption proceeds in-kind in portfolio securities or pursuant to another  procedure that will have the same economic  effect as an in-kind  redemption.  In either case, a shareholder that redeems shares pursuant to this section will bear the  brokerage or other  transaction  costs of selling the  portfolio  securities  received  in-kind  representing  the  value of their redeemed  shares.  The  redemption  price per share for  shareholders  redeeming shares by  in-kind or by such other  permitted  procedure  shall be the NAV next determined after the redemption request is received in good order. The portfolio securities  provided to the shareholder  pursuant to these  procedures  shall be valued  consistent  with the same  valuation  procedures  used to calculate  the
Portfolio's NAV. See "Valuation of Shares."

Important  Redemption  Information.  Because the Portfolio's  shares are sold to institutions  and high net-worth  individual  investors  with a relatively  high investment minimum, Portfolio shareholders likely will hold a significant number of Portfolio shares.  For this reason,  the Portfolio requests that shareholders proposing to make a large  redemption  order give the Portfolio at least 10 days advance  notice of any such  order.  This  request  can easily be  satisfied  by calling the Portfolio at 800 231-8002,  and giving  notification  of your future intentions.

Once a formal redemption order is received in good order, the Portfolio,  in the case of  redemptions  to be made in cash,  normally  will make  payment  for all shares  redeemed under this  procedure  within three Business Days of receipt of the order. In no event, however, will payment be made more than seven days after receipt of a redemption  request in good order.  The  Portfolio  may suspend the right of  redemption  or postpone the date at times when the NYSE is closed,  or under any emergency  circumstances as determined by the SEC. As described above, the  Portfolio  may also pay the  redemption  proceeds  in whole or in part by a distribution  in-kind of  securities  held by the  Portfolio  in lieu of cash in conformity with applicable rules of the SEC.

Due to the  relatively  high  cost  of  maintaining  shareholder  accounts,  the
Portfolio  reserves the right to redeem  shares in the Portfolio if the value of your holdings in that Portfolio is below $500,000. The Portfolio,  however, will not redeem  shares based solely upon market  reductions in NAV. If the Portfolio intends to take such action,  a shareholder  would be notified and given 90 days to make an additional investment before the redemption is processed.

Payments to intermediaries
The Distributor and its affiliates may pay additional compensation (at their own expense  and not as an  expense  of the  Portfolio)  to  certain  affiliated  or unaffiliated  brokers,  dealers  or other  financial  intermediaries  (Financial
Intermediaries)  in  connection  with the sale or retention of portfolio  shares and/or  shareholder  servicing,  including  providing the Portfolio  with "shelf space" or a higher profile with the Financial Intermediary's consultants,  sales persons and customers (distribution assistance). The level of payments made to a qualifying  Financial  Intermediary  in any given year will vary.  To the extent permitted by SEC and NASD rules and other applicable laws and  regulations,  the
Distributor may pay or allow its affiliates to pay other promotional  incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over the other  investment  options.  In addition,  depending on the  arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Portfolio's shares.

                                       20

For more information, please see the Portfolio's SAI.

Valuation of Shares

The price of the  Portfolio's  shares is based on the Portfolio's NAV per share.
We determine the  Portfolio's  NAV per share at the close of regular  trading on the NYSE  (normally  4:00 p.m.  Eastern Time) each day that the NYSE is open. We calculate this value by adding the market value of all the securities and assets in the  Portfolio's  portfolio,  deducting  all  liabilities,  and  dividing the resulting  number by the  number  of  shares  outstanding.  We  generally  price securities and other assets for which market quotations are readily available at
their  market  value.  For  a  portfolio  that  invests   primarily  in  foreign
securities, the NAV may change on days when the shareholders will not be able to purchase or redeem Portfolio  shares.  We price  fixed-income  securities on the basis of valuations  provided to us by an independent  pricing service that uses methods approved by the Board of Trustees. We price any fixed-income  securities that have a maturity of less than 60 days at amortized cost, which  approximates market value. For all other securities,  we use methods approved by the Board of
Trustees that are designed to price securities at their fair market value.

Other Purchase and Redemption Considerations

Fair  valuation.  When the Portfolio uses fair value  pricing,  it may take into account any factors it deems appropriate. The Portfolio may determine fair value based upon developments  related to a specific  security,  current valuations of foreign stock indices (as reflected in U.S.  futures markets) and/or U.S. sector or broader stock market  indices.  The price of securities used by the Portfolio to  calculate  its NAV may differ from quoted or  published  prices for the same securities.  Fair value  pricing  may  involve  subjective  judgments  and it is possible that the fair value  determined for a security is materially  different than the value that could be realized upon the sale of that security.

The  Portfolio  anticipates  using fair value pricing for  securities  primarily traded on U.S.  exchanges  only under very  limited  circumstances,  such as the early  closing of the  exchange on which a security is traded or  suspension  of trading  in the  security.  The  Portfolio  may  use  fair  value  pricing  more frequently for securities  primarily traded in non-U.S.  markets because,  among other things,  most foreign  markets close well before the Portfolio  values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that significant  events,  including broad market moves, may have occurred in the interim.  To account for this, the Portfolio may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   the  Portfolio's  Board  has  delegated
responsibility  for valuing the Portfolio's assets to a Pricing Committee of the
Manager, which operates under the policies and procedures approved by the Board, as described above.

Investments by large,  institutional investors. From time to time, certain large
institutional  investors  may  invest  in  the  Portfolio.   The  Portfolio  may
experience  relatively  large  investments  or  redemptions  as a result  of the institutional  investors either purchasing or redeeming the Portfolio's  shares.
These transactions may affect the Portfolio,  since a portfolio that experiences redemptions may be required to sell portfolio  securities,  and a portfolio that receives  additional  cash will need to invest  it.  While it is  impossible  to predict  the  overall  impact of these  transactions  over time,  there could be adverse  effects on  portfolio  management  to the extent the  Portfolio  may be required  to sell  securities  or  invest  cash at times  when  they  would  not otherwise do so. These transactions could also have tax consequences if sales of securities  result  in gains,  and  could  also  increase  transaction  costs or portfolio turnover. The Manager, representing the interests of the Portfolio, is committed to minimizing the impact of such transactions on the Portfolio.

Exchanges.  The Portfolio's  shares may generally be exchanged for shares of the other Portfolios in the Delaware Pooled Trust or the institutional  class shares of the other Delaware  Investments(R) Funds (including Delaware REIT Fund) based on the  respective  NAVs of the shares  involved and as long as the  Portfolio's minimum purchase  requirements and other guidelines are satisfied.  There are no minimum purchase  requirements for the  institutional  class shares of the other
Delaware  Investments(R)  Funds, but certain  eligibility  requirements  must be satisfied. An exchange would be considered a taxable event in instances where an institutional  shareholder  is subject to tax.  The  exchange  privilege is only available  with  respect  to  Portfolios  that  are  registered  for  sale  in a shareholder's state of residence. The Portfolio reserves the right to suspend or terminate, or amend the terms of, the exchange privilege

                                       21

upon 60 days' written notice to client shareholders.  The Portfolio reserves the right to reject any exchange order. See "Frequent  Trading of Portfolio  Shares"
below.  Please call the  Portfolio  for further  information  on how to exchange shares of the Portfolio.

Frequent trading of Portfolio shares.
The  Portfolio  discourages  purchases  by market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be rejected.  The  Portfolio's  Board of Trustees has adopted policies and procedures  designed to detect,  deter and prevent trading activity detrimental to the Portfolio and its  shareholders,  such as market timing.  The
Portfolio  will  consider  anyone who follows a pattern of market  timing in any
Delaware  Investments(R) Fund or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market timing of a portfolio  occurs when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is, purchases into a portfolio  followed quickly by redemptions out of that portfolio.  A short-term  roundtrip is any redemption of portfolio  shares within 20 Business  Days of a purchase of that  portfolio's shares. If you make a second such short-term roundtrip in a portfolio within the same calendar quarter as a previous short-term roundtrip in that portfolio,  you may be  considered a market  timer.  In  determining  whether  market timing has occurred,  the Portfolio  will consider  short-term  roundtrips to include rapid purchases  and sales of Portfolio  shares  through the exchange  privilege.  The
Portfolio  reserves the right to consider  other  trading  patterns to be market timing.

Your ability to use the Portfolio's exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange  order.  The  Portfolio  reserves the right to restrict or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions placed in violation of the Portfolio's market timing policy are not necessarily  deemed  accepted  by  the  Portfolio  and  may be  rejected  by the
Portfolio on the next Business Day following receipt by the Portfolio.

Redemptions  will  continue to be permitted in accordance  with the  Portfolio's current  Prospectus.  A redemption of shares under these  circumstances could be costly to a shareholder if, for example,  the shares have declined in value, the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Portfolio shares and avoid frequent trading in Portfolio shares.

The  Portfolio  reserves  the right to modify  this  policy at any time  without notice, including modifications to the Portfolio's monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation  of this  policy  involves  judgments  that  are  inherently  subjective  and may be selectively  applied,  we seek to  make  judgments  and  applications  that  are consistent  with the interests of the  Portfolio's  shareholders.  While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the  Portfolio's  market  timing  policy does not require the  Portfolio to take action in response to frequent trading activity.  If the Portfolio elects not to take any action in response  to  frequent  trading,  such  frequent  trading and market timing activity could continue.

Risks of market timing.
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases  and sales or exchanges of the  Portfolio's  shares  dilute the value of  shares  held by  long-term  shareholders.  Volatility  resulting  from excessive  purchases  and sales or  exchanges of  Portfolio  shares,  especially involving large dollar amounts, may disrupt efficient portfolio  management.  In particular,  the  Portfolio  may  have  difficulty  implementing  its  long-term investment  strategies  if it is forced to maintain a higher level of its assets in  cash to  accommodate  significant  short-term  trading  activity.  Excessive purchases  and sales or exchanges of the  Portfolio's  shares may also force the
Portfolio to sell  portfolio  securities at  inopportune  times to raise cash to accommodate  short-term  trading  activity.  This  could  adversely  affect  the
Portfolio's  performance,  if,  for  example,  the  Portfolio  incurs  increased brokerage costs and  realization of taxable capital gains without  attaining any investment advantage.

A portfolio that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on markets  that close well  before the time a  portfolio calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and the  Portfolio's  NAV  calculation may  affect the value of these  foreign  securities.  The time zone  differences

                                       22

among  international  stock  markets  can  allow  a  shareholder  engaging  in a short-term  trading  strategy to exploit  differences in portfolio  share prices that are based on closing  prices of foreign  securities  established  some time before a portfolio calculates its own share price.

Any  portfolio  that  invests  in  securities  that are  thinly  traded,  traded infrequently,  or relatively  illiquid has the risk that the  securities  prices used to calculate the portfolio's NAV may not accurately  reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences.  Portfolios that may be adversely affected by such arbitrage  include,  in  particular,  portfolios  that  significantly  invest in small-cap securities,  technology and other specific industry sector securities, and in certain fixed-income securities,  such as high-yield bonds,  asset-backed securities or municipal bonds.

Transaction  monitoring procedures.  The Portfolio,  through its transfer agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Portfolio shares.  This monitoring  process involves several factors, which include  scrutinizing  transactions in portfolio  shares for violations of the  Portfolio's  market  timing  policy  or other  patterns  of  short-term  or excessive trading. For purposes of these transaction monitoring procedures,  the
Portfolio  may  consider  trading  activity by multiple  accounts  under  common ownership,  control  or  influence  to be trading  by a single  entity.  Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are  common  forms  of  holding  shares  of  the
Portfolio,   particularly  among  certain  broker/dealers  and  other  financial intermediaries,  including  sponsors of retirement plans and variable  insurance products. The Portfolio will attempt to apply its monitoring procedures to these omnibus  accounts and to the individual  participants  in such  accounts.  In an effort to discourage market timers in such accounts,  the Portfolio may consider enforcement  against market timers at the  participant  level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Portfolio shares.

Limitations on ability to detect and curtail market timing. Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Portfolio and its agents to detect market timing in Portfolio  shares,  there is no guarantee  that the Portfolio will be able to identify these shareholders or curtail their trading  practices.  In particular, the  Portfolio  may  not be able  to  detect  market  timing  attributable  to a particular investor who effects purchase, redemption and/or exchange activity in
Portfolio  shares through omnibus  accounts.  The difficulty of detecting market timing may be further  compounded if these  entities  utilize  multiple tiers or omnibus accounts.

Miscellaneous.  Neither the  Portfolio,  the  Portfolio's  transfer  agent,  the
Portfolio's  custodians nor any of the Portfolio's  affiliates,  are responsible for any losses  incurred  in acting  upon  investor  instructions  (via  written instruction,  telephone  instruction or otherwise)  for purchase,  redemption or exchange of Portfolio shares which are reasonably  believed to be genuine.  With respect  to such  transactions,  the  Portfolio  will  attempt  to  ensure  that reasonable procedures are used to confirm that instructions  communicated to the
Portfolio are genuine.

Dividends, distributions and taxes
Dividends and  Distributions.  The  Portfolio  intends to qualify as a regulated investment  company  under the Code.  As a  regulated  investment  company,  the
Portfolio  generally  pays no  federal  income  tax on the  income  and gains it distributes  to you. The Portfolio  expects to declare and distribute all of its net  investment  income,  if any, to  shareholders  as dividends  annually.  The
Portfolio  will also  distribute net realized  capital  gains,  if any, at least annually.  The amount of any  distribution  will vary, and there is no guarantee
the  Portfolio   will  pay  either  an  income   dividend  or  a  capital  gains
distribution.  We  automatically  reinvest all dividends and any capital  gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Portfolio may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing  your  statement,  the  Portfolio  makes  every  effort  to  search  for

                                       23

reclassified   income  to  reduce  the  number  of  corrected  forms  mailed  to shareholders.  However, when necessary,  the Portfolio will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid  "Buying A  Dividend."  If you are a taxable  investor  and  invest in the
Portfolio  shortly  before  the  record  date  of a  taxable  distribution,  the distribution will lower the value of the Portfolio's shares by the amount of the distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.  In  general,  if you  are a  taxable  investor,  Portfolio distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true  whether you  reinvest  your  distributions  in  additional
Portfolio shares or receive them in cash.

For federal income tax purposes,  Portfolio  distributions of short-term capital gains  are  taxable  to you  as  ordinary  income.  Portfolio  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the  Portfolio  may be  qualified  dividend  income  eligible  for  taxation  by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

A sale or redemption of Portfolio shares is a taxable event and, accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Portfolio shares for shares of a different  Delaware  Investments(R) Fund is the same as a sale.

By  law,  if you  do  not  provide  the  Portfolio  with  your  proper  taxpayer identification number and certain required certifications, you may be subject to backup  withholding on any  distributions  of income,  capital gains or proceeds from the sale of your  shares.  The  Portfolio  also  must  withhold  if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Portfolio  distributions  and gains from the sale or exchange of your  Portfolio shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding at a 30% or lower treaty rate and U.S.  estate tax, and are  subject  to  special  U.S.  tax  certification  requirements.  Non-U.S.
investors may also be subject to U.S. tax as if he or she were a U.S.  person on distributions from the Portfolio attributable to gain from disposition of a U.S.
real property interest as discussed in the SAI for the Portfolio.

Excess Inclusion Income. The Portfolio must pay the tax on any "excess inclusion income"  received,  directly or indirectly  through certain REITs,  from certain mortgage  pooling  vehicles  that  is  allocable  to  Portfolio  shares  held by disqualified  organizations.  "Disqualified  organizations" for this purpose are
generally   certain   cooperatives,   governmental   entities   and   tax-exempt
organizations  that are exempt from tax on unrelated business taxable income. To the extent that the Portfolio  shares owned by a disqualified  organization  are held in record name by a  broker/dealer  or other  nominee,  the Portfolio  must inform  the  broker/dealer  or other  nominee  of the  excess  inclusion  income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Portfolio's  excess  inclusion income allocable to them on behalf of the disqualified organizations.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Portfolio.

Financial highlights

Because  the  Portfolio  commenced  operations  on or  after  the  date  of this
Prospectus, there are no financial highlights for the Portfolio.

                                       24

Glossary

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely  related to current interest rates.  When interest rates rise, bond prices fall, and when interest rates fall,  bond prices rise. See  "Fixed-income securities."

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also "Nationally recognized statistical rating organization."

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a portfolio's portfolio  securities.  Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See "Bond."

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

                                       25

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments  to  mutual  fund  shareholders  of  dividends  passed  along  from the portfolio's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the portfolio's  portfolio of securities and distributing  its shares.  They are paid  from the  portfolio's  assets  before  any  earnings  are  distributed  to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invested is paid back at a  pre-specified  maturity date.  These  securities,  which include  government, corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See "Bonds."

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services, expressed as an annual percentage of the portfolio's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
(S&P), and Fitch, Inc. (Fitch).

                                       26

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a  portfolio's  net assets divided by the number of shares outstanding.

Net assets
The  total  value  of all  the  assets  in a  portfolio's  portfolio,  less  any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Real estate investment trusts (REITs)
A real estate  investment  trust is a company that is usually  traded  publicly, that manages a portfolio of real estate to make profits for shareholders.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a portfolio's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document  that  provides more  information  about a portfolio's  organization, management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

                                       27

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       28

Additional information

          Delaware Pooled Trust - The Global Real Estate Securities Portfolio
          Additional  information  about  the  Portfolio's  investments  will be
          available  in  the  Portfolio's   annual  and  semiannual  reports  to
          shareholders  when they are prepared.  In the Portfolio's  shareholder reports,  you  will  be  able  to  find a  discussion  of  the  market conditions and investment  strategies that significantly  affected the
          Portfolio's  performance during the period covered by the report, when it is available.  You can find more information about the Portfolio in the current SAI, which we have filed  electronically  with the SEC and which is  legally a part of this  Prospectus  (it is  incorporated  by reference).  If you  want a  free  copy  of the  SAI,  the  annual  or semiannual report, or if you have any questions about investing in the
          Portfolio, you can write to us at 2005 Market Street, Philadelphia, PA
          19103-7094,  or call toll-free 800 231-8002.  The  Portfolio's SAI and annual and semiannual reports to shareholders are also available, free
          of     charge,      through     the      Portfolio's      Web     site
          (www.delawareinvestments.com/institutional). You may obtain additional information about the Portfolio from your financial advisor.

          You can find reports and other  information about the Portfolio on the
          EDGAR  Database  on the SEC Web site  (www.sec.gov).  You can also get copies of this  information,  after payment of a  duplicating  fee, by
          e-mailing  the SEC at  publicinfo@sec.gov  or by writing to the Public
          Reference Section of the SEC, Washington, D.C. 20549-0102. Information
          about the Portfolio,  including its SAI, can be reviewed and copied at the  SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
          information  on the Public  Reference  Room by calling  the SEC at 202
          551-8090.

Contact information

Web site
www.delawareinvestments.com/institutional

E-Mail
PooledTrust@delinvest.com

Client Services Representative
800 231-8002

o    For  Portfolio  information;   literature;  price,  yield  and  performance
     figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

Delaware Pooled Trust - The Global Real Estate Securities Portfolio
                                                  CUSIP               NASDAQ
Original Class                                 246248488              DGROX

Investment Company Act file number: 811-06322

                                       29

                                                                        Delaware
                                                                  Investments(R)
                                             A member of Lincoln Financial Group

INTERNATIONAL

Prospectus        JANUARY 10, 2007

                   DELAWARE POOLED TRUST -
                   THE GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                   CLASS P

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Portfolio profile                                                    page     3
The Global Real Estate Securities Portfolio

How we manage the Portfolio                                          page     6
Our investment strategies                                                     6
The securities we typically invest in                                         7
The risks of investing in the Portfolio                                       10
Disclosure of portfolio holdings information                                  13

Who manages the Portfolio                                            page     14
Investment manager                                                            14
Portfolio managers                                                            14
Manager of managers structure                                                 14
Who's who?                                                                    16

About your account                                                   page     17
How to purchase shares                                                        17
Purchase price                                                                17
How to redeem shares                                                          18
Dealer compensation                                                           20
Payments to intermediaries                                                    20
Valuation of shares                                                           20
Exchanges                                                                     21
Frequent trading of Portfolio shares                                          22
Dividends, distributions and taxes                                            23

Financial highlights                                                 page     24

Glossary                                                             page     25

Additional information                                               page     28

                                       2

Profile: The Global Real Estate Securities Portfolio

What are the Portfolio's goals?

The Global Real Estate Securities Portfolio seeks maximum long-term total return through a combination of current income and capital  appreciation.  Although the
Portfolio will strive to meet its goals, there is no assurance that it will.

What are the Portfolio's main investment strategies?

Under normal  circumstances,  the Portfolio  will invest at least 80% of its net assets in  securities  issued by U.S. and non-U.S.  companies in the real estate and real  estate-related  sectors (the 80% policy).  The Portfolio may invest in companies  across  all  market  capitalizations  and may  invest  its  assets in securities  of  companies  located in emerging  market  countries.  Under normal circumstances,  the  Portfolio  will invest at least 40% of its total  assets in
non-U.S. securities. This policy is in addition to the 80% policy.

In managing the  Portfolio,  we strive to invest in companies  that  represent a variety  of  different  sectors  in the real  estate  industry.  As we  consider individual  securities for the Portfolio,  we carefully  evaluate each company's management team, and we generally look for those companies that:

o    are attractive on a relative  valuation  basis (both at the real estate and security level);
o    have the ability to raise rents;
o    demonstrate prudent use of capital for external growth; and
o    can create franchise value over the long-term.

The types of securities the Portfolio may invest in include, but are not limited to: common stocks; preferred stocks;  securities convertible into common stocks;
securities having common stock  characteristics,  such as rights and warrants to purchase common stocks;  and American  Depositary  Receipts,  Global  Depositary
Receipts and European  Depositary  Receipts.  To the extent that this  Portfolio invests in convertible  debt  securities,  those securities will be purchased on the basis of their equity characteristics,  and ratings of those securities,  if any, will not be an important factor in their selection.

The Portfolio may invest without  limitation in shares of real estate investment trusts (REITs).  REITs are pooled investment  vehicles which invest primarily in income-producing real estate or real estate related loans or interests. Although the REIT  structure  originated  in the U.S., a number of  countries  around the world have  adopted,  or are  considering  adopting,  similar REIT and REIT-like structures.  It is expected that the Portfolio will invest a significant  amount of its  portfolio  in REITs and  REIT-like  entities,  but the  Portfolio is not limited to investing in these entities as described herein.

The Portfolio may hold cash or invest in short-term  debt  securities  and other money market instruments when we believe such holdings are prudent given current market conditions.

What are the main risks of investing in the Portfolio?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the securities in the Portfolio.

Because we concentrate our investments in the global real estate  industry,  the
Portfolio may be subject to certain risks  associated  with direct  ownership of real estate and with the real estate industry in general (although the Portfolio does not intend on directly  owning real estate).  Its  investments  may tend to fluctuate  more in value than a  portfolio  that  invests in a broader  range of industries.  If the  Portfolio  holds  real  estate  directly,  as a  result  of defaults,  or receives  rental  income from its real  estate  holdings,  its tax status as a regulated investment company could be jeopardized.  The Portfolio is also affected by interest rate changes,  particularly if the companies we invest in use floating rate debt to finance their ongoing operations.

The Global Real Estate Securities  Portfolio is considered  "non-diversified" as defined in the Investment Company Act of 1940, as amended (1940 Act). That means the  Portfolio  may  allocate  more of its net assets to  investments  in single securities than a  "diversified"  fund.  Thus,  adverse effects on an investment held by the Portfolio may affect a larger  portion of overall assets and subject the Portfolio to greater risks.

REITs are subject to substantial  cash flow  dependency,  defaults by borrowers, self-liquidation,  and the risk of failing to qualify for tax-free  pass-through of income under the U.S. Internal Revenue Code, as amended (the Code), and/or to

                                       3

maintain  exemptions from the 1940 Act. By investing in REITs indirectly through the  Portfolio,  a  shareholder  bears  not  only a  proportionate  share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs.

Investments  in securities  of non-U.S.  issuers are  generally  denominated  in foreign  currencies  and involve  certain  risks not typically  associated  with investing in U.S. companies.  Investments in foreign securities may be adversely affected by political  instability,  foreign  economic  conditions or inadequate regulatory and accounting  standards.  In addition,  there is the possibility of expropriation,  nationalization  or  confiscatory  taxation,  taxation of income earned in foreign  nations or other taxes imposed with respect to investments in foreign nations.  The Portfolio may be adversely affected by changes in currency rates, which may reduce or eliminate any gains produced by investments, exchange control regulations,  and may incur costs in connection with conversions between currencies.  If, and to the extent that, we invest in options,  futures, forward foreign currency exchange contracts or other derivatives,  the Portfolio will be subject to the special risks  associated  with those  activities.  To the extent that the  Portfolio  holds a large  portion of its assets in cash or  short-term debt obligations, it may be unable to achieve its investment goals.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolio" on page 10.

The  Portfolio's 80% policy  described above may be changed without  shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

     Who should invest in the Portfolio?
               o    Investors seeking a high level of long-term total return.
               o    Investors  willing  to invest  in  securities  of  companies principally engaged in the real estate industry.
               o    Investors  seeking to  diversify  their  equity  holdings by adding exposure to real estate and foreign markets.

     Who should not invest in the Porfolio?
               o    Investors  unwilling  to  accept  risks  of  investing  in a
                    non-diversified   fund  that  focuses  on  the  real  estate
                    industry, as well as foreign markets.
               o    Investors  who are  unwilling  to  accept  that the value of their  investment  may fluctuate,  sometimes  significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       4

What are the Portfolio's fees and expenses?

--------------------------- --------------------------------------- -------------
You do not pay sales        Maximum sales charge (load) imposed
charges directly from       on purchases as a percentage of
your investments when you   offering price                                  none
buy or sell Class P         --------------------------------------- -------------
shares.                     Maximum contingent deferred sales
                            charge (load) as a percentage of
                            original purchase price or redemption
                            price, whichever is lower                       none
                            --------------------------------------- -------------
                            Maximum sales charge (load) imposed
                            on reinvested dividends                         none
                            --------------------------------------- -------------
                            Redemption fees                                 none
                            --------------------------------------- -------------
                            Exchange fees                                   none
--------------------------- --------------------------------------- -------------

--------------------------- --------------------------------------- -------------
Annual Portfolio            Management fees                                0.99%
operating expenses are      --------------------------------------- -------------
deducted from the           Distribution and service (12b-1) fees          0.25%
Portfolio's assets.         --------------------------------------- -------------
                            Other expenses(1)                              0.17%
                            --------------------------------------- -------------
                            Total annual Portfolio operating               1.41%
                            expenses
                            --------------------------------------- -------------
                            Fee waivers and payments(2)                  (0.06%)
                            --------------------------------------- -------------
                            Net expenses                                   1.35%
--------------------------- --------------------------------------- -------------

--------------------------- ---------------------------------------- ------------
This example is intended    1 year                                          $137
to help you compare the     ---------------------------------------- ------------
cost of investing in the    3 years                                         $440
Portfolio to the cost of    ---------------------------------------- ------------
investing in other mutual
funds with similar
investment objectives. We
show the cumulative amount
of Portfolio expenses on a
hypothetical investment of
$10,000 with an annual 5%
return over the time
shown. The Portfolio's
actual rate of return may
be greater or less than
the hypothetical 5% return
we use here.  This example
assumes that the
Portfolio's total
operating expenses remain
unchanged in each of the
periods we show.  This is
an example only, and does
not represent future
expenses, which may be
greater or less than those
shown here.
---------------------------- ---------------------------------------- ------------

(1)  "Other expenses" are based on estimates for the current fiscal year.

(2)  The investment  manager  (Manager) has contracted to waive all or a portion of its investment  advisory fees and/or reimburse expenses through February
     28,  2008  in  order  to  prevent  total  annual  fund  operating  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  inverse  floater program expenses,  brokerage fees,  certain insurance costs and non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting    shareholder   meetings   and   liquidations    [collectively,
     "non-routine  expenses"]) from exceeding,  in an aggregate amount, 1.10% of average daily net assets of the Portfolio. For purposes for this waiver and reimbursement,  non-routine expenses may also include such additional costs and  expenses  as may be agreed  upon from time to time by the  Portfolio's
     Board and Manager.

                                       5

How we manage the Portfolio

Our investment strategies

We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments for the Portfolio.  The following are  descriptions of how the portfolio management team pursues the Portfolio's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

The Global Real Estate Securities Portfolio strives to achieve maximum long-term total return through a combination  of current income and capital  appreciation.
Under normal  circumstances,  the Portfolio  will invest at least 80% of its net assets in  securities  issued by U.S. and non-U.S.  companies in the real estate and real estate-related sectors.

The Portfolio  will allocate its assets among  companies in various  regions and countries  throughout  the world,  including  the United  States and  developed, developing, and emerging market non-U.S. countries. Therefore, the Portfolio may at times have a  significant  investment in real estate  companies  organized or located  outside the U.S.  Conversely,  under  certain  market  conditions,  the
Portfolio may shift more of its investments to U.S. companies. The Portfolio may invest in securities issued in any currency and may hold foreign currency.

Our investment  strategy is based on both a top-down and a bottom-up  assessment of countries and specific markets. From a top-down perspective, we consider each region's  economy,  including current economic  conditions,  interest rates, job growth  and  capital  flows.  Our  bottom-up  analysis  is based  on a  relative valuation  methodology  that is  focused  on both  real  estate  valuations  and security-level  research  with  disciplined  portfolio  management.  Real estate factors that are important to our analysis would be supply/demand, vacancy rates and rental  growth in a particular  market.  This  market-by-market  research is coupled with an overview of a company's  financials,  cash flow, dividend growth rates and management strategy. In addition, we consider selling a security based generally on the following  disciplines:  a security reaching our targeted price ranges; relative pricing of a security versus other investment opportunities; or
a negative change in how we view a security's fundamentals.

We do not normally acquire securities for short-term  purposes;  however, we may take  advantage  of  short-term  opportunities  that  are  consistent  with  the
Portfolio's investment objectives.

The  Global  Real  Estate  Securities   Portfolio's  investment  objectives  are
non-fundamental. This means that the Board of Trustees may change the objectives without obtaining shareholder approval. If the objectives were changed, we would notify  shareholders at least 60 days before the change in the objectives became effective.

                                       6

The securities we typically invest in

Stocks offer  investors the potential for capital  appreciation.  Certain stocks that we invest in may pay dividends as well.

---------------------------------------- ---------------------------------------
              Securities                             How we use them
---------------------------------------- ---------------------------------------
 Common or ordinary stocks:              Under normal circumstances, we will
 Securities that represent shares of     generally invest the Portfolio's
 ownership in a corporation.             assets in common or ordinary stocks,
 Stockholders participate in the         some of which may be dividend-paying
 corporation's profits and losses        stocks.
 proportionate to the number of
 shares they own.
---------------------------------------- ---------------------------------------
 Real estate investment trusts           We may invest without limitation in
 (REITs): A  company, usually traded     shares of U.S. and non-U.S. REITs.
 publicly, that manages a portfolio
 of real estate or real estate
 mortgages to earn profits for
 shareholders.

 REITs are generally classified as
 equity REITs, mortgage REITs or a
 combination of equity and mortgage
 REITs. Equity REITs typically invest
 the majority of their assets
 directly in real property, derive
 income primarily from the collection
 of rents and can realize capital
 gains by selling properties that
 have appreciated in value. Mortgage
 REITs typically invest the majority
 of their assets in real estate
 mortgages and derive income from the
 collection of interest payments. By
 investing in REITs indirectly
 through the Portfolio, a shareholder
 bears a proportionate share of the
 expenses of the Portfolio and
 indirectly shares similar expenses
 of the REITs. Although the REIT
 structure originated in the U.S., a
 number of countries around the world
 have adopted, or are considering
 adopting, similar REIT and REIT-like
 structures.
---------------------------------------- ---------------------------------------
 American Depositary Receipts (ADRs),    We may invest in sponsored and
 European Depositary Receipts            unsponsored ADRs, EDRs and GDRs,
 (EDRs), and Global  Depositary          generally focusing on those whose
 Receipts (GDRs):  ADRs are receipts     underlying securities are issued by
 issued by a U.S. depositary             foreign entities. Sponsored depositary
 (usually a U.S. bank) and   EDRs        receipts are issued jointly by the
 and GDRs are receipts issued by         issuer of the underlying security and
 a depositary outside of the U.S.        the depositary, and unsponsored
 (usually a on-U.S. bank or trust        depositary receipts are issued by the
 company or a foreign branch of a        depositary without the participation
 U.S. bank). Depositary receipts         of the issuer of the underlying
 represent an ownership interest in      security.
 an underlying security that is held
 by the depositary. Generally, the
 underlying security represented by
 an ADR is issued by a foreign issuer
 and the underlying security
 represented by an EDR or GDR may be
 issued by a foreign or U.S. issuer.
 Generally, the holder of the
 depositary receipt is entitled to
 all payments of interest, dividends
 or capital gains that are made on
 the underlying security.
---------------------------------------- ---------------------------------------
 Options and futures: Options            If we have stocks that have
 represent a right to buy or sell a      unrealized gains, we may want to
 security or group of securities at      protect those gains when we
 an agreed upon price at a future        anticipate adverse conditions. We
 date. The purchaser of an option may    might use options or futures to
 or may not choose to go through with    neutralize the effect of any price
 the transaction; the seller must go     declines, without selling the
 through with the transaction.           security. We might also use options
                                         or futures to gain exposure to a
 Writing a call option on a security     particular market segment without
 obligates the owner of the security     purchasing individual securities in
 to sell it at an agreed upon price      that segment. We might use this
 on an agreed upon date (usually no      approach if we had excess cash that
 more than nine months in the            we wanted to invest quickly.
 future). The owner of the security
 receives a premium payment from the     We might use covered call options
 purchaser of the call, but if the       if we believe that doing so would
 security appreciates to a price         help the Portfolio to meet its
 greater than the agreed upon selling    investment objectives.
 price, the Portfolio would lose out
 on those gains. A call option           Use of these strategies can increase
 written by the Portfolio is             the operating costs of the Portfolio
 "covered" if the Portfolio owns the     and can lead to loss of principal.
 security underlying the option or       Despite the ability to utilize options
 has an absolute and immediate right     and futures as described above, we do
 to acquire that security without        not currently intend to use such
 additional cash consideration.          transactions often and may determine
                                         not to use options and futures at all.

                                       7

 Futures contracts are agreements for
 the purchase or sale of securities
 at a specified price, on a specified
 date. Unlike an option, a futures
 contract must be executed unless it
 is sold before the settlement date.

 Options and  futures  are  generally
 considered    to    be    derivative
 securities.
---------------------------------------- ---------------------------------------
 Repurchase agreements: An agreement     Typically, we use repurchase
 between a buyer of securities, such     agreements as a short-term
 as the Portfolio, and a seller of       investment for our cash position.
 securities, in which the seller         In order to enter into repurchase
 agrees to buy the securities back       agreements, we must have collateral
 within a specified time at the same     of at least 102% of the repurchase
 price the buyer paid for them, plus     price. Except when we believe a
 an amount equal to an agreed upon       temporary defensive approach is
 interest rate. Repurchase agreements    appropriate, we will not hold more
 are often viewed as equivalent to       than 5% of the Portfolio's total
 cash.                                   assets in cash or other short-term
                                         investments. All short-term
                                         investments will be rated AAA by
                                         Standard & Poor's (S&P) or Aaa by
                                         Moody's Investors Service (Moody's)
                                         or if unrated, be of comparable
                                         quality, based on our evaluation.
                                         We will only enter into repurchase
                                         agreements in which the collateral
                                         is U.S. government securities.
---------------------------------------- ---------------------------------------
 Investment company securities: In       We may hold investment company
 some countries, investments by U.S.     securities if the portfolio
 mutual funds are generally made by      managers believe the country
 purchasing shares of investment         offers good investment
 companies that in turn invest in the    opportunities. Such investment
 securities of such countries.           companies may be open-end or
                                         closed-end investment companies.
                                         These investments involve an
                                         indirect payment by the
                                         Portfolio's shareholders of a
                                         portion of the expenses of the
                                         other investment companies,
                                         including their advisory fees.
---------------------------------------- ---------------------------------------
 Foreign currency transactions: A        Although we value the Portfolio's
 forward foreign currency exchange       assets daily in U.S. dollars, we do
 contract involves an obligation to      not intend to convert the Portfolio's
 purchase or sell a specific currency    holdings of foreign currencies into
 on a fixed future date at a price       U.S. dollars on a daily basis. We are
 that is set at the time of the          permitted to, however, from time to
 contract. The future date may be any    time, purchase or sell foreign
 number of days from the date of the     currencies and/or engage in forward
 contract as agreed by the parties       foreign currency exchange
 involved.                               transactions. We may conduct the
                                         Portfolio's foreign currency
                                         transactions on a cash basis at the
                                         rate prevailing in the foreign
                                         currency exchange market or through a
                                         forward foreign currency exchange
                                         contract or forward contract.

                                         We may use forward contracts for
                                         defensive hedging purposes to attempt
                                         to protect the value of the
                                         Portfolio's current security or
                                         currency holdings. We may also use
                                         forward contracts if we have agreed
                                         to sell a security and want to
                                         "lock-in" the price of that security,
                                         in terms of U.S. dollars. Investors
                                         should be aware of the costs of
                                         currency conversion. We will not use
                                         forward contracts for speculative
                                         purposes. Despite the ability to
                                         utilize foreign currency transactions
                                         as described above, we do not
                                         currently intend to use such
                                         transactions often and may determine
                                         not to use foreign currency
                                         transactions at all.
---------------------------------------- ---------------------------------------
 Restricted securities:                  We may invest in privately-placed
 Privately-placed securities whose       securities, including those that
 resale is restricted under U.S.         are eligible for resale only among
 securities laws.                        certain institutional buyers
                                         without registration, commonly
                                         known as "Rule 144A
---------------------------------------- ---------------------------------------

                                       8

---------------------------------------- ---------------------------------------
                                         Securities."  Restricted
                                         securities that are determined
                                         to be illiquid may not exceed
                                         the Portfolio's 15% limit on
                                         illiquid securities.   We may
                                         invest without limitation in Rule
                                         144A Securities that are deemed to
                                         be liquid.
---------------------------------------- ---------------------------------------
 Illiquid securities: Securities that     We may invest up to 15% of the
 do not have a ready market, and          Portfolio's net assets in illiquid
 cannot be sold within seven days at      securities.
 approximately the price at which a
 fund has valued them.  Illiquid
 securities include repurchase
 agreements maturing in more than
 seven days.
---------------------------------------- ---------------------------------------

We may also invest in rights and warrants to purchase common stocks, convertible securities,  including  enhanced  convertible  securities,  as well as preferred stocks,  mortgage-backed  securities, U.S. government securities and zero coupon bonds.  Please see the Statement of Additional  Information (SAI) for additional descriptions  and risk  information  on these and other  securities,  as well as those listed in the table above. You can also find additional  information about the  investments  in the  Portfolio  in the  annual  or  semiannual  shareholder reports.

Lending securities

We may lend up to 25% of the Portfolio's  assets to qualified  brokers,  dealers and institutional investors for use in their securities transactions.  Borrowers of the  Portfolio's  securities  must provide  collateral  to the  Portfolio and adjust the amount of collateral  each day to reflect changes in the value of the loaned  securities.  These  transactions may generate  additional income for the
Portfolio.

Borrowing from banks

We may borrow  money from banks as a  temporary  measure  for  extraordinary  or emergency purposes or to facilitate redemptions.  The Portfolio will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money  could  result  in the  Portfolio  being  unable  to  meet  its investment objective.

Temporary defensive positions

For  temporary  defensive  purposes,  we may  hold  a  substantial  part  of the
Portfolio's assets in cash or cash equivalents.  To the extent that we hold such instruments, we may be unable to achieve the Portfolio's investment objectives.

Purchasing securities on a when-issued or delayed delivery basis

We may buy or sell securities on a when-issued or delayed  delivery basis;  that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Portfolio's obligations, and will value the designated assets daily.

Portfolio turnover

We anticipate that the  Portfolio's  annual  portfolio  turnover will not exceed
100%.  It is possible,  however,  that  portfolio  turnover  will be higher than expected.  A turnover  rate of 100% would occur if, for example,  the  Portfolio bought and sold all of the  securities in its portfolio  once in the course of a year or frequently traded a single security.  A high rate of portfolio  turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       9

The risks of investing in the Portfolio

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you invest in the  Portfolio,  you should carefully evaluate the risks. Because of the nature of the Portfolio, you should  consider your  investment to be a long-term  investment  that  typically provides  the best  results  when held for a number of  years.  The table  below describes the principal risks you assume when investing in the Portfolio. Please see the SAI for further  discussion of these risks and other risks not discussed here.

------------------------------------------------------------------------------
            Risks                      How we strive to manage them
----------------------------- ------------------------------------------------
 Market risk is the risk      We maintain a long-term investment approach
 that all or a majority of    and focus on securities we believe can
 the securities in a          appreciate over an extended time frame
 certain market - like the    regardless of interim market fluctuations.
 stock or bond market -       We do not try to predict overall market
 will decline in value        movements. Although we may hold securities
 because of factors such as   for any amount of time, we generally do not
 economic conditions,         trade for short-term purposes.
 future expectations or
 investor confidence.         We may hold a substantial part of the
                              Portfolio's assets in cash or cash
                              equivalents as a temporary, defensive
                              strategy.
----------------------------- ------------------------------------------------
 Industry and security        We intend to hold a number of different
 risk: Industry risk is the   individual securities, seeking to manage
 risk that the value of       security risk. However, we do concentrate on
 securities in a particular   the real estate industry. As a consequence,
 industry will decline        the share price of the Portfolio may fluctuate
 because of changing          in response to factors affecting that
 expectations for the         industry, and may fluctuate more widely than a
 performance of that          portfolio that invests in a broader range of
 industry.                    industries. The Portfolio may be more
                              susceptible to any single economic political
 Security risk is the risk    or regulatory occurrence affecting the real
 that the value of an         estate industry.
 individual stock or bond
 will decline because of
 changing expectations for
 the performance of the
 individual company issuing
 the stock or bond.
----------------------------- ------------------------------------------------
 Interest rate risk is        The Portfolio is subject to interest rate
 the risk that                risk. If we invest in REITs or other
 securities will              companies that hold fixed rate obligations,
 decrease in value if         we would expect the value of those
 interest rates rise.         investments to decrease if interest rates
                              rise and increase if interest rates decline.
                              However, lower interest rates also tend to
                              increase the chances that a bond will be
                              refinanced, which can hurt the returns of
                              REIT or other companies that hold fixed rate
                              obligations. We strive to manage this risk
                              by monitoring interest rates and evaluating
                              their potential impact on securities already
                              in the portfolio or those we are considering
                              for purchase.
------------------------------------------------------------------------------

                                       10

------------------------------------------------------------------------------
            Risks                      How we strive to manage them
----------------------------- ------------------------------------------------
 Real estate industry         Since we invest principally in companies in
 risks include among          the real estate and real estate-related
 others:                      sectors, the Portfolio is subject to the
  o  possible declines        risks associated with the real estate
     in the value of          industry. We will strive to manage these
     real estate;             risks through careful selection of
 o   risks related to         individual securities; however, investors
     economic                 should carefully consider these risks
     conditions;              before investing in the Portfolio.
 o   possible shortage of
     mortgage funds;
 o   overbuilding and
     extended vacancies;
 o   increased competition;
 o   changes in property
     taxes, operating
     expenses or zoning
     laws;
 o   costs of environmental
     clean-up, or damages
     from natural
     disasters;
 o   limitations or
     fluctuations in rent
     payments;
 o   cashflow
     fluctuations; and
 o   defaults by borrowers.

 REITs are also subject to
 the risk of failing to
 qualify for tax-free
 pass-through of income
 under the Code and/or
 failing to qualify for an
 exemption from
 registration as an
 investment company under
 the 1940 Act.
----------------------------- ------------------------------------------------
 Foreign risk is the risk      We plan on investing the Portfolio's
 that foreign securities       assets in foreign securities, and we
 may be adversely affected     strive to manage the risks involved with
 by political instability,     investing in foreign securities as
 changes in currency           detailed below and in the SAI.
 exchange rates, foreign
 economic conditions,
 inadequate regulatory and
 accounting standards, or
 other risks as described
 in more detail below.
------------------------------------------------------------------------------

                                       11

------------------------------------------------------------------------------
            Risks                      How we strive to manage them
----------------------------- ------------------------------------------------
 Emerging markets risk is the  We may invest in emerging market
 possibility that the risks    securities. Striving to manage this risk,
 associated with               we carefully screen securities within
 international investing       emerging markets and attempt to consider
 will be greater in            material risks associated with an
 emerging markets than in      individual company or issuer.
 more developed foreign
 markets because, among
 other things, emerging
 markets may have less
 stable political and
 economic environments. In
 addition, in many emerging
 markets, there is
 substantially less
 publicly available
 information about issuers
 and the information that
 is available tends to be
 of a lesser quality.
 Economic structures and
 markets tend to be less
 mature and diverse and the
 securities markets which
 are subject to less
 government regulation or
 supervision may also be
 smaller, less liquid and
 subject to greater price
 volatility.
----------------------------- ------------------------------------------------
 Political risk is the risk    We evaluate the political situations in the
 that countries or an          countries where we invest and take into
 entire region may             account any potential risks before we
 experience political          select securities for the Portfolio.
 instability. This may         However, there is no way to eliminate
 cause greater fluctuation     political risk when investing
 in the value and liquidity    internationally. In emerging markets
 of investments due to         political risk is typically more likely to
 changes in currency           affect the economy and share prices than in
 exchange rates,               developed markets.
 governmental seizures or
 nationalization of assets.
------------------------------------------------------------------------------
 Currency risk is the risk     We may try to hedge the Portfolio's
 that the value of a           currency risk by purchasing foreign
 fund's investments may be     currency exchange contracts. If we agree to
 negatively affected by        purchase or sell foreign securities at a
 changes in foreign            pre-set price on a future date, we may
 currency exchange rates.      attempt to protect the value of a security
 Adverse changes in            the Portfolio owns from future changes in
 exchange rates may reduce     currency rates. If we have agreed to
 or eliminate any gains        purchase or sell a security, the Portfolio
 produced by investments       may also use foreign currency exchange
 that are denominated in       contracts to "lock-in" the security's price
 foreign currencies and        in terms of U.S. dollars or another
 may increase any losses.      applicable currency. We may use forward
                               currency exchange contracts only for
                               defensive or protective measures, not to
                               enhance portfolio returns. However, there
                               is no assurance that such strategies will
                               be successful or that the Portfolio will
                               necessarily utilize such strategies.
                               Hedging is typically less practical in
                               emerging markets.
------------------------------------------------------------------------------
 Information risk is the       We conduct fundamental research on the
 risk that foreign companies   companies we invest in rather than relying
 may be subject to different   solely on information available through
 accounting, auditing and      financial reporting. As part of our
 financial reporting           worldwide research process, we emphasize
 standards than U.S.           meetings or direct contact with company
 companies. There may be       officials. The portfolio managers believe
 less information available    this will help them to better uncover any
 about foreign issuers than    potential weaknesses in individual companies.
 domestic issuers.
 Furthermore, regulatory
 oversight of foreign
 issuers may be less
 stringent or less
 consistently applied than
 in the U.S.
------------------------------------------------------------------------------

                                       12

--------------------------------------------------------------------------------
            Risks                      How we strive to manage them
------------------------------ ------------------------------------------------
 Inefficient market risk is    We will attempt to reduce these risks by
 the risk that foreign         investing in a number of different
 markets may be less liquid,   countries, noting trends in the economy,
 have greater price            industries and financial markets.
 volatility, less regulation
 and higher transaction
 costs than U.S. markets.
------------------------------ ------------------------------------------------
 Small company risk is the     We may invest in small companies and would
 risk that prices of smaller   be subject to this risk. Although we
 companies may be more         typically hold a number of different
 volatile than larger          stocks in order to reduce the impact that
 companies because of          one small company stock would have on the
 limited financial resources   Portfolio, because this is a
 or dependence on narrow       non-diversified Portfolio, it is possible
 product lines.                that a smaller company holding could be a
                               significant holding and subject the
                               Portfolio to greater risk. We attempt to
                               reduce this risk by diversifying the
                               Portfolio's investments.
----------------------------- -------------------------------------------------
 Transaction costs risk        The Portfolio is subject to this risk. We
 relates to the costs of       strive to monitor transaction costs and to
 buying, selling and holding   choose an efficient trading strategy for
 foreign securities,           the Portfolio.
 including brokerage, tax
 and custody costs, which
 may be higher than those
 involved in U.S. securities
 transactions.
----------------------------- -------------------------------------------------
 Non-diversified funds:        The Portfolio is a non-diversified fund and
 Non-diversified investment    is subject to this risk. Nevertheless, we
 companies have the            typically hold securities from a variety of
 flexibility to invest as      different issuers, representing different
 much as 50% of their assets   sectors of the real estate industry. We
 in as few as two issuers      also perform extensive analysis on all
 with no single issuer         securities. We are particularly diligent in
 accounting for more than      reviewing securities that represent a
 25% of the portfolio. The     larger percentage of portfolio assets.
 remaining 50% of the
 portfolio must be
 diversified so that no more
 than 5% of a fund's assets
 are invested in the
 securities of a single
 issuer. Because a
 non-diversified fund may
 invest its assets in fewer
 issuers, the value of fund
 shares may increase or
 decrease more rapidly than
 if the fund were fully
 diversified.
----------------------------- -------------------------------------------------
 Liquidity risk is the         We limit exposure to illiquid
 possibility that securities   securities to no more than 15% of
 cannot be readily sold        the Portfolio's net assets.
 within seven days at
 approximately the price
 that a fund has valued them.
----------------------------- -------------------------------------------------
 Futures and options risk is   We may use futures contracts and options on
 the possibility that a        futures contracts, as well as options on
 fund may experience a         securities for hedging purposes. We limit
 loss if it  employs an        the amount of the Portfolio's assets that
 options or futures            may be committed to these strategies. Our
 strategy related to  a        obligations related to futures and options
 security or a market          transactions will not exceed 20% of the
 index and that security or    Portfolio's total assets and we will not
 index moves in the opposite   enter into additional futures contracts or
 direction from what the       options on them if more than 5% of the
 manager anticipated.          Portfolio's assets would be required as
 Futures and options also      margin deposits or premiums on the options.
 involve additional            There is no assurance that such strategies
 expenses, which could         will be successful or that the Portfolio
 reduce any benefit or         will necessarily utilize such strategies.
 increase any loss that the
 Portfolio experiences from
 using the strategy.
------------------------------------------------------------------------------

Disclosures of portfolio holdings information

A description of the  Portfolio's  policies and  procedures  with respect to the
disclosure  of  the  Portfolio's   portfolio  securities  is  available  in  the
Portfolio's SAI.

                                       13

Who manages the Portfolio

Investment manager

The Portfolio is managed by Delaware Management Company (the Manager),  a series of  Delaware  Management  Business  Trust,  which is an indirect  subsidiary  of
Delaware Management  Holdings,  Inc. The Manager makes investment  decisions for the  Portfolio,  manages the  Portfolio's  business  affairs and provides  daily administrative  services. For its services to the Portfolio, the Manager is paid the following management fee:

-------------------------------------- -----------------------------------------
The Global Real Estate Securities      Management Fee Rate (annual rate as a
Portfolio                              percentage of average daily net assets)
-------------------------------------- -----------------------------------------
                                       0.99% on the first $100 million;
-------------------------------------- -----------------------------------------
                                       0.90% on the next $150 million;
-------------------------------------- -----------------------------------------
                                       0.80% on assets in excess of $250 million
-------------------------------------- -----------------------------------------

The  Portfolio  has  not  yet  commenced  operations  as of  the  date  of  this
Prospectus. A discussion of the basis for the Board of Trustees' annual approval of the  Portfolio's  investment  advisory  contract  will be available in future annual or semiannual reports to shareholders of the Portfolio.

Portfolio managers

Babak  Zenouzi  has  primary  responsibility  for making  day-to-day  investment
decisions  for  The  Global  Real  Estate  Securities  Portfolio.   When  making
investment  decisions for the  Portfolio,  Mr. Zenouzi  regularly  consults with
Damon J. Andres.

Babak (Bob) Zenouzi
Senior Vice President, Senior Portfolio Manager
Mr. Zenouzi rejoined Delaware  Investments in May 2006. He left the firm in 1999 after seven years as an analyst and portfolio manager.  Currently,  he leads the firm's REIT group,  including the team, its process,  and its  institutional and retail  products,  which he created during his prior time with the firm. He also serves as lead portfolio manager for the firm's Dividend Income products,  which he helped create in the 1990s.  Most  recently,  Mr. Zenouzi worked at Chartwell
Investment  Partners  from  1999 to 2006,  where  he was a  partner  and  senior portfolio manager on Chartwell's Small-Cap Value portfolio.  He began his career with The Boston  Company,  where he held  several  positions in  accounting  and financial analysis.  Mr. Zenouzi earned a master's degree in finance from Boston
College  and a  bachelor's  degree from  Babson  College.  He is a member of the
National Association of Real Estate Investment Trusts.

Damon J. Andres, CFA
Vice President, Senior Portfolio Manager
Mr.  Andres,  who joined  Delaware  Investments in 1994,  currently  serves as a portfolio manager for REIT investments and  convertibles.  From 1991 to 1994, he
performed   investment-consulting   services  as  a  consulting  associate  with
Cambridge  Associates.  Mr.  Andres  earned  a  bachelor's  degree  in  business administration with an emphasis in finance and accounting from the University of
Richmond.

The SAI for the Portfolio  provides  additional  information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of other Portfolio shares.

Manager of managers structure
The  Portfolio  and the  Manager  have  received  an  exemptive  order  from the
Securities and Exchange  Commission (SEC) to operate under a manager of managers structure that permits the Manager,  with the approval of the Portfolio's  Board of  Trustees,  to appoint  and  replace  sub-advisors,  enter into  sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf
of  the  Portfolio  without  shareholder   approval  (the  Manager  of  Managers
Structure).  Under the Manager of Manager  Structure,  the Manager has  ultimate responsibility,  subject to oversight by the Portfolio's  Board,  for overseeing the Portfolio's  sub-advisors  and  recommending  to the  Portfolio's  Board its hiring,  termination  or  replacement.  The SEC  order  does  not  apply  to any sub-advisor  that is  affiliated  with the  Portfolio or the Manager.  While the
Manager does not currently expect to use the Manager of Managers  Structure with respect to the Portfolio, the

                                       14

Manager may, in the future, recommend to the Portfolio's Board the establishment of the Manager of Managers  Structure by recommending  the hiring of one or more sub-advisors to manage all or a portion of the Portfolio's portfolio.

The Manager of Managers  Structure enables the Portfolio to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall  management  and advisory  fees payable by the Portfolio without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       15

Who's who?

This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Portfolio.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE PORTFOLIO]

                                Board of Trustees
Investment manager                                                             Custodian
Delaware Management Company                                                    Mellon Bank, N.A.
2005 Market Street                                                             One Mellon Center
Philadelphia, PA 19103-7094           The Portfolio                            Pittsburgh, PA 15258

                                   Distributor                      Service agent
                                   Delaware Distributors, L.P.      Delaware Service Company, Inc.
                                   2005 Market Street               2005 Market Street
                                   Philadelphia, PA 19103-7094      Philadelphia, PA 19103-7094

Portfolio managers
(see page 14 for details)
                               Financial advisors

                                  Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's  investment  manager and  distributor.  However,  the Portfolio relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be  comprised  of a majority of such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker/dealers  and are subject to
National  Association of Securities Dealers,  Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the Distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the Portfolio's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       16

About your account

The shareholder services described in this section are generally provided to the sponsor or trustee of the defined contribution plan that has invested in Class P
Shares on  behalf of the  participants  in the plan.  Participants  in a defined contribution  plan that has  invested  in Class P Shares  should  contact  their employer (or the party designated by their employer) for information about their investment in Class P Shares or their investment options.

Reports and Other  Services.  The Portfolio will provide  shareholders  with the following information:

o    Audited annual financial reports.

o    Unaudited semi-annual financial reports.

o    Detailed  monthly  appraisals of the status of their account and a complete review of portfolio assets, performance results and other pertinent data.

A dedicated  telephone number, 800 266-3816 is available for inquiries from plan sponsors during normal business hours.  You may also obtain the net asset values
(NAVs) for the Portfolio by calling this number.  Written  correspondence should be addressed to:

                              Delaware Investments
                               2005 Market Street
                           Philadelphia, PA 19103-7094
                     Attention: IO Sales and Client Services

Participants in a defined  contribution plan that has invested in Class P Shares should contact their plan's recordkeeper for information about their account.

How to Purchase Shares.  Class P Shares of the Portfolio are offered directly to defined contribution plans making an initial investment of $5 million or more or to plans not meeting the minimum initial investment  criteria but in which total assets in the plan equal or exceed $100 million.  Plan sponsors will be asked to certify as to the plan's  eligibility  to invest in the P Class when  opening an account.

Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer.
Employees  considering  purchasing  Class P Shares of the  Portfolio  as part of their retirement program should contact their employer for details.

Purchase  Price.  Shares may be purchased  by eligible  investors at the NAV per share,  which is  normally  calculated  as of the  close  of the New York  Stock
Exchange's  (NYSE) regular  trading hours  (ordinarily  4:00 P.M.  Eastern Time)
every  day the  exchange  is open.  Your  order  will be  priced at the next NAV calculated after your order is accepted by the Portfolio.

In addition,  Portfolio  service  providers  have entered into  agreements  with certain  authorized agents to allow such agents to accept purchase orders on the
Portfolio's  behalf. For purposes of pricing, a purchase order will be deemed to be accepted by the  Portfolio  when such  authorized  agent accepts the order on behalf of the  Portfolio  pursuant  to the terms of its  agreement.  Among other things,  there are  certain  terms in the  agreement  which  give the  Portfolio assurances  that the agent has received a purchase order before the close of the
NYSE's regular  trading hours in order to receive that day's NAV. We reserve the right to reject any purchase order.

How to Purchase Shares By Federal Funds Wire. Purchases of Class P Shares of the
Portfolio may be made by having your bank wire Federal Funds to Bank of New York as described below. In order to ensure prompt receipt of your Federal Funds Wire and processing of your purchase  order, it is important that the following steps be taken:

o    First,  complete the Account Registration Form and send it via facsimile to
     215 255-1234 or mail it to:

                              Delaware Investments
                               2005 Market Street
                           Philadelphia, PA 19103-7094
                       Attn: IO Sales and Client Services

                                       17

o    Second,  telephone  the Portfolio at 800 266-3816 (or contact the Portfolio via email,  facsimile  or other  means  acceptable  to the  Portfolio)  and
     provide  us  with  the  account  name,   address,   telephone  number,  Tax
     Identification  Number, the Portfolio(s)  selected,  the amount being wired and by which bank and which specific branch, if applicable. We will provide you with the Portfolio account number.

o    Third,  instruct your bank to wire the specified purchase amount of Federal
     Funds to Bank of New York, ABA #021000018,  Bank Account  #8900403748.  The
     funds should be sent to the attention of Delaware  Pooled Trust (be sure to have your bank include the name and class of shares of the  Portfolio,  the account  number  assigned  to you and your  account  name).  Federal  Funds purchase orders will be accepted only on a day on which the Portfolio,  the
     NYSE, Bank of New York and the Portfolio's Custodian are open for business.

How to Purchase Shares By Mail. Purchases of Class P Shares of the Portfolio may
also be made by mailing a check  payable to The Global  Real  Estate  Securities
Portfolio  Class P to the above address.  Please be sure to complete the Account
Registration Form and deliver it along with your check.

Additional  Investments.  You may add to your  account  at any  time  and in any amount. Procedures are the same as those to be followed for a new account.

In-Kind Purchases.  The Portfolio, in its sole discretion,  may permit investors to make an investment by a  contribution  of securities  in-kind or by following another  procedure  that  will  have  the same  economic  effect  as an  in-kind purchase.  In either case,  such investors will be required to pay the brokerage or other  transaction  costs  arising in connection  with  acquiring the subject securities.  The purchase price per share for investors  purchasing shares by an in-kind  procedure or by such other  permitted  procedure  shall be the NAV next determined after  acceptance by the Portfolio of the investor's  purchase order.
Investors wishing to make an investment by a contribution of securities  in-kind
should  contact  the  Portfolio  at  800  266-3816  to  determine   whether  the
Portfolio's  Manager  will  agree to  accept  the  investor's  proposed  in-kind contribution  and,  if so,  to  make  appropriate  arrangements  to  settle  the transaction.  The assets provided to the Portfolio  pursuant to these procedures shall be valued consistent with the same valuation  procedures used to calculate the Portfolio's NAV.

How to Redeem Shares

Redemption  requests  made on behalf of  participants  in an  employer-sponsored retirement plan are made in accordance with directions provided by the employer.
Employees should therefore contact their employer for details.

You may  withdraw  all or any portion of the amount in your account by redeeming shares at any time by submitting a request in accordance  with the  instructions provided below.

The proceeds of any  redemption  may be more or less than the purchase  price of your shares  depending on the market value of the investment  securities held by the Portfolio. Class P Shares of the Portfolio may, under certain circumstances, be required to be redeemed in-kind in portfolio securities, as noted below.

How to Redeem Shares By Mail or Fax Message

The Portfolio  will redeem its Class P Shares at the NAV next  determined  after the request is received in "good  order."  "Good  order" for purposes of mail or facsimile message  redemptions means that the request to redeem must include the following documentation:

o    A letter of instruction specifying the number of shares or dollar amount to
     be  redeemed  signed  by  the  appropriate   corporate  or   organizational
     officer(s) exactly as it appears on the Account Registration Form. Unless a letter of instruction  directs  otherwise or a separate written request has been  submitted to the  Portfolio as described in the next  paragraph,  the redemption  proceeds  will be  wired  to the  commercial  bank  or  account
     designation   identified  on  the  Account   Registration  Form.  Signature
     guarantees  will be  required  when a letter of  instruction  directs  that redemption  proceeds be sent to a  commercial  bank or account  designation other than the one  identified  on the  Account  Registration  Form or in a separate written request.

o    If  you  wish  to  change  the  name  of the  commercial  bank  or  account designation to receive the  redemption  proceeds as provided in the Account
     Registration  Form,  a separate  written  request  must be submitted to the
     Portfolio at the address  listed below.  Under certain  circumstances,  the
     Portfolio may require that a signature  guarantee  accompany  your request.
     Copies of the request must be sent to both the current  commercial bank and
     the  new  designee   bank.   Prior  to   redemption,   the  Portfolio  will
     telephonically  confirm  the  change  with  both  the  current  and the new designee banks.  Further  clarification of these procedures can be obtained by calling the Portfolio.

                                       18

                             Send your requests to:
                              Delaware Investments
                               2005 Market Street
                           Philadelphia, PA 19103-7094
                       Attn: IO Sales and Client Services

                               Fax # 215 255-1234

Please call the  Portfolio  at 800  266-3816 to inform  Client  Services of your intent to send a facsimile message.

How to Redeem Shares By Telephone

"Good  order" for purposes of  telephone  redemptions  means that the request to redeem must adhere to the following procedures:

o    If you have  previously  elected  the  Telephone  Redemption  Option on the
     Account  Registration  Form,  you can request a  redemption  of your shares
     (either by specifying the number of shares or dollar amount to be redeemed)
     by calling the  Portfolio  at 800 266-3816 and  requesting  the  redemption proceeds be wired to the commercial bank or account designation  identified on the Account Registration Form.

o    Shares cannot be redeemed by telephone if stock  certificates  are held for those shares,  or in instances when the in-kind  redemption  procedures are triggered,  as described  below.  Please  contact the Portfolio for further details.

o    In times of drastic market conditions,  the telephone redemption option may be  difficult  to  implement.  If you  experience  difficulty  in  making a telephone redemption, your request may be made by mail or facsimile message pursuant to the procedures described above.

o    The  Portfolio's  telephone  redemption  privileges  and  procedures may be modified or  terminated by the  Portfolio  only upon written  notice to the
     Portfolio's shareholders.

o    To change the name of the commercial bank or account  designated to receive the  redemption  proceeds as provided in the Account  Registration  Form or otherwise,  a written  request must be sent to the Portfolio at the address above. The request will be processed  pursuant to the procedures  described in the  second  bullet  point  under  "How to Redeem  Shares by Mail or Fax
     Message."

In addition,  Portfolio  service  providers  have entered into  agreements  with certain  authorized  agents to allow such agents to accept  redemption orders on the  Portfolio's  behalf.  For purposes of pricing,  a redemption  order will be deemed to be received in "good  order" when such  authorized  agent  accepts the order on behalf of the Portfolio  pursuant to the terms of its agreement.  Among other things,  there are certain terms in the agreement which give the Portfolio assurances  that the agent has received a  redemption  order before the close of the NYSE's regular trading hours in order to receive that day's NAV.

Redemptions  In-Kind.  The  Portfolio,  in  its  sole  discretion,   may  permit
shareholders to accept their redemption proceeds in-kind in portfolio securities or pursuant to another  procedure that will have the same economic  effect as an in-kind  redemption.  In either case, a shareholder that redeems shares pursuant to this section will bear the  brokerage or other  transaction  costs of selling the  portfolio  securities  received  in-kind  representing  the  value of their redeemed  shares.  The  redemption  price per share for  shareholders  redeeming shares by  in-kind or by such other  permitted  procedure  shall be the NAV next determined after the redemption request is received in good order. The portfolio securities  provided to the shareholder  pursuant to these  procedures  shall be valued  consistent  with the same  valuation  procedures  used to calculate  the
Portfolio's NAV. See "Valuation of Shares."

Important  Redemption  Information.  Because the Portfolio's  shares are sold to institutions with a relatively high investment minimum,  Portfolio  shareholders likely will hold a significant  number of Portfolio shares. For this reason, the
Portfolio requests that shareholders  proposing to make a large redemption order give the  Portfolio  at least 10 days  advance  notice of any such  order.  This request can easily be satisfied by calling the  Portfolio at 800  266-3816,  and giving notification of your future intentions.

Once a formal redemption order is received in good order, the Portfolio,  in the case of  redemptions  to be made in cash,  normally  will make  payment  for all shares  redeemed under this  procedure  within three business days of receipt of the order. In no event, however, will payment be made more than seven days after receipt of a  redemption  request in good order.  A business day is any day that the NYSE is open for business  (Business  Day).  The  Portfolio  may suspend the right

                                       19

of  redemption  or postpone the date at times when the NYSE is closed,  or under any emergency  circumstances  as determined by the SEC. As described  above, the
Portfolio  may  also  pay  the  redemption  proceeds  in  whole  or in part by a distribution  in-kind of  securities  held by the  Portfolio  in lieu of cash in conformity with applicable rules of the SEC.

Due to the  relatively  high  cost  of  maintaining  shareholder  accounts,  the
Portfolio  reserves the right to redeem  shares in the Portfolio if the value of your holdings in that Portfolio is below $500,000. The Portfolio,  however, will not redeem  shares based solely upon market  reductions in NAV. If the Portfolio intends to take such action,  a shareholder  would be notified and given 90 days to make an additional investment before the redemption is processed.

Dealer compensation
The financial  advisor that sells you shares of the Portfolio may be eligible to receive a maximum 12b-1 fee of 0.25% of average daily net assets as compensation for your investment in the Portfolio.  This amount is paid by the Distributor to the securities dealer with whom your financial advisor is associated.

Payments to Intermediaries
The Distributor and its affiliates may pay additional compensation (at their own expense  and not as an  expense  of the  Portfolio)  to  certain  affiliated  or unaffiliated  brokers,  dealers  or other  financial  intermediaries  (Financial
Intermediaries)  in  connection  with the sale or retention of Portfolio  shares and/or  shareholder  servicing,  including  providing the Portfolio  with "shelf space" or a higher profile with the Financial Intermediary's consultants,  sales persons and customers (distribution assistance). The level of payments made to a qualifying  Financial  Intermediary  in any given year will vary.  To the extent permitted by SEC and NASD rules and other applicable laws and  regulations,  the
Distributor may pay or allow its affiliates to pay other promotional  incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Portfolio's shares.

For more information, please see the Portfolio's SAI.

Valuation of Shares

The price of the  Portfolio's  shares is based on the Portfolio's NAV per share.
We determine the  Portfolio's  NAV per share at the close of regular  trading on the NYSE  (normally  4:00 p.m.  Eastern Time) each day that the NYSE is open. We calculate this value by adding the market value of all the securities and assets in the  Portfolio's  portfolio,  deducting  all  liabilities,  and  dividing the resulting  number by the  number  of  shares  outstanding.  We  generally  price securities and other assets for which market quotations are readily available at their market value. For a portfolio that invest primarily in foreign securities, the NAV may change on days when the shareholders will not be able to purchase or redeem  Portfolio  shares.  We price  fixed-income  securities  on the  basis of valuations  provided to us by an independent  pricing  service that uses methods approved by the Board of Trustees.  We price any  fixed-income  securities  that have a  maturity  of less than 60 days at  amortized  cost,  which  approximates market value. For all other securities,  we use methods approved by the Board of
Trustees that are designed to price securities at their fair market value.

Other Purchase and Redemption Considerations

Fair  valuation.  When the Portfolio uses fair value  pricing,  it may take into account any factors it deems appropriate. The Portfolio may determine fair value based upon developments  related to a specific  security,  current valuations of foreign stock indices (as reflected in U.S.  futures markets) and/or U.S. sector or broader stock market  indices.  The price of securities used by the Portfolio to  calculate  its NAV may differ from quoted or  published  prices for the same securities.  Fair value  pricing  may  involve  subjective  judgments  and it is possible that the fair value  determined for a security is materially  different than the value that could be realized upon the sale of that security.

                                       20

The  Portfolio  anticipates  using fair value pricing for  securities  primarily traded on U.S.  exchanges  only under very  limited  circumstances,  such as the early  closing of the  exchange on which a security is traded or  suspension  of trading  in the  security.  The  Portfolio  may  use  fair  value  pricing  more frequently for securities  primarily traded in non-U.S.  markets because,  among other things,  most foreign  markets close well before the Portfolio  values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that significant  events,  including broad market moves, may have occurred in the interim.  To account for this, the Portfolio may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   the  Portfolio's  Board  has  delegated
responsibility  for valuing the Portfolio's assets to a Pricing Committee of the
Manager, which operates under the policies and procedures approved by the Board, as described above.

Investments by large,  institutional investors. From time to time, certain large
institutional  investors  may  invest  in  the  Portfolio.   The  Portfolio  may
experience  relatively  large  investments  or  redemptions  as a result  of the institutional  investors either purchasing or redeeming the Portfolio's  shares.
These transactions may affect the Portfolio,  since a portfolio that experiences redemptions may be required to sell portfolio  securities,  and a portfolio that receives  additional  cash will need to invest  it.  While it is  impossible  to predict  the  overall  impact of these  transactions  over time,  there could be adverse  effects on  portfolio  management  to the extent the  Portfolio  may be required  to sell  securities  or  invest  cash at times  when  they  would  not otherwise do so. These transactions could also have tax consequences if sales of securities  result  in gains,  and  could  also  increase  transaction  costs or portfolio turnover. The Manager, representing the interests of the Portfolio, is committed to minimizing the impact of such transactions on the Portfolio.

Exchanges.  The  Portfolio's  shares may be exchanged  for Class A shares of the other Delaware  Investments(R)  Funds based on the respective NAVs of the shares involved. In addition, Class A shares of other Delaware Investments(R) Funds may be exchanged  for Class P Shares of the  Portfolio,  subject to  satisfying  the
Class P Shares'  eligibility  requirements.  An exchange  would be  considered a taxable  event in  instances  where a  shareholder  is subject  to tax.  Defined contribution  plans are  generally  not  subject  to tax and  participants  in a defined  contribution  plan are  generally  not subject to tax until they make a withdrawal from their plan account.  The Portfolio reserves the right to suspend or  terminate,  or amend the  terms of,  the  exchange  privilege  upon 60 days'
written notice to shareholders.

                                       21

About your account (continued)

Frequent trading of Portfolio shares
The  Portfolio  discourages  purchases  by market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be rejected.  The  Portfolio's  Board of Trustees has adopted policies and procedures  designed to detect,  deter and prevent trading activity detrimental to the Portfolio and its  shareholders,  such as market timing.  The
Portfolio  will  consider  anyone who follows a pattern of market  timing in any
Delaware  Investments(R) Fund or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In determining  whether  market timing has occurred,  the Portfolio will consider short-term roundtrips to include rapid purchases and sales of Portfolio shares  through the  exchange  privilege.  The  Portfolio  reserves the right to consider other trading patterns to be market timing.

Your ability to use the Portfolio's exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange  order.  The  Portfolio  reserves the right to restrict or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions placed in violation of the Portfolio's market timing policy are not necessarily  deemed  accepted  by  the  Portfolio  and  may be  rejected  by the
Portfolio on the next Business Day following receipt by the Portfolio.

Redemptions  will  continue to be permitted in accordance  with the  Portfolio's current  Prospectus.  A redemption of shares under these  circumstances could be costly to a shareholder if, for example,  the shares have declined in value, the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Portfolio shares and avoid frequent trading in Portfolio shares.

The  Portfolio  reserves  the right to modify  this  policy at any time  without notice, including modifications to the Portfolio's monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation  of this  policy  involves  judgments  that  are  inherently  subjective  and may be selectively  applied,  we seek to  make  judgments  and  applications  that  are consistent  with the interests of the  Portfolio's  shareholders.  While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the  Portfolio's  market  timing  policy does not require the  Portfolio to take action in response to frequent trading activity.  If the Portfolio elects not to take any action in response  to  frequent  trading,  such  frequent  trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases  and sales or exchanges of the  Portfolio's  shares  dilute the value of  shares  held by  long-term  shareholders.  Volatility  resulting  from excessive  purchases  and sales or  exchanges of  Portfolio  shares,  especially involving large dollar amounts, may disrupt efficient portfolio  management.  In particular,  the  Portfolio  may  have  difficulty  implementing  its  long-term investment  strategies  if it is forced to maintain a higher level of its assets in  cash to  accommodate  significant  short-term  trading  activity.  Excessive purchases  and sales or exchanges of the  Portfolio's  shares may also force the
Portfolio to sell  portfolio  securities at  inopportune  times to raise cash to accommodate  short-term  trading  activity.  This  could  adversely  affect  the
Portfolio's  performance,  if,  for  example,  the  Portfolio  incurs  increased brokerage costs and  realization of taxable capital gains without  attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and the  Portfolio's  NAV  calculation may  affect the value of these  foreign  securities.  The time zone  differences among  international  stock  markets  can  allow  a  shareholder  engaging  in a short-term trading strategy to exploit differences in fund share prices that are based on closing  prices of foreign  securities  established  some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences. Funds that may be adversely

                                       22

affected by such  arbitrage  include,  in particular,  funds that  significantly invest in small-cap  securities,  technology and other specific  industry sector securities,  and in certain fixed-income  securities,  such as high-yield bonds, asset-backed securities or municipal bonds.

Transaction monitoring procedures
The Portfolio,  through its transfer agent,  maintains  surveillance  procedures designed to detect  excessive or short-term  trading in Portfolio  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Portfolio shares for violations of the Portfolio's market timing policy or other  patterns of  short-term or excessive  trading.  For purposes of these  transaction  monitoring  procedures,  the Portfolio may consider  trading activity by multiple accounts under common ownership, control or influence to be trading by a single entity.  Trading activity identified by these factors, or as a result of any other  available  information,  will be  evaluated  to determine whether such activity might  constitute  market timing.  These procedures may be modified  from time to time to improve the  detection of excessive or short-term trading  or to  address  other  concerns.  Such  changes  may  be  necessary  or appropriate,  for example,  to deal with issues  specific to certain  retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are  common  forms  of  holding  shares  of  the
Portfolio,   particularly  among  certain  broker/dealers  and  other  financial intermediaries,  including  sponsors of retirement plans and variable  insurance products. The Portfolio will attempt to apply its monitoring procedures to these omnibus  accounts and to the individual  participants  in such  accounts.  In an effort to discourage market timers in such accounts,  the Portfolio may consider enforcement  against market timers at the  participant  level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Portfolio shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies to avoid detection and,  despite the efforts of the Portfolio and its agents to detect market timing in Portfolio  shares,  there is no guarantee that the  Portfolio  will be able to identify  these  shareholders  or curtail  their trading practices. In particular, the Portfolio may not be able to detect market timing  attributable to a particular  investor who effects purchase,  redemption and/or  exchange  activity in Portfolio  shares through  omnibus  accounts.  The difficulty  of  detecting  market  timing  may be  further  compounded  if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The  Portfolio  intends to qualify as a regulated investment  company  under the Code.  As a  regulated  investment  company,  the
Portfolio  generally  pays no  federal  income  tax on the  income  and gains it distributes  to you. The Portfolio  expects to declare and distribute all of its net  investment  income,  if any, to  shareholders  as dividends  annually.  The
Portfolio  will also  distribute net realized  capital  gains,  if any, at least annually.  The amount of any  distribution  will vary, and there is no guarantee
the  Portfolio   will  pay  either  an  income   dividend  or  a  capital  gains
distribution.  We  automatically  reinvest all dividends and any capital  gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Portfolio may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing  your  statement,  the  Portfolio  makes  every  effort  to  search  for
reclassified   income  to  reduce  the  number  of  corrected  forms  mailed  to shareholders.  However, when necessary,  the Portfolio will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid  "Buying A  Dividend."  If you are a taxable  investor  and  invest in the
Portfolio  shortly  before  the  record  date  of a  taxable  distribution,  the distribution will lower the value of the Portfolio's shares by the amount of the distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.  In  general,  if you  are a  taxable  investor,  Portfolio distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true  whether you  reinvest  your  distributions  in  additional
Portfolio shares or receive them in cash.

For federal income tax purposes,  Portfolio  distributions of short-term capital gains  are  taxable  to you  as  ordinary  income.  Portfolio  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the  Portfolio  may be  qualified  dividend  income  eligible  for  taxation  by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

                                       23

A sale or redemption of Portfolio shares is a taxable event and, accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Portfolio shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By  law,  if you  do  not  provide  the  Portfolio  with  your  proper  taxpayer identification number and certain required certifications, you may be subject to backup  withholding on any  distributions  of income,  capital gains or proceeds from the sale of your  shares.  The  Portfolio  also  must  withhold  if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Portfolio  distributions  and gains from the sale or exchange of your  Portfolio shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding at a 30% or lower treaty rate and U.S.  estate tax, and are  subject  to  special  U.S.  tax  certification  requirements.  Non-U.S.
investors may also be subject to U.S. tax as if he or she were a U.S.  person on distributions from the Portfolio attributable to gain from disposition of a U.S.
real property interest as discussed in the SAI for the Portfolio.

Excess Inclusion Income. The Portfolio must pay the tax on any "excess inclusion income"  received,  directly or indirectly  through certain REITs,  from certain mortgage  pooling  vehicles  that  is  allocable  to  Portfolio  shares  held by disqualified  organizations.  "Disqualified  organizations" for this purpose are
generally   certain   cooperatives,   governmental   entities   and   tax-exempt
organizations  that are exempt from tax on unrelated business taxable income. To the extent that the Portfolio  shares owned by a disqualified  organization  are held in record name by a  broker/dealer  or other  nominee,  the Portfolio  must inform  the  broker/dealer  or other  nominee  of the  excess  inclusion  income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Portfolio's  excess  inclusion income allocable to them on behalf of the disqualified organizations.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Portfolio.

Financial highlights

Because  the  Portfolio  commenced  operations  on or  after  the  date  of this
Prospectus, there are no financial highlights for the Portfolio.

                                       24

Glossary

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely  related to current interest rates.  When interest rates rise, bond prices fall, and when interest rates fall,  bond prices rise. See  "Fixed-income securities."

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also "Nationally recognized statistical rating organization."

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a portfolio's portfolio  securities.  Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See "Bond."

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

Depreciation
A decline in an investment's value.

                                       25

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments  to  mutual  fund  shareholders  of  dividends  passed  along  from the portfolio's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the portfolio's  portfolio of securities and distributing  its shares.  They are paid  from the  portfolio's  assets  before  any  earnings  are  distributed  to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invested is paid back at a  pre-specified  maturity date.  These  securities,  which include  government, corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See "Bonds."

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services, expressed as an annual percentage of the portfolio's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
(S&P), and Fitch, Inc. (Fitch).

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a  portfolio's  net assets divided by the number of shares outstanding.

Net assets
The  total  value  of all  the  assets  in a  portfolio's  portfolio,  less  any liabilities.

                                       26

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Real estate investment trusts (REITs)
A real estate  investment  trust is a company that is usually  traded  publicly, that manages a portfolio of real estate to make profits for shareholders.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a portfolio's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document  that  provides more  information  about a portfolio's  organization, management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       27

Delaware Pooled Trust - The Global Real Estate Securities Portfolio

Additional information

               Delaware  Pooled  Trust  -  The  Global  Real  Estate  Securities
               Portfolio   Additional    information   about   the   Portfolio's
               investments  will be  available  in the  Portfolio's  annual  and semiannual reports to shareholders when they are prepared. In the
               Portfolio's  shareholder  reports,  you  will  be  able to find a discussion of the market  conditions  and  investment  strategies that  significantly  affected the Portfolio's  performance during the period covered by the report,  when it is available.  You can find more  information  about the  Portfolio  in the current SAI, which we have  filed  electronically  with  the SEC and  which is legally  a  part  of  this  Prospectus  (it  is  incorporated  by reference).  If you want a free  copy of the SAI,  the  annual or semiannual  report,  or if you have any questions about investing in the  Portfolio,  you can  write to us at 2005  Market  Street,
               Philadelphia,  PA 19103-7094, or call toll-free 800 266-3816. The
               Portfolio's SAI and annual and semiannual reports to shareholders are also available,  free of charge,  through the Portfolio's Web site (www.delawareinvestments.com/institutional).  You may obtain additional  information  about the Portfolio  from your financial advisor.

               You can find reports and other information about the Portfolio on the EDGAR  Database  on the SEC Web site  (www.sec.gov).  You can
               also  get  copies  of  this  information,   after  payment  of  a
               duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference  Section of the SEC,  Washington,
               D.C. 20549-0102.  Information about the Portfolio,  including its
               SAI,  can be reviewed  and copied at the SEC's  Public  Reference
               Room in  Washington,  D.C. You can get  information on the Public
               Reference Room by calling the SEC at 202 551-8090.

Contact information

Web Site
www.delawareinvestments.com/institutional

E-Mail
PooledTrust@delinvest.com

Client Services Representative
800 266-3816
o    For  Portfolio  information,   literature,  price,  yield  and  performance
     figures.
o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

DELAPHONE SERVICE
800 362-FUND (800 362-3863)
o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R)service.

Delaware Pooled Trust - The Global Real Estate Securities Portfolio
                              CUSIP                   NASDAQ
Class P                     246248496                 DGRPX

Investment Company Act file number: 811-06322

                                       28

                       STATEMENT OF ADDITIONAL INFORMATION
                                January 10, 2007

                              DELAWARE POOLED TRUST

                   The Global Real Estate Securities Portfolio

                               2005 Market Street
                           Philadelphia, PA 19103-7094

     This Statement of Additional Information ("Part B") describes shares of The
Global Real Estate Securities Portfolio (the "Portfolio"),  which is a series of the Delaware  Pooled Trust (the "Trust").  The Portfolio  offers  Original Class
Shares and Class P Shares (together,  the "Shares").  The Portfolio's investment advisor is Delaware Management Company, a series of Delaware Management Business
Trust (the "Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
Prospectuses  for the Portfolio,  dated January 10, 2007, as they may be amended from time to time. This Part B should be read in conjunction with the applicable
Prospectus.  This Part B is not  itself a  prospectus  but is, in its  entirety, incorporated by reference into each Prospectus.  A Prospectus may be obtained by writing or calling  your  investment  dealer or by  contacting  the  Portfolio's national distributor,  Delaware Distributors, L.P. (the "Distributor"),  at 2005
Market  Street,  Philadelphia,  PA 19103-7094  or by calling 800  523-1918.  The
Portfolio's  financial  statements,  the notes relating  thereto,  the financial highlights and the report of the independent  registered  public accounting firm are  incorporated  by reference  from the Annual and  Semiannual  Reports,  when available,  into this Part B. The Annual and Semiannual Reports, when available, will accompany any request for Part B. The Annual and Semiannual  Reports,  when available, can be obtained,  without charge, by writing to Delaware Pooled Trust at 2005 Market Street, Philadelphia,  PA 19103-7094, Attn: Client Services or by
calling the Trust at 800 231-8002.

---------------------------------------------------------------------------------

-------------------------------------- ----- ----------------------------- ------
                                       Page                                Page
-------------------------------------- ----- ----------------------------- ------
Cover Page                              1    Purchasing Shares              29
-------------------------------------- ----- ----------------------------- ------
                                             Determining Offering Price
Portfolio History                       2    and Net Asset Value            31
-------------------------------------- ----- ----------------------------- ------
Investment Objectives, Restrictions
and Policies                            2    Redemption                     32
-------------------------------------- ----- ----------------------------- ------
                                             Dividends, Distributions
Investment Strategies and Risks         3    and Taxes                      34
-------------------------------------- ----- ----------------------------- ------
Disclosure of Portfolio Holdings        17   Performance                    42
-------------------------------------- ----- ----------------------------- ------
Management of the Trust                 18   Financial Statements           42
-------------------------------------- ----- ----------------------------- ------
Investment Manager and Other Service
Providers                               23   Principal Holders              42
-------------------------------------- ----- ----------------------------- ------
                                             Appendix A - Description of
Portfolio Managers                      25   Ratings                        43
-------------------------------------- ----- ----------------------------- ------
Trading Practices and Brokerage         27   Appendix B - Stock Index       46
                                             Futures Contracts and
                                             Options
-------------------------------------- ----- ----------------------------- ------
Capital Stock                           28
-------------------------------------- ----- ----------------------------- ------

                                PORTFOLIO HISTORY

     The Trust was originally  organized under the laws of the State of Maryland on May 30, 1991 and  reorganized as a Delaware  statutory  trust on December 15,
1999.

Classification
     The Portfolio is an open-end management  investment company.  The Portfolio is  "non-diversified"  as  defined by the  Investment  Company  Act of 1940,  as amended (the "1940 Act"). A non-diversified  portfolio is believed to be subject to greater risk because  adverse  effects on an investment held by the Portfolio may affect a larger  portion of overall  assets and  subject  the  Portfolio  to greater risks.

                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES

Investment Objective
     The Portfolio's investment objective is described in the Prospectuses.  The
Portfolio's investment objective is non-fundamental,  and may be changed without shareholder  approval.  However,  the Trust's Board of Trustees must approve any changes to non-fundamental  investment  objectives and the Portfolio will notify shareholders prior to a change in the Portfolio's investment objective.

Fundamental Investment Restrictions
     The Trust has adopted the following  restrictions for the Portfolio,  which cannot be  changed  without  approval  by the  holders  of a  "majority"  of the
Portfolio's  outstanding shares, which is a vote by the holders of the lesser of
(i) 67% or more of the  voting  securities  present  in  person or by proxy at a meeting,  if the holders of more than 50% of the outstanding  voting  securities are present or  represented by proxy;  or (ii) more than 50% of the  outstanding voting securities.  The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Portfolio shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and
Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry,  provided that this restriction does not limit the Portfolio from concentrating its investments in the real estate  industry or related  industries or investing in  obligations issued or guaranteed by the U.S. government,  its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3. Underwrite  the  securities of other issuers,  except that the Portfolio may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Portfolio from investing in issuers which invest,  deal or otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent the Portfolio from engaging in transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

                                       2

     6.  Make  loans,  provided  that  this  restriction  does not  prevent  the
Portfolio from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restrictions
     In addition to the fundamental investment restrictions described above, and the  various  general  investment  policies  described  in the  prospectus,  the
Portfolio will be subject to the following  investment  restrictions,  which are considered  non-fundamental  and may be changed by the Board of Trustees without shareholder approval.

     1. The  Portfolio  is permitted  to invest in other  investment  companies, including  open-end,  closed-end or unregistered  investment  companies,  either within  the  percentage  limits  set  forth in the 1940  Act,  any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in  connection  with a  merger,  reorganization,  consolidation  or other similar transaction. However, the Portfolio may not operate as a "fund of funds"
which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

     2. The  Portfolio  shall  not  invest  more  than 15% of its net  assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at  approximately  the value at which the Portfolio has valued the investment.

                                      * * *

     For purposes of the Portfolio's concentration policy, the Portfolio intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single  foreign  government  are  considered to be securities of issuers in the same industry.

Portfolio Turnover
     Portfolio  trading  will  be  undertaken   principally  to  accomplish  the
Portfolio's investment objective.  The Portfolio is free to dispose of portfolio securities at any time,  subject to complying with the Internal Revenue Code, as amended (the Code) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Portfolio's investment objective. The
Portfolio will not attempt to achieve or be limited to a  predetermined  rate of portfolio  turnover.  Such turnover  always will be  incidental to  transactions undertaken with a view to achieving the Portfolio's investment objective.

     The portfolio turnover rate tells you the amount of trading activity in the
Portfolio.  A turnover  rate of 100% would  occur,  for  example,  if all of the
Portfolio's investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently  traded. The turnover rate also may be affected by cash  requirements  from  redemptions and repurchases of the  Portfolio's  shares.  A high  rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, the
Portfolio may hold securities for any period of time.

     The  Portfolio  generally  expects to have a portfolio  turnover rate below
100%.

                         INVESTMENT STRATEGIES AND RISKS

     The Portfolio's investment  objectives,  strategies and risks are described in the  Prospectus.  Certain  additional  information  is  provided  below.  All investment  strategies of the Portfolio are  non-fundamental  and may be changed without  shareholder  approval,  except those  identified  below as  fundamental restrictions.

Convertible Debt and Non-Traditional Equity Securities
     A  portion  of the  Portfolio's  assets  may  be  invested  in  convertible securities.  A  convertible  security is a security  which may be converted at a stated  price within a specified  period of time into a certain  quantity of the

                                       3

common stock of the same or a different issuer.  Convertible debt securities are
senior  to  common  stocks  in  a  corporation's  capital  structure,   although
convertible  securities  are  usually  subordinated  to  similar  nonconvertible securities.  Convertible debt securities  provide a fixed-income  stream and the opportunity,  through  a  conversion  feature,  to  participate  in the  capital appreciation resulting from a market price advance in the convertible security's underlying  common stock. Just as with debt securities,  convertible  securities tend to  increase  in market  value  when  interest  rates  decline  and tend to decrease in value when interest rates rise. However,  the price of a convertible security is also  influenced  by the market value of the  security's  underlying common stock and tends to increase as the market value of the  underlying  stock rises,  whereas it tends to decrease as the market value of the underlying stock declines.

     The  Portfolio  may  invest in  convertible  preferred  stocks  that  offer enhanced yield features,  such as Preferred Equity  Redemption  Cumulative Stock
("PERCS"),   which  provide  an  investor,  such  as  the  Portfolio,  with  the opportunity  to earn higher  dividend  income than is  available  on a company's common stock. A PERCS is a preferred stock which generally  features a mandatory conversion  date,  as well as a  capital  appreciation  limit  which is  usually expressed  in terms of a stated  price.  Upon the  conversion  date,  most PERCS convert into common stock of the issuer  (PERCS are  generally  not  convertible into cash at maturity).  Under a typical  arrangement,  if after a predetermined number of years the  issuer's  common stock is trading at a price below that set by the capital  appreciation  limit,  each PERCS  would  convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the  capital  appreciation  limit,  the  holder of the  PERCS  would receive less than one full share of common stock.  The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital  appreciation limit of the PERCS by the market price of the issuer's  common  stock.  PERCS can be called at any time prior to maturity, and hence do not provide call protection.  However,  if called early, the issuer may pay a call premium over the market price to the investor.  This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     The Portfolio  may also invest in other  enhanced  convertible  securities.
These  include but are not  limited to ACES  (Automatically  Convertible  Equity
Securities),  PEPS  (Participating  Equity Preferred  Stock),  PRIDES (Preferred
Redeemable  Increased  Dividend Equity  Securities),  SAILS (Stock  Appreciation
Income Linked  Securities),  TECONS (Term  Convertible  Notes),  QICS (Quarterly
Income   Cumulative   Securities)  and  DECS  (Dividend   Enhanced   Convertible
Securities).  ACES,  PEPS,  PRIDES,  SAILS,  TECONS,  QICS and DECS all have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation;  they are  typically  issued with three- to four-year  maturities;
they  typically  have some built-in call  protection  for the first two to three years; investors have the right to convert them into shares of common stock at a preset  conversion  ratio or hold them until maturity;  and upon maturity,  they will  automatically  convert to either cash or a  specified  number of shares of common stock.

Depositary Receipts
     The Portfolio may invest in sponsored and unsponsored  American  Depositary
Receipts ("ADRs"),  European  Depositary Receipts ("EDRs") and Global Depositary
Receipts  ("GDRs")  that are  actively  traded in the  United  States.  ADRs are receipts  typically  issued  by a U.S.  bank or  trust  company  which  evidence ownership of underlying  securities  issued by a foreign  corporation.  EDRs and
GDRs are  receipts  issued by  non-U.S.  Banks or trust  companies  and  foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S.
securities.  "Sponsored"  ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying  security and a Depositary,  and "unsponsored" ADRs, EDRs or GDRs are issued without the  participation  of the issuer of the deposited  security.
Holders of unsponsored  ADRs,  EDRs or GDRs generally bear all the costs of such facilities  and  the  Depositary  of an  unsponsored  ADR,  EDR or GDR  facility frequently  is under no  obligation  to  distribute  shareholder  communications received  from the issuer of the  deposited  security or to pass through  voting rights to the holders of such receipts in respect of the  deposited  securities.
Therefore,  there may not be a correlation  between  information  concerning the issuer of the security and the market value of an  unsponsored  ADR, EDR or GDR.
ADRs may be listed on a  national  securities  exchange  or may be traded in the over-the-counter  market.  ADRs,  EDRs and GDRs  traded in the  over-the-counter market  which do not have an  active or  substantial  secondary  market  will be considered illiquid and therefore will be subject to the Portfolio's  limitation with respect to such  securities.

                                       4

ADR prices are denominated in U.S.  dollars  although the underlying  securities are  denominated  in a  foreign  currency.  Investments  in ADRs,  EDRs and GDRs involve  risks  similar  to those  accompanying  direct  investments  in foreign securities.

Euro
     On January 1, 1999, the European  Economic and Monetary Union implemented a new currency  unit,  the Euro,  for 11  participating  European  countries.  The countries  that  initially  converted or tied their  currencies  to the Euro are
Austria,  Belgium,  France,  Germany,  Luxembourg,  the  Netherlands,   Ireland,
Finland,  Italy,  Portugal and Spain. Each participating country began using the
Euro for  currency  transactions  on July 1, 2002.  This  means  that  financial transactions  and market  information,  including  share  quotations and company accounts,  in  participating  countries are denominated in Euros.  Participating governments are issuing their bonds in Euros,  and the European  Central Bank is managing monetary policy for participating countries.

     Because  of  the  number  of  countries  using  this  single  currency,   a
significant  portion of the assets of the  Portfolio may be  denominated  in the
Euro.

Foreign Currency Transactions
     Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign  currencies into U.S. dollars on a daily basis.  The Portfolio may,  however,  from time to time,  purchase or sell foreign  currencies and/or engage in forward foreign currency  transactions in order to  expedite  settlement  of  portfolio  transactions  and to  minimize currency  value  fluctuations.  The Portfolio  may conduct its foreign  currency exchange  transactions on a spot (i.e.,  cash) basis at the spot rate prevailing in the foreign  currency  exchange market or through  entering into contracts to purchase or sell foreign  currencies at a future date (i.e., a "forward  foreign currency"  contract  or  "forward"  contract).  A forward  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed  number of days from the date of the  contract,  agreed upon by the parties, at a price set at the time of the contract.  The Portfolio will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

     The Portfolio may enter into forward  contracts to "lock in" the price of a security it has agreed to purchase  or sell,  in terms of U.S.  dollars or other currencies  in which the  transaction  will be  consummated.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign  currency,  of the amount of foreign currency involved in the underlying security  transaction,  the  Portfolio may be able to protect  itself  against a possible loss resulting from an adverse change in currency exchange rates during the period  between the date the  security is  purchased or sold and the date on which payment is made or received.

     Forward  foreign  currency  contracts  are traded in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  The Portfolio will account for forward contracts by marking to market each day at daily exchange rates.

     The  Portfolio  will not enter into  forward  contracts  or  maintain a net exposure  to such  contracts  where  the  consummation  of the  contracts  would obligate the Portfolio to deliver an amount of foreign currency in excess of the value  of the  Portfolio's  securities  or  other  assets  denominated  in  that currency.

     At the maturity of a forward  contract,  the  Portfolio may either sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and  terminate  its  contractual  obligation to deliver the foreign currency by purchasing an  "offsetting"  contract with the same currency  trader obligating  it to purchase,  on the same maturity  date,  the same amount of the foreign  currency.  The  Portfolio  may  realize  a gain or loss  from  currency transactions.

     The  Portfolio  also may purchase and write put and call options on foreign currencies  (traded on U.S.  and  foreign  exchanges  or  over-the-counter)  for hedging purposes to protect against declines in the U.S. dollar value of foreign securities  held by the Portfolio and against  increases in the U.S. dollar cost of such securities to be acquired.

                                       5

Call options on foreign currency written by the Portfolio will be covered, which means that the Portfolio will own the underlying foreign currency.  With respect to put options on foreign currency written by the Portfolio,  the Portfolio will establish a segregated  account with its custodian bank consisting of cash, U.S.
government  securities or other  high-grade  liquid debt securities in an amount equal to the amount the  Portfolio  will be required to pay upon exercise of the put.

     As in the case of other  kinds of  options,  the  writing  of an  option on foreign  currency will  constitute only a partial hedge, up to the amount of the premium  received,  and the  Portfolio  could be  required  to  purchase or sell foreign currencies at disadvantageous  exchange rates, thereby incurring losses.
The purchase of an option on foreign  currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

Foreign Securities
     Investors  should  recognize  that  investing in foreign  issuers  involves certain considerations, including those set forth in the Portfolio's Prospectus, which are not typically  associated  with  investing in United  States  issuers.
Since the stocks of foreign  companies  are  frequently  denominated  in foreign currencies,  and since the Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Portfolio will be affected favorably or unfavorably  by changes in currency rates and in exchange  control  regulations, and may incur costs in connection with conversions  between various  currencies.
The investment policies of the Portfolio permit it to enter into forward foreign currency  exchange  contracts  in order to hedge the  Portfolio's  holdings  and commitments  against  changes  in the  level  of  future  currency  rates.  Such contracts  involve an  obligation  to purchase or sell a specific  currency at a future date at a price set at the time of the contract.

     The  Portfolio may be subject to foreign  withholding  taxes on income from certain  foreign  securities.  This,  in  turn,  could  reduce  the  Portfolio's distributions paid to shareholders.

Futures
     The Portfolio may enter into  contracts for the purchase or sale for future delivery of securities or foreign  currencies.  While futures  contracts provide for the delivery of securities or foreign currencies,  deliveries usually do not occur.  Contracts  are  generally  terminated  by  entering  into an  offsetting transaction.  When the  Portfolio  enters  into a futures  transaction,  it must deliver to the futures  commission  merchant selected by the Portfolio an amount referred  to as  "initial  margin."  This  amount is  maintained  by the futures commission merchant in an account at the Portfolio's custodian bank. Thereafter, a "variation  margin" may be paid by the Portfolio to, or drawn by the Portfolio from, such account in accordance with controls set for such accounts,  depending upon changes in the price of the  underlying  securities  subject to the futures contract.

     In addition,  when the Portfolio  engages in futures  transactions,  to the extent required by the SEC, it will maintain with its custodian bank,  assets in a segregated  account to cover its  obligations  with respect to such contracts, which  assets  will  consist of cash,  cash  equivalents  or high  quality  debt securities  from its portfolio in an amount equal to the difference  between the fluctuating  market value of such futures  contracts and the aggregate  value of the  margin  payments  made  by the  Portfolio  with  respect  to  such  futures contracts.

     The Portfolio may enter into such futures  contracts to protect against the adverse affects of  fluctuations  in interest or foreign  exchange rates without actually buying or selling the securities or foreign currency.  For example,  if interest rates are expected to increase,  the Portfolio might enter into futures contracts for the sale of debt securities.  Such a sale would have much the same effect  as  selling  an  equivalent  value of the debt  securities  owned by the
Portfolio.  If interest rates did increase,  the value of the debt securities in the  portfolio  would  decline,  but the value of the futures  contracts  to the
Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise  would have.
Similarly,  when  it is  expected  that  interest  rates  may  decline,  futures contracts may be purchased to hedge in anticipation  of subsequent  purchases of securities  at higher  prices.  Since the  fluctuations  in the value of futures contracts  should be similar to those of debt  securities,  the Portfolio  could take  advantage  of the  anticipated  rise in value of debt  securities  without actually

                                       6

buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market.

     With  respect to options on futures  contracts,  when the  Portfolio is not fully  invested,  it may  purchase a call option on a futures  contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures  contract is similar in some  respects to the  purchase of a call option on an  individual  security.  Depending on the pricing of the option compared to either the price of the futures  contract upon which it is based, or the price of the  underlying  debt  securities,  it may or may not be less risky than ownership of the futures  contract or underlying debt  securities.  As with the purchase of futures contracts,  when the Portfolio is not fully invested, it may  purchase  a call  option on a futures  contract  to hedge  against a market advance due to declining interest rates.

     The writing of a call option on a futures  contract  constitutes  a partial hedge against the declining  price of the security or foreign  currency which is deliverable upon exercise of the futures  contract.  If the futures price at the expiration of the option is below the exercise price,  the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on a futures contract  constitutes a partial hedge against the increasing price of the security or foreign  currency which is deliverable upon exercise of the futures  contract.  If the futures price at the  expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option  premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase.

     If a put or call  option  the  Portfolio  has  written  is  exercised,  the
Portfolio  will incur a loss which will be reduced by the amount of the  premium it receives. Depending on the degree of correlation between changes in the value of its portfolio  securities and changes in the value of its futures  positions, the Portfolio's  losses from existing options on futures may, to some extent, be reduced  or  increased  by  changes in the value of  portfolio  securities.  The purchase of a put option on a futures  contract  is similar in some  respects to the purchase of  protective  puts on  portfolio  securities.  For  example,  the
Portfolio  will  purchase  a put  option  on a  futures  contract  to hedge  the
Portfolio's portfolio against the risk of rising interest rates.

     To the extent that  interest  rates move in an  unexpected  direction,  the
Portfolio  may not achieve the  anticipated  benefits  of futures  contracts  or options  on  futures  contracts  or may  realize  a loss.  For  example,  if the
Portfolio is hedged  against the  possibility  of an increase in interest  rates which would  adversely  affect the price of securities held in its portfolio and interest  rates  decrease  instead,  the Portfolio  will lose part or all of the benefit of the increased  value of its  securities  which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Portfolio had  insufficient  cash, it may be required to sell  securities from its portfolio to meet daily variation  margin  requirements.  Such sales of securities may, but will not  necessarily,  be at increased prices which reflect the rising  market.  The Portfolio may be required to sell  securities at a time when it may be disadvantageous to do so.

     Further,  with respect to options on futures  contracts,  the Portfolio may seek to close out an option position by writing or buying an offsetting position covering the same  securities or contracts and have the same exercise  price and expiration  date.  The ability to establish  and close out  positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Investment Company Securities
     Any investments  that the Portfolio makes in either  closed-end or open-end investment  companies  will be limited by the 1940 Act,  and would  involve  the
Portfolio's  pro rata payment of a portion of the expenses,  including  advisory fees, of such other investment companies. Under the 1940 Act's limitations,  the
Portfolio  generally may not (1) own more than 3% of the voting stock of another investment  company;  (2) invest more than 5% of the Portfolio's total assets in the shares of any one  investment  company;  nor (3) invest more than 10% of the
Portfolio's  total  assets  in  shares  of  other  investment  companies.  These percentage limitations also apply to the Portfolio's investments in unregistered investment companies.

                                       7

Mortgage-Backed Securities
     The Portfolio may invest in mortgage-backed securities issued or guaranteed by the U.S.  government,  its  agencies or  instrumentalities  or by  government sponsored  corporations.  Those  securities  include,  but are not  limited  to,
Government National Mortgage Association ("GNMA") certificates.  Such securities differ from other fixed-income  securities in that principal is paid back by the borrower  over the  length of the loan  rather  than  returned  in a lump sum at maturity.  When prevailing interest rates rise, the value of a GNMA security may decrease as do other debt  securities.  When prevailing  interest rates decline, however,  the value of GNMA  securities may not rise on a comparable  basis with other debt  securities  because of the  prepayment  feature of GNMA  securities.
Additionally,  if a  GNMA  certificate  is  purchased  at a  premium  above  its principal value because its fixed rate of interest  exceeds the prevailing level of yields,  the  decline in price to par may result in a loss of the  premium in the event of prepayment.  Funds received from  prepayments  may be reinvested at the prevailing  interest rates which may be lower than the rate of interest that had previously been earned.

     The  Portfolio  also may  invest  in  collateralized  mortgage  obligations
("CMOs") and real estate mortgage investment conduits ("REMICs").  CMOs are debt securities issued by U.S. government  agencies or by financial  institutions and other mortgage lenders and  collateralized  by a pool of mortgages held under an indenture.  CMOs are  issued in a number of  classes  or series  with  different maturities.  The classes or series are  retired in  sequence  as the  underlying mortgages are repaid.  REMICs, which were authorized under the Tax Reform Act of
1986,  are  private  entities  formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in
that  they   issue   multiple   classes  of   securities.   To  the  extent  any
privately-issued CMOs or REMICs in which the Portfolio may invest are considered by the SEC to be investment companies,  the Portfolio will limit its investments in such securities in a manner consistent with the provisions of the 1940 Act.

     The mortgages backing these securities include  conventional  30-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. These mortgages may be supported by various types of insurance,  may be backed by GNMA certificates  or other mortgage  pass-throughs  issued or guaranteed by the U.S.
government,  its agencies or  instrumentalities.  However, the guarantees do not extend  to the  mortgage-backed  securities'  value,  which  is  likely  to vary inversely with  fluctuations in interest rates.  These  certificates are in most cases "pass-through"  instruments,  through which the holder receives a share of
all  interest  and  principal   payments  from  the  mortgages   underlying  the
certificate.  Because the prepayment characteristics of the underlying mortgages vary,  it is not  possible to predict  accurately  the average  life or realized yield of a particular  issue of  pass-through  certificates.  During  periods of declining  interest rates,  prepayment of mortgages  underlying  mortgage-backed securities  can be expected to  accelerate.  When the mortgage  obligations  are prepaid, the Portfolio may reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time.  Moreover,  prepayments of mortgages  which underlie  securities  purchased at a premium could result in capital losses.

     Certain CMOs and REMICs may have  variable or floating  interest  rates and others  may be  stripped.  Stripped  mortgage  securities  have  greater  market volatility  than other types of mortgage  securities  in which the Portfolio may invest.

     Stripped mortgage  securities are usually  structured with two classes that receive different  proportions of the interest and principal  distributions on a pool of mortgage assets. A common type of stripped  mortgage  security will have one class  receiving  some of the  interest and most of the  principal  from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only"  class), while the other class will receive all of the principal (the  "principal-only"  class). The yield to maturity on an interest-only  class is extremely  sensitive  not only to changes in  prevailing
interest  rates  but  also  to  the  rate  of  principal   payments   (including
prepayments)  on the related  underlying  mortgage  assets,  and a rapid rate of principal  payments may have a material adverse effect on the Portfolio's  yield
to  maturity.   If  the  underlying  mortgage  assets  experience  greater  than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial  investment in these  securities even if the securities are rated in the highest rating categories.

     Although   stripped   mortgage   securities   are  purchased  and  sold  by
institutional investors through several

                                       8

investment  banking firms acting as brokers or dealers,  these  securities  were only recently developed.  As a result,  established trading markets have not yet been fully developed and,  accordingly,  these securities are generally illiquid and to such  extent,  together  with any other  illiquid  investments,  will not exceed 15% of the Portfolio's net assets.

     CMOs and REMICs issued by private  entities are not  government  securities and are not directly  guaranteed by any government  agency.  They are secured by the  underlying  collateral of the private  issuer.  The Portfolio may invest in such  private-backed  securities  but, the Portfolio will do so only if: (i) the securities are 100%  collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii)
currently, they are rated at the time of purchase in the two highest grades by a nationally recognized statistical rating agency.

Options
     The  Portfolio  may purchase  call options or purchase put options and will not engage in option strategies for speculative purposes.

     The  Portfolio  may invest in options  that are  either  listed on U.S.  or
recognized    foreign    exchanges   or   traded    over-the-counter.    Certain
over-the-counter  options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Portfolio's ability to effectively  hedge its securities.  The Portfolio will not,  however,  invest more than 15% of its net assets in illiquid securities.

     Purchasing  Call  Options:  The  Portfolio may purchase call options to the extent that premiums paid by the Portfolio do not aggregate  more than 2% of the
Portfolio's total assets.

     When the Portfolio purchases a call option, in return for a premium paid by the Portfolio to the writer of the option,  the  Portfolio  obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option.  The writer of the call option,  who receives the premium  upon  writing  the option,  has the  obligation,  upon  exercise of the option,  to deliver the  underlying  security  against  payment of the  exercise price.  The advantage of purchasing call options is that the Portfolio may alter portfolio  characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

     The Portfolio may,  following the purchase of a call option,  liquidate its position by  effecting  a closing  sale  transaction.  This is  accomplished  by selling an option of the same  series as the option  previously  purchased.  The
Portfolio  will  realize a profit from a closing sale  transaction  if the price received  on the  transaction  is more than the  premium  paid to  purchase  the original  call  option;  the  Portfolio  will realize a loss from a closing sale transaction  if the price  received on the  transaction is less than the premium paid to purchase the original call option.

     Although the Portfolio will generally  purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary  market on an Exchange will exist for any particular  option, or at any  particular  time,  and for some  options  no  secondary  market on an exchange  may exist.  In such event,  it may not be  possible to effect  closing transactions  in particular  options,  with the result that the Portfolio  would have to  exercise  its  options in order to realize  any profit and would  incur brokerage  commissions upon the exercise of such options and upon the subsequent disposition of the underlying  securities  acquired through the exercise of such
options.   Further,   unless  the  price  of  the  underlying  security  changes sufficiently,  a call option  purchased by the Portfolio may expire  without any value to the Portfolio.

     Purchasing  Put  Options:  The  Portfolio  may invest up to 2% of its total assets in the purchase of put options.  The Portfolio  will, at all times during which it holds a put option, own the security covered by such option.

     A put option  purchased by the Portfolio  gives it the right to sell one of its securities  for an agreed price up to an agreed date. The Portfolio  intends to  purchase  put  options in order to  protect  against a decline in the market value of the underlying  security below the exercise price less the premium paid for the option  ("protective  puts").  The ability to purchase  put options will allow the Portfolio to protect unrealized gain in an appreciated security in

                                       9

its portfolio  without actually  selling the security.  If the security does not drop in  value,  the  Portfolio  will lose the value of the  premium  paid.  The
Portfolio may sell a put option which it has previously  purchased  prior to the sale of the securities  underlying  such option.  Such sale will result in a net gain or loss  depending  on whether  the amount  received on the sale is more or less than the premium and other  transaction  costs paid on the put option which is sold.

     The  Portfolio  may sell a put option  purchased  on  individual  portfolio
securities.   Additionally,   the   Portfolio   may  enter  into   closing  sale
transactions.  A closing sale transaction is one in which the Portfolio, when it is the holder of an  outstanding  option,  liquidates its position by selling an option of the same series as the option previously purchased.

Options on Foreign Currencies
     The  Portfolio  may purchase and write  options on foreign  currencies  for hedging  purposes  in a manner  similar to that in which  futures  contracts  on foreign  currencies,  or forward  contracts,  will be utilized.  For example,  a decline in the dollar value of a foreign currency in which portfolio  securities are denominated will reduce the dollar value of such  securities,  even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency.  If the value of the currency does decline, the
Portfolio  will  have the  right to sell  such  currency  for a fixed  amount in dollars and will thereby offset,  in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely,  where  a rise in the  dollar  value  of a  currency  in  which securities to be acquired are denominated is projected,  thereby  increasing the cost of such securities,  the Portfolio may purchase call options  thereon.  The purchase of such options could offset,  at least  partially,  the effects of the adverse  movement in exchange  rates.  As in the case of other types of options, however,  the  benefit  to the  Portfolio  deriving  from  purchases  of foreign currency  options  will be  reduced  by the amount of the  premium  and  related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent  anticipated,  the Portfolio  could sustain losses on transactions  in foreign  currency  options  which would  require it to forego a portion or all of the benefits of advantageous changes in such rates.

     The Portfolio may write options on foreign currencies for the same types of hedging purposes.  For example, where the Portfolio anticipates a decline in the
dollar  value  of  foreign  currency  denominated   securities  due  to  adverse
fluctuations in exchange  rates,  it could,  instead of purchasing a put option, write a call option on the relevant  currency.  If the expected  decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

     Similarly,  instead  of  purchasing  a call  option  to  hedge  against  an anticipated  increase  in the dollar  cost of  securities  to be  acquired,  the
Portfolio could write a put option on the relevant currency which, if rates move in the manner  projected,  will expire  unexercised  and allow the  Portfolio to hedge such  increased  cost up to the amount of the  premium.  As in the case of other types of options,  however,  the writing of a foreign currency option will constitute  only a partial  hedge up to the amount of the  premium,  and only if rates move in the expected direction.  If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego  all or a portion  of the  benefit  which  might  otherwise  have been obtained from favorable movements in exchange rates.

     The Portfolio intends to write covered call options on foreign  currencies.
A call option written on a foreign currency by the Portfolio is "covered" if the
Portfolio owns the  underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash  consideration (or for additional cash  consideration  held in a segregated account by the  custodian  bank) upon  conversion  or exchange of other  foreign currency held in its  portfolio.  A call option is also covered if the Portfolio has a call on the same foreign  currency and in the same principal amount as the call written  where the exercise  price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written

                                       10

if the  difference  is  maintained  by the  Portfolio in cash,  U.S.  government securities or other  high-grade  liquid debt securities in a segregated  account with its custodian bank.

     With  respect to writing put options,  at the time the put is written,  the
Portfolio will establish a segregated account with its custodian bank consisting of cash, U.S.  government  securities or other high-grade liquid debt securities in an amount equal in value to the amount the Portfolio  will be required to pay upon  exercise  of the put.  The  account  will be  maintained  until the put is exercised, has expired, or the Portfolio has purchased a closing put of the same series as the one previously written.

     In order to comply with the  securities  laws of one state,  the  Portfolio will not write put or call  options  if the  aggregate  value of the  securities underlying  the calls or obligations  underlying  the puts  determined as of the date the options are sold exceed 25% of the Portfolio's net assets. Should state laws change or the Trust receives a waiver of its application for the Portfolio, the Portfolio reserves the right to increase this percentage.

Options on Stock Indices
     A stock index assigns  relative values to the common stocks included in the index  with the index  fluctuating  with  changes  in the  market  values of the underlying common stock.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium received, to make delivery of this amount. Gain or loss to the Portfolio on  transactions  in stock index  options will depend on price  movements in the stock market  generally  (or in a particular  industry or segment of the market)
rather than price movements of individual securities.

     As with stock options, the Portfolio may offset its position in stock index options  prior to  expiration  by  entering  into a  closing  transaction  on an
Exchange or it may let the option expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
Standard and Poor's  500(R)  Composite  Stock Price Index ("S&P 500") or the New
York Stock  Exchange  Composite  Index,  or a narrower  market index such as the
Standard & Poor's 100 Index ("S&P  100").  Indices are also based on an industry or  market  segment  such as the AMEX  Oil and Gas  Index  or the  Computer  and
Business  Equipment  Index.  Options on stock  indices are  currently  traded on domestic  exchanges  such as: The Chicago Board Options  Exchange,  the New York
Stock Exchange and American Stock Exchange as well as on foreign exchanges.

     The  Portfolio's  ability  to hedge  effectively  all or a  portion  of its securities  through  transactions  in  options on stock  indices  depends on the degree to which price  movements in the  underlying  index  correlate with price movements in the Portfolio's portfolio securities.  Since the Portfolio will not duplicate  the  components  of an  index,  the  correlation  will not be  exact.
Consequently,  the  Portfolio  bears the risk that the prices of the  securities being hedged will not move in the same amount as the hedging  instrument.  It is also  possible  that there may be a negative  correlation  between  the index or other  securities  which would result in a loss on both such  securities and the hedging instrument.

     Positions  in stock  index  options  may be closed out only on an  Exchange which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions could have an adverse

                                       11

impact on the  Portfolio's  ability  effectively  to hedge its  securities.  The
Portfolio  will  enter  into an option  position  only if there  appears to be a liquid secondary market for such options.

     The Portfolio will not engage in  transactions  in options on stock indices for speculative purposes but only to protect  appreciation  attained and to take advantage of the liquidity available in the option markets.

Portfolio Loan Transactions
     The Portfolio may loan up to 25% of its assets to qualified  broker/dealers or  institutional  investors  for their  use  relating  to short  sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  1) each  transaction  must  have 100%
collateral  in the form of  cash,  short-term  U.S.  government  securities,  or irrevocable  letters of credit payable by banks acceptable to the Portfolio from the  borrower;  2) this  collateral  must be valued  daily and should the market value of the loaned securities  increase,  the borrower must furnish  additional collateral to the Portfolio; 3) the Portfolio must be able to terminate the loan after notice, at any time; 4) the Portfolio must receive reasonable  interest on any  loan,  and any  dividends,  interest  or  other  distributions  on the lent securities,  and any  increase in the market  value of such  securities;  5) the
Portfolio may pay reasonable  custodian fees in connection with the loan; and 6)
the voting rights on the lent securities may pass to the borrower;  however,  if the Board of  Trustees  of the Trust  knows  that a  material  event  will occur affecting an investment  loan,  they must either  terminate the loan in order to vote the proxy or enter into an  alternative  arrangement  with the  borrower to enable the trustees to vote the proxy.

     The major risk to which the Portfolio  would be exposed on a portfolio loan transaction  is the risk that the borrower  would go bankrupt at a time when the value of the security goes up.  Therefore,  the  Portfolio  will only enter into loan  arrangements  after a review of all pertinent facts by the Manager,  under the supervision of the Board of Trustees,  including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received  from such  loans  would  justify  the risk.  Creditworthiness  will be monitored on an ongoing basis by the Manager.

Real Estate Investment Trusts (REITs)
     The Portfolio's investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying  property owned by the REITs, while mortgage REITs may be affected by the quality of any credit  extended.  REITs are dependent on management  skills, are not diversified,  and are subject to the risks of financing projects.  REITs whose underlying assets include U.S.  long-term health care properties,  such as nursing,  retirement and assisted living homes,  may be impacted by U.S. federal regulations concerning the health care industry.

     REITs  (especially  mortgage  REITs)  are also  subject  to  interest  rate risks--when  interest rates decline,  the value of a REIT's  investment in fixed rate obligations can be expected to rise. Conversely,  when interest rates rise, the value of a REIT's  investment in fixed rate  obligations  can be expected to decline.  In contrast,  as interest rates on adjustable  rate mortgage loans are reset periodically,  yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates,  causing the value of such investments to fluctuate less  dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     REITs may have limited financial  resources,  may trade less frequently and in a  limited  volume,  and may be  subject  to more  abrupt  or  erratic  price movements than other securities.

Repurchase Agreements
     While the  Portfolio is permitted to do so, it normally  does not invest in repurchase agreements, except to invest cash balances.

                                       12

     The  funds  in  the  Delaware   Investments(R)  family  (each  a  "Delaware
Investments(R) Fund" and collectively, the "Delaware Investments(R) Funds") have obtained an  exemption  from the SEC (the  "Order")  from the  joint-transaction prohibitions  of  Section  17(d)  of the  1940  Act to  allow  certain  Delaware
Investments(R)  Funds jointly to invest cash balances.  The Portfolio may invest cash balances in a joint  repurchase  agreement in accordance  with the terms of the Order and subject generally to the conditions described below.

     A repurchase  agreement is a short-term  investment  by which the purchaser acquires  ownership of a debt security and the seller  agrees to repurchase  the obligation at a future time and set price,  thereby determining the yield during the purchaser's holding period.  Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Portfolio,  if any, would be the  difference  between  the  repurchase  price and the market  value of the security.  The Portfolio will limit its investments in repurchase  agreements to those which the Manager determines to present minimal credit risks and which are of high quality.  In addition,  the Portfolio  must have  collateral of at least
102% of the repurchase price,  including the portion  representing a Portfolio's yield under such agreements which is monitored on a daily basis.

Rule 144A Securities
     The Portfolio may invest in restricted  securities,  including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule
144A Securities")  under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

     Investing in Rule 144A  Securities  could have the effect of increasing the level of the Portfolio's  illiquidity to the extent that qualified institutional buyers become,  for a time,  uninterested in purchasing these securities.  After the  purchase of a Rule 144A  Security,  however,  the Board of Trustees and the
Manager will  continue to monitor the  liquidity of that security to ensure that the Portfolio has no more than 15% of its net assets in illiquid securities.

Short-Term Investments
     The short-term investments in which the Portfolio may invest include:

     (1) Time deposits,  certificates of deposit (including  marketable variable rate  certificates  of  deposit)  and  bankers'  acceptances  issued  by a  U.S.
commercial  bank.  Time  deposits are  non-negotiable  deposits  maintained in a banking  institution  for a specified  period of time at a stated interest rate.
Time  deposits  maturing  in more than seven days will not be  purchased  by the
Portfolio,  and time  deposits  maturing  from two business  days through  seven calendar  days  will  not  exceed  15%  of  the  net  assets  of  the  Portfolio
Certificates  of  deposit  are  negotiable  short-term   obligations  issued  by
commercial  banks against funds deposited in the issuing  institution.  Variable rate  certificates of deposit are  certificates of deposit on which the interest rate is  periodically  adjusted  prior to their  stated  maturity  based  upon a specified  market  rate.  A  bankers'  acceptance  is a time  draft  drawn  on a commercial  bank by a  borrower  usually  in  connection  with an  international commercial  transaction (to finance the import,  export,  transfer or storage of goods).

     The Portfolio will not invest in any security  issued by a commercial  bank unless:  (i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total  assets of at least $1 billion,  the  aggregate investment  made in any one such bank is limited to $100,000  and the  principal amount of such  investment is insured in full by the Federal  Deposit  Insurance
Corporation,  (ii) it is a member of the Federal Deposit Insurance  Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally recognized statistical rating organization;

     (2)  Commercial  paper  with the  highest  quality  rating by a  nationally recognized  statistical  rating  organization  (e.g.,  A-1 by S&P or  Prime-1 by
Moody's)  or,  if not so rated,  of  comparable  quality  as  determined  by the
Manager;

     (3) Short-term  corporate  obligations with the highest quality rating by a nationally  recognized  statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated,  of  comparable  quality as  determined  by the
Manager;

                                       13

     (4) U.S. government securities (see "U.S. Government Securities"); and

     (5) Repurchase agreements collateralized by securities listed above; and

U.S. Government Securities
     The U.S.  government  securities  in which the  Portfolio  may  invest  for
temporary  purposes  and  otherwise  (see  "Investment   Restrictions"  and  the
Prospectus for additional  information),  include a variety of securities  which are issued or guaranteed as to the payment of principal and interest by the U.S.
government,  and by  various  agencies  or  instrumentalities  which  have  been established or sponsored by the U.S. government.

     U.S.  Treasury  securities are backed by the "full faith and credit" of the
United  States.  Securities  issued or guaranteed  by federal  agencies and U.S.
government  sponsored  instrumentalities  may or may not be  backed  by the full faith and credit of the United  States.  In the case of securities not backed by the full faith and credit of the United  States,  investors  in such  securities look  principally to the agency or  instrumentality  issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United  States  itself in the event the agency or  instrumentality  does not meet its  commitment.  Agencies which are backed by the full faith and credit of the United States include the Export-Import  Bank, Farmers Home  Administration,
Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the GNMA,  are, in effect,  backed by the full faith and credit of the United
States through  provisions in their charters that they may make  "indefinite and unlimited"  drawings on the Treasury,  if needed to service its debt.  Debt from certain other  agencies and  instrumentalities,  including the Federal Home Loan
Bank and Federal National Mortgage Association (FNMA), are not guaranteed by the
United  States,  but  those  institutions  are  protected  by the  discretionary authority  for the U.S.  Treasury to purchase  only certain  limited  amounts of their securities to assist the  institutions in meeting their debt  obligations.
Finally,  other agencies and  instrumentalities,  such as the Farm Credit System and  the  Federal  Home  Loan  Mortgage  Corporation,  are  federally  chartered institutions under U.S.  government  supervision,  but their debt securities are backed  only  by the  creditworthiness  of  those  institutions,  not  the  U.S.
government.

     Some of the U.S.  government  agencies  that issue or guarantee  securities
include   the   Export-Import   Bank  of  the  United   States,   Farmers   Home
Administration,  Federal Housing Administration,  Maritime Administration, Small
Business Administration, and the Tennessee Valley Authority.

     An  instrumentality  of a U.S.  government  agency is a  government  agency organized under Federal charter with government  supervision.  Instrumentalities issuing or  guaranteeing  securities  include,  among others,  Federal Home Loan
Banks, the Federal Land Banks, Central Bank for Cooperatives,  Federal Immediate
Credit Banks and the FNMA.

Warrants
     The  Portfolio  may  purchase  warrants  and  similar  rights,   which  are
privileges  issued by  corporations  enabling  the  owners to  subscribe  to and purchase a specified  number of shares of the  corporation at a specified  price during a specified  period of time.  The purchase of warrants  involves the risk that the  Portfolio  could lose the purchase  value of a warrant if the right to subscribe  to  additional  shares  is  not  exercised  prior  to  the  warrant's expiration.  Also, the purchase of warrants involves the risk that the effective price  paid for the  warrant  added  to the  subscription  price of the  related security may exceed the value of the subscribed  security's market price such as when there is no movement in the level of the underlying security.

When-Issued and Delayed Delivery Securities
     The Portfolio may purchase  securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking  place in the  future  in order to  secure  what is  considered  to be an advantageous  yield or price at the  time of the  transaction.  Delivery  of and payment for these  securities may take as long as a month or more after the date of the purchase  commitment.  The  Portfolio  designates  cash or  securities in amounts  sufficient  to cover its  obligations,  and will  value the  designated assets  daily.  The  payment  obligation  and the  interest  rates  that will be received are each fixed at the time the Portfolio enters into the

                                       14

commitment and no interest accrues to the Portfolio until  settlement.  Thus, it is possible that the market value at the time of  settlement  could be higher or lower  than the  purchase  price if the  general  level of  interest  rates  has changed.

Zero Coupon and Pay-In-Kind Bonds
     Zero coupon bonds are debt  obligations  which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or pay value.  Pay-In-Kind  ("PIK") bonds pay interest through the issuance to holders of additional  securities.  Zero coupon bonds and PIK bonds are generally considered to be more  interest-sensitive than income bearing bonds, to be more speculative than interest-bearing  bonds and to have certain tax  consequences  which could,  under  certain  circumstances,  be adverse to the Portfolio.  Investments in zero coupon or PIK bonds would require the  Portfolio to accrue and  distribute  income not yet  received.  In order to generate  sufficient  cash to make these  distributions,  the  Portfolio  may be required  to sell  securities  in its  portfolio  that it  otherwise  might have continued to hold or to borrow. These rules could affect the amount,  timing and tax character of income distributed to you by the Portfolio.

Special Risk Considerations
     Foreign   Securities  Risks.  The  Portfolio  has  the  right  to  purchase securities  in any  developed,  underdeveloped  or emerging  country.  Investors should  consider  carefully  the  substantial  risks  involved in  investing  in securities  issued by companies and governments of foreign nations.  These risks are in addition to the usual risks  inherent in domestic  investments.  There is the possibility of  expropriation,  nationalization  or  confiscatory  taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign  nations,  foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign  government  securities,  political or social  instability or diplomatic developments  which could affect  investments  in securities of issuers in those nations.

     In  addition,  in many  countries,  there is  substantially  less  publicly available information about issuers than is available in reports about companies in the United States.  Foreign companies are not subject to uniform  accounting,
auditing  and  financial  reporting   standards,   and  auditing  practices  and
requirements  may  not be  comparable  to  those  applicable  to  United  States companies.  In  particular,  the assets and profits  appearing on the  financial statements  of a  developing  or  emerging  country  issuer may not  reflect its financial  position or results of  operations in the way they would be reflected had the financial statements been prepared in accordance with the United States'
generally  accepted  accounting  principles.  Also,  for an  issuer  that  keeps accounting records in local currency, inflation accounting rules may require for both tax and  accounting  purposes,  that  certain  assets  and  liabilities  be restated on the  issuer's  balance  sheet in order to express  items in terms of currency or constant  purchasing  power.  Inflation  accounting  may  indirectly generate  losses or  profits.  Consequently,  financial  data may be  materially affected by restatements  for inflation and may not accurately  reflect the real condition of those issuers and securities markets.

     Further,  the  Portfolio  may  encounter  difficulty or be unable to pursue legal  remedies and obtain  judgments  in foreign  courts.  Commission  rates on securities  transactions in foreign countries,  which are sometimes fixed rather than subject to negotiation  as in the United  States,  are likely to be higher.
Further, the settlement period of securities transactions in foreign markets may be  longer  than in  domestic  markets,  and may be  subject  to  administrative uncertainties.  In many foreign countries,  there is less government supervision and regulation of business and industry practices, stock exchanges,  brokers and listed  companies  than in the  United  States,  and  capital  requirements  for brokerage firms are generally lower. The foreign  securities  markets of many of the countries in which the Portfolio may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

     Emerging Markets Securities Risks.  Compared to the United States and other developed  countries,  emerging  countries may have volatile social  conditions, relatively unstable governments and political systems, economies based on only a few industries  and economic  structures  that are less diverse and mature,  and securities markets that trade a small number of securities,  which can result in a low or nonexistent volume of trading.  Prices

                                       15

in these securities markets tend to be volatile and, in the past,  securities in these countries have offered  greater  potential for gain (as well as loss) than securities of companies located in developed  countries.  Until recently,  there has been an absence of a capital market structure or market-oriented  economy in
certain  emerging   countries.   Further,   investments  and  opportunities  for
investments by foreign  investors are subject to a variety of national  policies and  restrictions in many emerging  countries.  These  restrictions may take the form of prior governmental approval,  limits on the amount or type of securities held by  foreigners,  limits on the types of companies in which  foreigners  may invest and prohibitions on foreign  investments in issuers or industries  deemed sensitive to national interests.  Additional  restrictions may be imposed at any time by these or other  countries  in which the  Portfolio  invests.  Also,  the repatriation  of  both  investment  income  and  capital  from  several  foreign countries is restricted and controlled under certain regulations,  including, in
some  cases,  the  need  for  certain  governmental  consents.   Although  these
restrictions  may in the  future  make it  undesirable  to  invest  in  emerging
countries,   the  Manager  does  not  believe  that  any  current   repatriation
restrictions  would affect its decision to invest in such  countries.  Countries such as those in which the  Portfolio may invest have  historically  experienced and may continue to experience,  substantial, and in some periods extremely high
rates  of  inflation  for  many  years,  high  interest  rates,   exchange  rate
fluctuations or currency  depreciation,  large amounts of external debt, balance of payments and trade  difficulties and extreme poverty and unemployment.  Other factors which may influence the ability or  willingness to service debt include, but are not limited to, a country's cash flow  situation,  the  availability  of sufficient  foreign  exchange on the date a payment is due, the relative size of its debt  service  burden to the  economy as a whole,  its  government's  policy towards the International  Monetary Fund, the World Bank and other international agencies  and the  political  constraints  to which a  government  debtor may be subject.

     Foreign  Government  Securities  Risks.  With respect to investment in debt
issues  of  foreign  governments,   the  ability  of  a  foreign  government  or
government-related  issuer to make timely and ultimate  payments on its external debt  obligations  will also be strongly  influenced by the issuer's  balance of payments,  including export performance, its access to international credits and investments,  fluctuations  in  interest  rates and the  extent  of its  foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international  prices of these  commodities or imports.  To the extent that a country receives  payment for its exports in currencies other than dollars,  its ability  to make  debt  payments  denominated  in  dollars  could  be  adversely affected. If a foreign government or  government-related  issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks
and  multilateral   organizations,   and  inflows  of  foreign  investment.  The
commitment on the part of these foreign governments,  multilateral organizations and others to make such  disbursements  may be conditioned  on the  government's implementation  of economic  reforms and/or economic  performance and the timely service of its  obligations.  Failure to implement  such  reforms,  achieve such levels of economic  performance  or repay  principal  or  interest  when due may curtail the  willingness of such third parties to lend funds,  which may further impair the  issuer's  ability or  willingness  to service  its debts in a timely manner.  The cost of servicing  external  debt will also  generally be adversely affected by rising  international  interest  rates  because many  external  debt obligations  bear interest at rates which are adjusted based upon  international interest  rates.  The ability to service  external  debt will also depend on the level of the  relevant  government's  international  currency  reserves  and its access to foreign  exchange.  Currency  devaluations may affect the ability of a government issuer to obtain sufficient  foreign exchange to service its external debt.

     As a result of the foregoing,  a foreign governmental issuer may default on its  obligations.  If such a default  occurs,  the  Portfolio  may have  limited effective legal recourse against the issuer and/or guarantor.  Remedies must, in some cases,  be pursued in the courts of the  defaulting  party itself,  and the ability  of  the  holder  of  foreign  government  and  government-related  debt securities  to obtain  recourse may be subject to the  political  climate in the relevant  country.  In addition,  no assurance  can be given that the holders of commercial  bank debt will not contest  payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

     Risks Related to Additional Investment Techniques.  With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities  involved is generally not possible since the future value of such  securities in foreign  currencies will change as a consequence of market movements in

                                       16

the value of those  securities  between the date the forward contract is entered into and the date it matures.  The projection of short-term currency strategy is highly uncertain.

     It is  impossible  to forecast the market value of portfolio  securities at the  expiration  of the  contract.  Accordingly,  it may be  necessary  for  the
Portfolio to purchase  additional  foreign currency on the spot market (and bear the expense of such  purchase)  if the market value of the security is less than the amount of foreign  currency the  Portfolio is obligated to deliver (and if a decision  is made  to  sell  the  security  and  make  delivery  of the  foreign currency).  Conversely,  it may be  necessary to sell on the spot market some of the foreign  currency  received upon the sale of the  portfolio  security if its market value  exceeds the amount of foreign  currency the Portfolio is obligated to deliver.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The  Portfolio  has  adopted  a  policy  generally   prohibiting  providing
portfolio  holdings   information  to  any  person  until  after  the  Portfolio disseminates  its monthly  statement to  shareholders.  We provide a list of the
Portfolio's holdings on the shareholder's monthly statement, and then afterwards portfolio holdings  information will be made available to the public who can get such information via phone by calling 800 231-8002.

     Other entities,  including  institutional investors and intermediaries that distribute the Portfolio's  shares,  are generally treated similarly and are not provided with a  Portfolios'  holdings  information  in advance of when they are generally available to the public.  Third-party service providers and affiliated persons of the Portfolio are provided with the Portfolio's  holdings only to the extent necessary to perform services under agreements relating to the Portfolio.

     Third-party  rating  agencies and  consultants  who have signed  agreements
("Non-Disclosure  Agreements")  with the  Portfolio  or the  Manager may receive
portfolio   holdings   information   more  quickly  than  described  above.  The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the information or trading on the information  (either in Portfolio shares or in shares of the Portfolio's securities holdings). In addition, the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither the Portfolio,  the Manager nor any affiliate receives any compensation or consideration with respect to these agreements.

     To protect  shareholders'  interests  and to avoid  conflicts  of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Portfolio's Chief Compliance Officer prior to such use.

     The  Portfolio's  Board of Trustees  will be  notified  of any  substantial changes to the  foregoing  procedures.  The  Portfolio's  Board of Trustees also receives  an annual  report  from the Trust's  Chief  Compliance  Officer on the adequacy of the Trust's compliance with these procedures.

                                       17

                             MANAGEMENT OF THE TRUST

Officers and Trustees

     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware  Investments(R) Funds. As of the date of this Part B, the Trust's  officers  and  Trustees  did not own any shares of any
Class of the Portfolio because no shares of the Portfolio were outstanding.  The
Trust's  Trustees and principal  officers are noted below along with their dates of birth and their  business  experience  for the past five years.  The Trustees serve for indefinite terms until their resignation, death or removal.

-------------- ----------------- --------------- ----------------- ------------ ---------------
                                                                    Number of
                                                                    Portfolios
                                                                     in Fund        Other
                                                                     Complex       Director-
                                                                     Overseen       ships
                                                   Principal           by          Held by
Name,            Position(s)                      Occupation(s)      Trustee/       Trustee/
Address and     Held with the      Length of      During Past 5      Director     Director or
Birthdate           Trust         Time Served         Years         or Officer      Officer
-------------- ----------------- --------------- ----------------- ------------ ---------------
Interested Trustees
-------------- ----------------- --------------- ----------------- ------------ ---------------
Patrick P.        Chairman,       Chairman and     Mr. Coyne has       84            None
Coyne(2)          President,     Trustee since      served in
2005 Market     Chief Executive     August 16,        various
Street           Officer and          2006          executive
Philadelphia,      Trustee                        capacities at
PA 19103                         President and    different times
                                     Chief         at Delaware
April 14,                          Executive      Investments(1)
1963                             Officer since
                                 August 1, 2006
-------------- ----------------- --------------- ----------------- ------------ ---------------
Independent Trustees
-------------- ----------------- --------------- ----------------- ------------ ---------------
Thomas L.          Trustee        Since March        Private           84            None
Bennett                             23, 2005        Investor -
2005 Market                                       (March 2004 -
Street                                               Present)
Philadelphia,
PA 19103                                            Investment
                                                    Manager -
October 4,                                        Morgan Stanley
1947                                                  & Co.
                                                 (January 1984 -
                                                   March 2004)

-------------- ----------------- --------------- ----------------- ------------ ---------------
John A. Fry        Trustee          4 Years        President -         84         Director -
2005 Market                                         Franklin &                    Community
Street                                           Marshall College               Health Systems
Philadelphia,                                      (June 2002 -
PA 19103                                             Present)

May 28, 1960                                      Executive Vice
                                                   President -
                                                  University of
                                                   Pennsylvania
                                                  (April 1995 -
                                                    June 2002)

-------------- ----------------- --------------- ----------------- ------------ ---------------
Anthony D.         Trustee          12 Years     Founder/Managing      84            None
Knerr                                               Director -
2005 Market                                      Anthony Knerr &
Street                                              Associates
Philadelphia,                                       (Strategic
PA 19103                                           Consulting)
                                                     (1990 -
December 7,                                          Present)
1938

-------------- ----------------- --------------- ----------------- ------------ ---------------
Lucinda S.         Trustee        Since March         Chief            84            None
Landreth                            23, 2005        Investment
2005 Market                                         Officer -
Street                                            Assurant, Inc.
Philadelphia,                                      (Insurance)
PA 19103                                          (2002 - 2004)

June 24, 1947
-------------- ----------------- --------------- ----------------- ------------ ---------------
Ann R. Leven       Trustee          16 Years     Treasurer/Chief       84        Director and
2005 Market                                       Fiscal Officer                    Audit
Street                                             -- National                    Committee
Philadelphia,                                     Gallery of Art                Chairperson -
PA 19103                                          (1994 - 1999)                  Andy Warhol
                                                                                  Foundation
November 1,
1940                                                                             Director and
                                                                                    Audit
                                                                                  Committee
                                                                                   Member -
                                                                                Systemax Inc.
-------------- ----------------- --------------- ----------------- ------------ ---------------

                                       18

-------------- ----------------- --------------- ----------------- ------------ ---------------
                                                                    Number of
                                                                    Portfolios
                                                                     in Fund        Other
                                                                     Complex       Director-
                                                                     Overseen       ships
                                                   Principal           by          Held by
Name,            Position(s)                      Occupation(s)      Trustee/       Trustee/
Address and     Held with the      Length of      During Past 5      Director     Director or
Birthdate           Trust         Time Served         Years         or Officer      Officer
-------------- ----------------- --------------- ----------------- ------------ ---------------
Interested Trustees
-------------- ----------------- --------------- ----------------- ------------ ---------------
Thomas F.          Trustee          11 Years     President/Chief       84         Director -
Madison                                             Executive                   Banner Health
2005 Market                                       Officer - MLM
Street                                            Partners, Inc.                  Director -
Philadelphia,                                    (Small Business                 CenterPoint
PA 19103                                           Investing &                      Energy
                                                   Consulting)
February 25,                                     (January 1993 -                 Director and
1936                                                 Present)                       Audit
                                                                                  Committee
                                                                                   Member -
                                                                                Digital River
                                                                                     Inc.

                                                                                 Director and
                                                                                    Audit
                                                                                  Committee
                                                                                   Member -
                                                                                    Rimage
                                                                                 Corporation

                                                                                  Director -
                                                                                   Valmont
                                                                                 Industries,
                                                                                     Inc.

-------------- ----------------- --------------- ----------------- ------------ ---------------
Janet L.           Trustee          6 Years       Vice President       84            None
Yeomans                                          (January 2003 -
2005 Market                                          Present)
Street                                            and Treasurer
Philadelphia,                                    (January 2006 -
PA 19103                                             Present)
                                                  3M Corporation
July 31, 1948
                                                 Ms. Yeomans has
                                                   held various
                                                    management
                                                 positions at 3M
                                                   Corporation
                                                   since 1983.

-------------- ----------------- --------------- ----------------- ------------ ---------------
J. Richard         Trustee        Since March       Founder -          84        Director and
Zecher                              23, 2005         Investor                       Audit
2005 Market                                         Analytics                     Committee
Street                                                (Risk                        Member -
Philadelphia,                                      Management)                     Investor
PA 19103                                           (May 1999 -                    Analytics
                                                     Present)
July 3, 1940                                                                     Director and
                                                                                    Audit
                                                                                  Committee
                                                                                   Member -
                                                                                Oxigene, Inc.
-------------- ----------------- --------------- ----------------- ------------ ---------------

                                       19

--------------- ------------------ ---------------- --------------------- ------------ ---------------
                                                                           Number of
                                                                           Portfolios
                                                                            in Fund        Other
                                                                            Complex       Director-
                                                                           Overseen       ships
                                                         Principal            by          Held by
Name,              Position(s)                          Occupation(s)      Trustee/       Trustee/
Address and       Held with the       Length of         During Past 5       Director     Director or
Birthdate             Trust          Time Served            Years          or Officer      Officer
--------------- ------------------ ---------------- --------------------- ------------ ---------------
Officers
--------------- ------------------ ---------------- --------------------- ------------ ---------------
David F.         Vice President,   Vice President      Mr. Connor has          84         None(3)
Connor           Deputy General         since          served as Vice
2005 Market        Counsel and      September 21,      President and
Street              Secretary         2000 and         Deputy General
Philadelphia,                         Secretary      Counsel at Delaware
PA 19103                            since October    Investments since
                                      25, 2005              2000
December 2,
1963

--------------- ------------------ ---------------- --------------------- ------------ ---------------
David P.           Senior Vice       Senior Vice      Mr. O'Connor has         84         None(3)
O'Connor           President,        President,      served in various
2005 Market      General Counsel       General      executive and legal
Street           and Chief Legal     Counsel and       capacities at
Philadelphia,        Officer         Chief Legal     different times at
PA 19103                            Officer since   Delaware Investments
                                     October 25,
February 21,                            2005
1966
--------------- ------------------ ---------------- --------------------- ------------ ---------------
John J.            Senior Vice        Treasurer       Mr. O'Connor has         84         None(3)
O'Connor          President and    since February    served in various
2005 Market         Treasurer         17, 2005           executive
Street                                                 capacities at
Philadelphia,                                        different times at
PA 19103                                            Delaware Investments

June 16, 1957

--------------- ------------------ ---------------- --------------------- ------------ ---------------
Richard Salus    Chief Financial        Chief          Mr. Salus has           84         None(3)
2005 Market          Officer          Financial      served in various
Street                              Officer since        executive
Philadelphia,                        November 1,       capacities at
PA 19103                                2006         different times at
                                                    Delaware Investments
October 4,
1963

--------------- ------------------ ---------------- --------------------- ------------ ---------------

(1)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,  including  the  Trust's  Manager, principal underwriter and transfer agent.

(2)  Mr. Coyne is  considered  to be an  "Interested  Trustee"  because he is an executive officer of the Trust's Manager.

(3)  Messrs. Connor, David P. O'Connor, John J. O'Connor and Salus also serve in similar  capacities for the six portfolios of the Optimum Fund Trust, which have the same  Manager,  principal  underwriter  and transfer  agent as the
     Trust.  Mr. John J. O'Connor also serves in a similar  capacity for Lincoln
     Variable Insurance Products Trust, which has the same investment manager as the Trust.
--------------------------------------------------------------------------------

     The  following  table shows each  Trustee's  ownership  of the  Portfolio's shares,  if any,  and of all  Delaware  Investments(R)  Funds as of December 31,
2005.

--------------------- -------------------- -------------------------------------------
                                               Aggregate Dollar Range of Equity
                        Dollar Range of       Securities in All Registered Investment
                       Equity Securities    Companies Overseen by Trustee in Family
Name                    in the Portfolio              of Investment Companies
--------------------- -------------------- -------------------------------------------
Thomas L. Bennett             None                            None
--------------------- -------------------- -------------------------------------------
Patrick P. Coyne              None                       Over $100,000
--------------------- -------------------- -------------------------------------------
John A. Fry(1)                None                       Over $100,000
--------------------- -------------------- -------------------------------------------
Anthony D. Knerr              None                     $10,001 - $50,000
--------------------- -------------------- -------------------------------------------
Lucinda S. Landreth           None                        $1 - $10,000
--------------------- -------------------- -------------------------------------------
Ann R. Leven                  None                       Over $100,000
--------------------- -------------------- -------------------------------------------
Thomas F. Madison             None                     $10,001 - $50,000
--------------------- -------------------- -------------------------------------------
Janet L. Yeomans              None                    $50,0001 - $100,000
--------------------- -------------------- -------------------------------------------
J. Richard Zecher             None                            None
--------------------- -------------------- -------------------------------------------

                                       20

(1)  As of December  31,  2005,  John A. Fry held assets in a 529 Plan  account.
     Under the terms of the Plan,  a portion of the assets  held in the Plan may be  invested in the Funds.  Mr. Fry held no shares of the Funds  outside of the Plan as of December 31, 2005.

     The following  table describes the aggregate  compensation  received by the
Trustees  from the Trust and the total  compensation  received from all Delaware
Investments(R) Funds for which he or she serves as a Trustee or Director for the fiscal year ended  October  31,  2006 and an  estimate of annual  benefits to be
received  upon  retirement   under  the  Delaware  Group   Retirement  Plan  for
Trustees/Directors  as of October 31,  2006.  Only the Trustees of the Trust who
are not  "interested  persons"  as  defined  by the 1940  Act (the  "Independent
Trustees") receive compensation from the Portfolio.

--------------------- ---------------- --------------------- ------------------ ---------------------
                                                                                 Total Compensation
                                            Pension or                          from the Investment
                          Aggregate    Retirement Benefits    Estimated Annual      Companies in
                        Compensation    Accrued as Part of     Benefits Upon          Delaware
Trustee(1)             from the Trust     Fund Expenses          Retirement        Investments(2)
--------------------- ---------------- --------------------- ------------------ ---------------------
Thomas L. Bennett          $31,112             None               $84,000             $157,500
--------------------- ---------------- --------------------- ------------------ ---------------------
John A. Fry                $32,466             None               $84,000             $164,475
--------------------- ---------------- --------------------- ------------------ ---------------------
Anthony D. Knerr           $29,811             None               $84,000             $151,100
--------------------- ---------------- --------------------- ------------------ ---------------------
Lucinda S. Landreth        $29,811             None               $84,000             $151,000
--------------------- ---------------- --------------------- ------------------ ---------------------
Ann R. Leven               $37,348             None               $84,000             $189,400
--------------------- ---------------- --------------------- ------------------ ---------------------
Thomas F. Madison          $34,307             None               $84,000             $173,750
--------------------- ---------------- --------------------- ------------------ ---------------------
Janet L. Yeomans           $31,112             None               $84,000             $157,500
--------------------- ---------------- --------------------- ------------------ ---------------------
J. Richard Zecher          $30,621             None               $84,000             $155,000
----------------------------------------------------------------------------------------------------

(1)  Under  the  terms  of  the  Delaware   Investments   Retirement   Plan  for
     Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her  retirement  from the  Boards,  has  attained  the age of 70 and served on the Boards for at least five  continuous  years,  is  entitled to
     receive   payments   from  each   investment   company   in  the   Delaware
     Investments(R)  family for which he or she serves as Trustee/Director for a period  equal to the lesser of the number of years that such person  served as a Trustee/Director or the remainder of such person's life. The amount of such  payments  will be equal,  on an annual  basis,  to the  amount of the annual  retainer  that  is paid to  Trustees/Directors  of each  investment
     company  at  the  time  of  such  person's   retirement.   If  an  eligible
     Trustee/Director retired as of August 31, 2006, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware  Investments(R)  family for which  he or she  serves  as a  Trustee/Director,  based on the  number  of investment companies in the Delaware Investments(R) family as of that date.

(2)  Each  Independent   Trustee/Director  currently  receives  a  total  annual
     retainer  fee of $84,000  for  serving as a  Trustee/  Director  for all 30 investment companies in the Delaware Investments(R) family, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from  all  investment  companies  in the  complex.  Members  of  the  Audit
     Committee,   Nominating   Committee  and  Investments   Committee   receive
     additional  compensation  of  $2,500  for  each  meeting.  Members  of  the
     Corporate  Governance  Committee receive additional  compensation of $1,700 for each meeting. In addition, the chairpersons of the Audit and Nominating and  Corporate  Governance  Committees  each receive an annual  retainer of
     $15,000.   The  chairperson  of  the  Investments   Committee  receives  an
     additional retainer of $10,000. The  Lead/Coordinating  Trustee/Director of
     the  Delaware   Investments(R) Funds receives  an  additional  retainer  of
     $35,000.

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent Trustees:

                                       21

Thomas F. Madison,  Chairman;  Thomas L. Bennett; Jan L. Yeomans; and J. Richard
Zecher.  The Audit  Committee held seven meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the  Board of  Trustees  only in the event  that  there is a vacancy  on the  Board.  Shareholders  who wish to  submit  recommendations  for nominations to the Board to fill a vacancy must submit their  recommendations in writing to the  Nominating  and  Corporate  Governance  Committee,  c/o Delaware
Investments  Funds at 2005  Market  Street,  Philadelphia,  Pennsylvania  19103.
Shareholders  should  include  appropriate  information  on the  background  and qualifications  of any  person  recommended  (e.g.,  a  resume),  as well as the candidate's  contact  information  and a written  consent from the  candidate to serve if nominated and elected.  Shareholder  recommendations for nominations to the Board will be accepted on an ongoing basis and such  recommendations will be kept on file  for  consideration  when  there is a  vacancy  on the  Board.  The committee  consists of the following  four  Independent  Trustees:  John A. Fry,
Chairman;  Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio).
The committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held four meetings during the Trust's last fiscal year.

     Investments  Committee:  The primary purposes of the Investments  Committee are to: (i) assist the Board at its request in its  oversight of the  investment advisory  services  provided  to the  Portfolio  by the  Manager  as well as any sub-advisers;  (ii) review all proposed advisory and sub-advisory agreements for new  Portfolios or proposed  amendments to existing  agreements and to recommend what action the full Board and the independent directors/trustees take regarding the approval of all such  proposed  arrangements;  and (iii) review from time to time  reports  supplied  by the Manager  regarding  investment  performance  and expenses and suggest changes to such reports. The Investments Committee consists of the following four Independent Trustees: Thomas L. Bennett, Chairman; Lucinda
S. Landreth,  Jan L. Yeomans;  and J. Richard Zecher. The Investments  Committee
was  established  on October 25, 2006.  The  Investments  Committee did not meet during the Trust's last fiscal year.

Code of Ethics
     The Trust and the Manager have adopted Codes of Ethics in  compliance  with the  requirements  of Rule  17j-1  under the 1940  Act,  which  govern  personal securities transactions. Under the Codes of Ethics, persons subject to the Codes
are  permitted  to  engage  in  personal  securities   transactions,   including
securities  that  may be  purchased  or held by the  Portfolio,  subject  to the requirements  set  forth in Rule  17j-1  under  the 1940 Act and  certain  other procedures set forth in the applicable  Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Trust has  formally  delegated  to the Manager the  responsibility  for making all proxy voting  decisions in relation to portfolio  securities  held by the Portfolio.  If and when proxies need to be voted on behalf of the Portfolio, the Manager  will vote such proxies  pursuant to its Proxy  Voting  Policies and
Procedures  (the  "Procedures").  The Manager  has  established  a Proxy  Voting
Committee (the  "Committee"),  which is responsible for overseeing the Manager's proxy voting process for the Portfolio.  One of the main responsibilities of the
Committee is to review and approve the  Procedures to ensure that the Procedures are  designed to allow the Manager to vote proxies in a manner  consistent  with the goal of voting in the best interests of the Portfolio.

     In order to facilitate the actual process of voting proxies,  the Portfolio has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements on behalf of the  Portfolio and vote proxies  generally in accordance with the  Procedures.  The Committee is responsible  for overseeing  ISS's proxy voting activities.  If a proxy has been voted for the Portfolio, ISS will create a record of the vote. Information (if any) regarding how the

                                       22

Portfolio  voted  proxies  relating  to  portfolio  securities  during  the most recently  reported 12-month period ended June 30 is available without charge (i)
through  the Trust's  Web site at  www.delawareinvestments.com;  and (ii) on the
SEC's website at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Portfolio.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote proxies on behalf of the Portfolio.  Some examples of the Guidelines are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to management  compensation  plans are determined on a case-by-case basis;  and (vii)  generally  vote for  reports on the level of  greenhouse  gas emissions from the company's operations and products.

     Because the Trust has delegated  proxy voting to the Manager,  the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore  does not have  procedures  regarding  this matter.  However,  the
Manager does have a section in its Procedures  that addresses the possibility of conflicts of interest.  Most proxies that the Manager  receives on behalf of the
Portfolio are voted by ISS in accordance with the Procedures. Because almost all
Portfolio proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary  for the Manager to make an actual  determination of how to vote a particular  proxy,  thereby  largely  eliminating  conflicts of interest for the Manager  during the proxy voting  process.  In the very limited instances  where the  Manager is  considering  voting a proxy  contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the
Manager.  If a member of the  Committee  has actual  knowledge  of a conflict of interest,  the Committee will normally use another independent third party to do
additional   research  on  the  particular  proxy  issue  in  order  to  make  a recommendation  to the Committee on how to vote the proxy in the best  interests of the Portfolio.  The Committee will then review the proxy voting materials and recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee  believes is  consistent  with the Procedures and in the best interests of the Portfolio.

                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes  investment  management  services  to the  Portfolio,  subject  to the supervision  and  direction of the Trust's  Board of Trustees.  The Manager also
provides   investment   management   services  to  all  of  the  other  Delaware
Investments(R) Funds. Affiliates  of the Manager  also manage  other  investment accounts.  While investment  decisions for the Portfolio are made  independently from those of the other funds and accounts,  investment decisions for such other funds and accounts may be made at the same time as investment  decisions for the
Portfolio.

     The  Manager  and  its   predecessors   have  been  managing  the  Delaware
Investments(R)  Funds since 1938. As of September 30, 2006,  the Manager and its affiliates within Delaware  Investments were managing in the aggregate in excess of $150  billion  in assets in  various  institutional  or  separately  managed, investment company and insurance  accounts.  The Manager is a series of Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. ("DMH"). DMH is an indirect subsidiary, and subject to the ultimate control, of Lincoln National Corporation ("Lincoln"). Lincoln, with headquarters in Philadelphia,  Pennsylvania,  is a diversified organization with operations  in  many  aspects  of the  financial  services  industry,

                                       23

including  insurance and  investment  management.  Delaware  Investments  is the marketing name for DMH and its subsidiaries.

     The Investment  Management  Agreement between the Portfolio and the Manager
("Investment Management Agreement") is dated January 9, 2007 and was approved by shareholders  on that date. The Investment  Management  Agreement has an initial term of two years and may be renewed  each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding  voting securities of the Portfolio, and only if the terms of the  Investment  Management  Agreement  and the renewal thereof have been approved by the vote of a majority of the Independent Trustees of the Trust who are not  parties  thereto  or  interested  persons  of any such party,  cast in person at a meeting  called  for the  purpose  of voting on such approval.  The Investment  Management Agreement is terminable without penalty on
60  days'  notice  by the  trustees  of the  Portfolio  or by the  Manager.  The
Investment Management Agreement will terminate automatically in the event of its assignment.

     As compensation for the services  rendered under the Investment  Management
Agreement,  the Portfolio  Manager is entitled to an advisory fee  calculated by applying a quarterly rate, based on the following annual percentage rate, to the
Portfolio's average daily net assets for the quarter.

--------------------------------------------- --------------------------------------------
Portfolio                                     Management Fee Rate (annual rate as a
                                              percentage of average daily net assets)
--------------------------------------------- --------------------------------------------
The Global Real Estate Securities Portfolio   0.99% on the first $100 million;
--------------------------------------------- --------------------------------------------
                                              0.90% on the next $150 million;
--------------------------------------------- --------------------------------------------
                                              0.80% on assets in excess of $250 million
--------------------------------------------- --------------------------------------------

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreement and the Distributor under the Distribution  Agreement,  the
Portfolio  is  responsible  for  all of its own  expenses.  Among  others,  such expenses include the Portfolio's  proportionate share of certain  administrative expenses;  investment management fees; transfer and dividend disbursing fees and costs;  accounting  services;  custodian expenses;  federal and state securities registration  fees;  proxy costs;  and the costs of preparing  prospectuses  and reports sent to shareholders.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street,  Philadelphia,  PA 19103, serves as the national distributor for Trust's shares under a Distribution  Agreement dated January 9, 2007. The Distributor is an  affiliate  of the  Manager  and  bears  all of the  costs of  promotion  and distribution,  except for  payments by Class P Shares under its Rule 12b-1 Plan.
The Distributor is an indirect  subsidiary of DMH, and,  therefore,  of Lincoln.
The  Distributor  has  agreed  to use its best  efforts  to sell  shares  of the
Portfolio.  See the  applicable  Prospectus  for  information  on how to invest.
Shares of the Portfolio are offered on a continuous basis by the Distributor and may be purchased through  authorized  investment dealers with respect to Class P
Shares,  and directly by contacting the Distributor or the Trust with respect to
Original Class Shares. The Distributor also serves as a national distributor for the other Delaware  Investments(R) Funds. The Board of Trustees annually reviews fees paid to the Distributor.

Transfer Agent
     Delaware  Service  Company,  Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as shareholder servicing, dividend disbursing and transfer agent ("Transfer Agent")
pursuant  to a  Shareholders  Services  Agreement  dated  January 9,  2007.  The
Transfer Agent is an indirect subsidiary of DMH and, therefore,  of Lincoln. The
Transfer Agent acts as shareholder  servicing,  dividend disbursing and transfer agent for other Delaware Investments(R) Funds.  The Transfer Agent is paid a fee by the  Portfolio  for  providing  these  services  consisting  of an annual per account charge of $22.85 on Class P shares only for each open and closed account on their records and each account held on a sub-accounting  system maintained by firms that hold accounts on an omnibus basis.

                                       24

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  Shareholder  and Retirement  Accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the Independent Trustees.

     Delaware  Services  Company,  Inc.  provides  accounting  services  to  the
Portfolio  pursuant to a separate  Fund  Accounting  Agreement.  Those  services include  performing all functions related to calculating the Portfolio's NAV and providing all financial  reporting services,  regulatory  compliance testing and other related accounting services. For its services,  Delaware Services Company,
Inc. is paid a fee of 0.04% of the total assets of all  Delaware  Investments(R)
Funds for which it provides such  accounting  services.  The fees are charged to the Portfolio and the other Delaware  Investments(R)  Funds, on an aggregate pro rata basis. The asset-based fee payable to Delaware  Services  Company,  Inc. is subject to a minimum fee calculation based on the type and number of classes per
Portfolio.

     The  Portfolio has  authorized  one or more brokers to accept on its behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption orders on the behalf of the Portfolio.  For purposes of pricing,  the
Portfolio will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.  Investors  may be charged a fee when  effecting  transactions  through a broker or agent.

Custodian
     Mellon Bank,  N.A.,  ("Mellon"),  One Mellon Center,  Pittsburgh,  PA 15258
serves as custodian to the Portfolio. As custodian,  Mellon maintains a separate account or accounts for the Portfolio;  receives,  holds and releases  portfolio securities on account of the Portfolio;  receives and disburses  money on behalf of the  Portfolio;  and  collects  and  receives  income and other  payments and distributions on account of the Portfolio's portfolio securities.

     With  respect  to  foreign  securities,   Mellon  makes  arrangements  with
sub-custodians  who were  approved by the Board of Trustees in  accordance  with
Rule 17f-5 of the 1940 Act. When selecting foreign sub-custodians,  the Trustees consider a number of factors, including, but not limited to, the reliability and financial  stability  of the  institution,  the  ability of the  institution  to provide  efficiently the custodial services required for the Portfolio,  and the reputation of the institutions in the particular country or region.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

                               PORTFOLIO MANAGERS

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which each  portfolio  manager is  primarily  responsible  as of January 10,
2007.

                                                                  No. of        Total Assets in
                                                               Accounts with     Accounts with
                               No. of       Total Assets        Performance-      Performance-
                               Accounts        Managed          Based Fees        Based Fees
Damon J. Andres
    Registered Investment          6         $2.5 billion           --                 --
    Companies
    Other Pooled Investment       --              --                --                 --
    Vehicles

                                       25

                                                                  No. of        Total Assets in
                                                               Accounts with     Accounts with
                               No. of       Total Assets        Performance-      Performance-
                               Accounts        Managed          Based Fees        Based Fees
    Other Accounts                 3        $108.0 million          --                 --

Babak (Bob) Zenouzi
    Registered Investment          6         $2.5 billion           --                 --
    Companies
    Other Pooled Investment       --              --                --                 --
    Vehicles
    Other Accounts                 3        $108.0 million          --                 --

Description of Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other accounts similar to those provided to the Portfolio and the investment action for each account and  Portfolio  may differ.  For example,  an account or
Portfolio may be selling a security,  while another  account or Portfolio may be purchasing or holding the same security. As a result,  transactions executed for one  account  may  adversely  affect  the value of  securities  held by  another account.  Additionally,  the management of multiple  accounts and Portfolios may give rise to  potential  conflicts  of  interest,  as a portfolio  manager  must allocate  time and effort to  multiple  accounts  and  Portfolios.  A  portfolio manager may  discover an  investment  opportunity  that may be suitable for more than one  account or  Portfolio.  The  investment  opportunity  may be  limited, however, so that all accounts for which the investment would be suitable may not be able to participate.  The Manager has adopted procedures designed to allocate investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio's manager's compensation consists of the following:

     Base Salary.  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus.  Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative  and qualitative  factors.  There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments  is first  determined  by  mathematical  equation  based on all  assets managed (including investment companies,  insurance product-related accounts and other  separate  accounts),  management  fees and  related  expenses  (including portfolio waiver expenses) for registered investment companies, pooled vehicles, and managed separate  accounts.  Generally,  80% of the bonus is  quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus
is  quantitatively   determined.  For  investment  companies,  each  manager  is compensated according to a Portfolio's Lipper peer group percentile ranking on a one-year and three-year basis,  equally weighted.  For managed separate accounts the portfolio  managers are  compensated  according to the composite  percentile ranking against the Frank Russell and Callan Associates  databases on a one-year and three-year basis, with three-year  performance more heavily weighted.  There is no objective  award for a portfolio that falls below the 50th percentile over the three-year  period.  There is a sliding scale for investment  companies that are ranked above the 50th percentile.  The remaining 20% portion of the bonus is discretionary  as  determined  by Delaware  Investments  and takes into  account subjective and objective factors, as determined by senior management.

     Deferred  Compensation.   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a

                                       26

designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits  participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or  "performance  shares," in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is  an  indirect  subsidiary  of  DMH  and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded from time to time by the  investment  manager in its full  discretion.  Option  awards may be based in part on  seniority.  The fair  market  value of the shares is  normally determined  as of each June 30 and December 31.  Shares issued upon the exercise of such  options  must be held for six months and one day,  after which time the shareholder  may put them back to the issuer or the  shares  may be called  back from the shareholder.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities - The Manager
     As of the date of this Part B, no shares of the Portfolio were  outstanding and the Portfolio's  portfolio  managers did not  beneficially own any shares of the Portfolio.

                         TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of the
Portfolio  for the purchase or sale of portfolio  securities on the basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who provide best execution for the Portfolio. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness  and  reliability  of execution,  the  confidentiality  and placement accorded the order and other factors  affecting the overall benefit  obtained by the account on the transaction. A number of trades are made on a net basis where the Portfolio  either buys securities  directly from the dealer or sells them to the dealer. In these instances,  there is no direct commission charged but there is a  spread  (the  difference  between  the buy and  sell  price)  which is the equivalent  of a  commission.  When a commission  is paid,  the  Portfolio  pays reasonable brokerage  commission rates based upon the professional  knowledge of the  Manager's  trading  department  as to rates paid and  charged  for  similar
transactions  throughout  the  securities  industry.  In  some  instances,   the
Portfolio pays a minimal share transaction cost when the transaction presents no difficulty.

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of

                                       27

investing  in,  purchasing  or  selling  securities,  and  the  availability  of securities or purchasers  or sellers of  securities;  furnishing of analyses and reports concerning issuers,  securities or industries;  providing information on economic  factors and  trends;  assisting  in  determining  portfolio  strategy;
providing  computer  software  and  hardware  used  in  security  analyses;  and providing portfolio performance  evaluation and technical market analyses.  Such
services   are  used  by  the  Manager  in   connection   with  its   investment
decision-making  process with respect to one or more funds and accounts  managed by it, and may not be used,  or used  exclusively,  with  respect to the fund or account generating the brokerage.

     As provided in the  Securities  Exchange Act of 1934,  as amended,  and the
Portfolio's Investment Management Agreement, higher commissions are permitted to be paid to  broker/dealers  who provide  brokerage and research services than to broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services provided.  Although transactions directed to broker/dealers who provide such brokerage and research  services may result in the Portfolio  paying higher
commissions,   the  Manager   believes  that  the   commissions   paid  to  such
broker/dealers are not, in general, higher than commission that would be paid to broker/dealers  not  providing  such  services  and that  such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  that  generate  commissions  or  their  equivalent  are allocated to broker/dealers  who provide daily portfolio pricing services to the
Portfolio and to other Delaware Investments(R) Funds. Subject to best execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain,  it is the opinion of the Manager and the Trust's Board of Trustees that the  advantages  of combined  orders  outweigh  the  possible  disadvantages  of separate transactions.

     Consistent with the National  Association of Securities Dealers,  Inc. (the
"NASD"),  and subject to seeking  best  execution,  the Manager may place orders with broker/dealers that have agreed to defray certain Portfolio expenses,  such as custodian fees.

     The Portfolio has been given the authority to  participate  in a commission recapture  program.  Under the program and subject to seeking best execution (as described in the first  paragraph in this  section),  the  Portfolio  may direct certain  security  trades to brokers  who have agreed to rebate a portion of the related  brokerage  commission  to the  Portfolio in cash.  Any such  commission rebates  will be included  in realized  gain on  securities  in the  appropriate financial  statements  of the  Portfolio.  The Manager and its  affiliates  have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission  recapture program  described above. In addition,  affiliates of the  administrator  act as consultants in helping  institutional clients choose investment advisors and may also  participate in other types of businesses and provide other services in the investment management industry.

                                       28

                                  CAPITAL STOCK

Capitalization
     The Trust has a present unlimited authorized number of shares of beneficial interest with no par value, issued in separate portfolios.  All shares are, when issued in  accordance  with the Trust's  prospectuses,  registration  statement, governing instruments and applicable law, fully paid and non-assessable.  Shares do not have  pre-emptive  rights.  While all shares have equal voting  rights on matters  affecting the Trust, each Portfolio would vote separately on any matter which affects only that  Portfolio.  Shares of each Portfolio have a priority in that Portfolio's  assets,  and in gains on and income from the portfolio of that
Portfolio.

     Each class of Portfolio  represents a proportionate  interest in the assets of the Portfolio,  and each has the same voting and other rights and preferences as the other classes of the Portfolio,  except that shares of Original Class may not vote on any matter that affects the  Portfolio's  Class P Distribution  Plan under Rule 12b-1. Similarly, as a general matter, shareholders of Class P Shares may vote only on matters  affecting  the Rule 12b-1 Plan that relates to Class P
Shares.  General Expenses of the Portfolio will be allocated on a pro-rata basis to the  classes  according  to asset size,  except that  expenses of the Plan of
Class P Shares will be allocated solely to that class.

                                PURCHASING SHARES

General Information
     The Trust  reserves  the right to suspend  sales of Portfolio  shares,  and reject any order for the purchase of a  Portfolio's  shares if in the opinion of management such rejection is in a Portfolio's best interest. The minimum initial investment  for a shareholder  is $1,000,000 in the aggregate for Original Class
Shares.  There are no minimums for subsequent  contributions  for Original Class
Shares in the Portfolio where the aggregate  minimum initial  investment for the
Trust has been satisfied.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
However,  purchases not involving the issuance of certificates  are confirmed to the investor and credited to the  shareholder's  account on the books maintained on behalf of the Trust. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued.

     Original Class Shares of the Portfolio are offered directly to institutions and  high  net-worth  individual  investors  at net  asset  value  with no sales commissions or 12b-1 charges. The only type of defined contribution plan that is permitted to become a new investor in Original  Class Shares of the Portfolio is a plan which  represents:  (i) that the  decision  to invest  plan  assets in or withdraw plan assets from the Portfolio will be made solely by a plan fiduciary, such as the plan's board,  without  direction from or consultation with any plan participant  and (ii) that the plan will make no more than 3  separate  purchase orders  during any given  calendar  quarter.  The  Original  Class Shares of the
Portfolio are not  primarily  designed for defined  contribution  plans that are participant-directed  or frequently  trade Portfolio  shares,  and therefore the
Portfolio requires the above  representations  from any new defined contribution plan investors.  We reserve the right to reject any purchase order made by a new defined contribution plan investor that does not meet the above  representations or that follows a pattern of market  timing as described in the  Prospectus  and this Part B. Defined  contribution  plans who do not qualify for Original  Class
Shares as  described  above may be eligible  to  purchase  Class P Shares of the
Portfolio as described below.

     Class P Shares of the Portfolio are available only to defined  contribution plans making at least a $5 million  initial  investment or having plan assets of at least  $100  million.  There  are no  minimums  for  subsequent  investments.
Investments  made  by  plan  participants  in  an   employer-sponsored   defined
contribution  plan will be made in accordance with directions  provided by or on behalf  of the  employer.  See  the  Class P  Prospectus  for  special  purchase procedures and requirements  that may be applicable to prospective  investors in
Class P Shares of the Portfolio.

                                       29

     Class P Shares are purchased at the NAV per share without the imposition of a front-end or contingent  deferred sales charge.  Class P Shares are subject to annual 12b-1 Plan expenses for the life of the investment. See "Plans Under Rule
12b-1" and "Determining Offering Price and Net Asset Value" below.

     The  Original  Class  Shares and Class P Shares  represent a  proportionate interest in Portfolio's assets and will receive a proportionate  interest in the
Portfolio's income,  before  application,  as to Class P Shares, of any expenses under the Portfolio's Rule 12b-1 Plans.

     In comparing  Original  Class Shares and Class P Shares,  investors  should consider the higher Rule 12b-1 Plan expenses on Class P Shares.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Portfolio  Classes,  the  Distributor and others will be paid,  and in the case of Class P Shares,  from the  proceeds  of the Rule 12b-1
Plan fees.  Financial  advisors may receive  different  compensation for selling
Class P Shares.

     Plans  under Rule 12b-1:  Pursuant  to Rule 12b-1  under the 1940 Act,  the
Trust has adopted a separate plan for the Class P Shares (the "Plan").  The Plan permits the Portfolio to pay for certain  distribution,  promotional and related expenses involved in the marketing of Class P Shares. The Plan does not apply to the  Original  Class  Shares.  Such shares are not included in  calculating  the
Plan's fees and the Plan is not used to assist in the distribution and marketing of shares of the Original  Class  Shares.  Shareholders  of the  Original  Class
Shares may not vote on matters affecting the Plan.

     The Plan permits the Portfolio,  pursuant to a Distribution  Agreement,  to pay out of the assets of Class P Shares monthly fees to the  Distributor for its services and expenses in distributing and promoting sales of such shares.  These expenses include, among other things, preparing and distributing advertisements,
sales   literature  and  prospectuses  and  reports  used  for  sales  purposes,
compensating  sales  and  marketing  personnel,   and  paying  distribution  and
maintenance  fees to  securities  brokers,  dealers  and  others  who enter into agreements with the  Distributor.  In connection with the promotion of shares of the Class P, the  Distributor  may,  from time to time,  pay to  participate  in dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses incurred in connection with pre-approved seminars,  conferences and advertising.
The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning Class P and increase sales of the Class.

     In addition,  the  Portfolio may make payments out of the assets of Class P
Shares directly to other unaffiliated  parties, such as banks, who either aid in the  distribution of shares of, or provide  services to, such classes.  The Plan expenses  relating  to Class P Shares are also used to pay the  Distributor  for advancing out of the  Distributor's  own assets the commission  costs to dealers with respect to the initial sale of such shares.

     The maximum  aggregate fee payable by the Portfolio under the Plan, and the related  Distribution  Agreement,  is on an annual  basis up to 0.25% of Class P
Shares'  average  daily net assets for the year of Class P Shares.  The  Trust's
Board of Trustees may reduce the amount payable under the Plan at any time.

     While  payments  pursuant to the Plans may not exceed the foregoing  amount with  respect  to the Class P Shares,  the Plan does not limit  fees to  amounts actually  expended  by  the  Distributor.  It is  therefore  possible  that  the
Distributor  may  realize  a  profit  in  any  particular  year.  However,   the
Distributor  currently expects that its distribution  expenses will likely equal or exceed payments to it under the Plan. The  Distributor  may,  however,  incur such additional  expenses and make  additional  payments to dealers from its own resources  to  promote  the  distribution  of shares of the Class P Shares.  The monthly fees paid to the Distributor under the Plan is subject to the review and approval  of the  Trust's  Independent  Trustees,  who may  reduce  the  fees or terminate the Plan at any time.

     All of the distribution  and service  expenses  incurred by the Distributor and others,  such as  broker/dealers,  in excess of the amount paid on behalf of
Class P Shares would be borne by such persons without any reimbursement from the
Class. Consistent with the requirements of Rule 12b-1(h) under the 1940 Act, and subject

                                       30

to seeking best price and  execution,  the Class may, from time to time,  buy or sell  portfolio  securities  from or to firms which receive  payments  under the
Plan.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The Plan and the Distribution  Agreement have been approved by the Board of
Trustees of the Trust, including a majority of the Independent Trustees who have no  direct  or  indirect  financial  interest  in the  Plan or the  Distribution
Agreement,  by vote cast in person at a meeting  duly  called for the purpose of voting  on the  Plan  and  such  Agreement.  Continuation  of the  Plan  and the
Distribution  Agreement,  as amended,  must be approved annually by the Board of
Trustees in the same manner, as specified below.

     Each year, the Board of Trustees must determine whether continuation of the
Plan is in the best interest of  shareholders of the Portfolio and that there is a reasonable  likelihood of the Plan providing a benefit to Class P Shares.  The
Plan and the Distribution  Agreement,  as amended, may be terminated at any time without penalty by a majority of the Independent  Trustees who have no direct or indirect financial interest in the Plan or the Distribution  Agreement,  or by a
majority vote of the outstanding  voting  securities of the Class P Shares.  Any amendment  materially  increasing the maximum  percentage payable under the Plan must  likewise  be  approved  by a  majority  vote  of  the  outstanding  voting securities  of the  Class  P  Shares,  as  well  as by a  majority  vote  of the
Independent  Trustees who have no direct or indirect  financial  interest in the
Plan or Distribution Agreement. Any other material amendment to the Plan must be approved  by a  majority  vote  of the  Trustees  including  a  majority  of the
Independent  Trustees who have no direct or indirect  financial  interest in the
Plan or  Distribution  Agreement.  In addition,  in order for the Plan to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are themselves  Independent  Trustees and who have no direct or indirect  financial interest in the Plan or Distribution  Agreement.  Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Trustees for their review.

                                      * * *

                 DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases and  redemptions  of Original Class and Class P Shares are effected at the offering price next calculated after receipt of the order by the Portfolio,  its agent or certain other authorized persons. See "Distributor"
under "Investment  Advisor and Other Service  Providers" above.  Selling dealers are responsible for transmitting orders promptly.

     The offering  price for Original  Class and Class P Shares  consists of the
NAV per share.  Offering  price and NAV are  computed as of the close of regular trading on the New York Stock  Exchange (the "NYSE"),  which is normally 4 p.m.,
Eastern Time, on days when the NYSE is open for business.  The NYSE is scheduled to be open Monday  through  Friday  throughout the year except for days when the following  holidays are  observed:  New Year's Day,  Martin  Luther King,  Jr.'s
Birthday,  Washington's Birthday,  Good Friday,  Memorial Day, Independence Day,
Labor Day,  Thanksgiving and Christmas.  When the NYSE is closed,  the Portfolio will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     Each Class will bear,  pro-rata,  all of the common  expenses of Portfolio.
The NAVs of all outstanding  shares of each Class will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the
Portfolio  represented  by the value of shares of that Class.  All income earned and expenses incurred by the Portfolio will be borne on a pro-rata basis by each outstanding  share of a Class,  based on each Class' percentage in the Portfolio represented  by the  value of shares of such  Classes,  except  that the Class P
Shares  alone will bear the 12b-1 Plan  expenses  payable  under its  respective
Plan.  Due to the specific  distribution  expenses and other costs that would be allocable to each Class,  the dividends  paid to each Class of the Portfolio may vary. However, the NAV per share of each Class is expected to be equivalent.

                                       31

     The NAV per share of the  Portfolio  is  determined  by dividing  the total market  value  of  the  Portfolio's  investments  and  other  assets,  less  any liabilities, by the total outstanding shares of the Portfolio. Securities listed on a U.S.  securities  exchange for which market  quotations  are  available are valued at the last quoted  sale price on the day the  valuation  is made.  Price information  on listed  securities is taken from the exchange where the security is primarily  traded.  Securities  listed on a foreign  exchange  are  generally valued at the last quoted  sale price at the close of the  exchange on which the security is primarily  traded or at the last quoted sales price available before the time when net assets are valued.  Unlisted  domestic  equity  securities are valued at the last  sale  price as of the  close of the  NYSE.  Domestic  equity securities traded  over-the-counter and domestic equity securities which are not traded on the  valuation  date are valued at the mean of the bid and asked price or at a price determined to represent fair value.

     U.S.  government  securities  are  priced  at the mean of the bid and asked price. Corporate bonds and other fixed-income securities are generally valued on the basis of prices  provided by a pricing service when such prices are believed to reflect the fair market value of such  securities.  NAV includes  interest on fixed-income  securities,  which is  accrued  daily.  The prices  provided  by a pricing  service are  determined  without  regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments  related to the specific  securities.  Securities not priced in this  manner  are valued at the most  recent  quoted  mean price or,  when stock exchange  valuations  are used,  at the latest  quoted  sale price on the day of valuation.  If there is no such reported sale, the latest quoted mean price will be used.  Securities with remaining  maturities of 60 days or less are valued at amortized  cost, if it  approximates  market value.  In the event that amortized cost does not approximate  market value,  market prices as determined above will be used.

     Exchange-traded  options are valued at the last reported sales price or, if no sales are  reported,  at the mean  between  the last  reported  bid and asked prices. Non-exchange traded options are also valued at the mean between the last reported  bid and asked  prices.  Futures  contracts  are valued at their  daily quoted  settlement  price. The value of other assets and securities for which no
quotations  are  readily  available   (including   restricted   securities)  are
determined in good faith at fair value using methods  determined by the Board of
Trustees, as applicable.

     The  securities  in which the Portfolio may invest from time to time may be listed  primarily  on  foreign  exchanges  which  trade on days when the NYSE is closed (such as holidays or Saturday). As a result, the NAV of the Portfolio may be  significantly  affected by such  trading on days when  shareholders  have no access to the Portfolio.

     For  purposes  of  calculating  NAV per share,  all assets and  liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean  between  the bid and ask prices of such  currencies  against  the U.S.
dollar  as  provided  by an  independent  pricing  service  or any  major  bank, including  Mellon.  Forward  foreign  currency  contracts are valued at the mean price of the contract.  Interpolated  values will be derived when the settlement date of the  contract  is on an  interim  period  for which  quotations  are not available.  Foreign securities and the prices of foreign securities  denominated in foreign  currencies are translated into U.S.  dollars at the mean between the bid and offer  quotations of such currencies  based on rates in effect as of the close of the London Stock Exchange.

                                   REDEMPTION

     The  Portfolio  may suspend  redemption  privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted  as  determined  by the SEC; (ii) during any period when an emergency exists  as  defined  by the  rules  of the SEC as a  result  of  which it is not reasonably  practicable for the Portfolio to dispose of securities  owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

     No charge is made by the  Portfolio  for  redemptions.  Payment  for shares redeemed or repurchased may be made either in cash or in-kind, or partly in cash and partly  in-kind.  If a redemption of shares is made in-kind,  the redemption reimbursement  fee  that is  otherwise  applicable  will  not be  assessed.  Any portfolio securities paid or distributed in-kind would be valued as described in
"Determining  Offering Price and Net Asset Value" above.  Subsequent sales by an investor  receiving  a  distribution  in-kind  could  result in the  payment  of brokerage

                                       32

commissions or other transaction costs.  Payment for shares redeemed  ordinarily will be made within three  business  days, but in no case later than seven days, after receipt of a redemption  request in good order. See "Redemption of Shares"
in the Trust's Prospectuses for more information.  Under certain  circumstances, eligible investors who have an existing investment counseling  relationship with an  affiliate  of the  Manager  will  not be  subject  to  the  Trust's  in-kind redemption  requirements  until  such  time as the  Trust  receives  appropriate regulatory  approvals  to  permit  such  redemptions  for  the  account  of such investors.

     The Trust has  elected  to be  governed  by Rule  18f-1  under the 1940 Act pursuant to which the Trust is obligated to redeem  shares  solely in cash up to the  lesser of  $250,000  or 1% of the NAV of the  Portfolio  during  any 90-day period for any one shareholder.

     The value of the  Portfolio's  investments  is subject to  changing  market prices.  Redemption  proceeds  may be more or less than the  shareholder's  cost depending  upon  the  market  value  of  the  Portfolio's  securities.  Thus,  a shareholder  redeeming  shares of the  Portfolio  may,  if such  shareholder  is subject to federal income tax, sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     The  Portfolio  also  reserves the right to refuse the purchase  side of an exchange  request by any person,  or group if, in the  Manager's  judgment,  the
Portfolio  would  be  unable  to  invest  effectively  in  accordance  with  its investment  objectives and policies, or would otherwise potentially be adversely affected.  A shareholder's  purchase exchanges may be restricted or refused if a
Portfolio  receives or anticipates  simultaneous  orders  affecting  significant portions of the Portfolio's  assets. In particular,  a pattern of exchanges that coincide  with a "market  timing"  strategy may be disruptive to a Portfolio and therefore may be refused.

Small Accounts
     Due to the relatively higher cost of maintaining small accounts,  the Trust reserves  the right to redeem  Portfolio  shares in any of its  accounts  at the then-current  NAV if as a result  of  redemption  or  transfer  a  shareholder's investment in the Portfolio has a value of less than $500,000.  However,  before the Trust  redeems  such shares and sends the proceeds to the  shareholder,  the shareholder  will be  notified  in  writing  that the value of the shares in the account  is less than  $500,000  and will be  allowed  90 days from that date of notice  to make an  additional  investment  to meet the  required  minimum.  Any redemption in an inactive  account  established  with a minimum  investment  may trigger mandatory redemption.

                                      * * *

     The Trust has available certain redemption  privileges,  as described below and in the related  Prospectus.  The Portfolio  reserves the right to suspend or terminate these expedited payment procedures at any time in the future.

Expedited Telephone Redemptions
     Shareholders  wishing to redeem shares for which certificates have not been issued may call the Trust at (800) 231-8002  prior to 4 p.m.,  Eastern time, and have the proceeds  mailed to them at the record  address.  Checks payable to the shareholder(s)  of record will normally be mailed three  business  days,  but no later than seven days, after receipt of the redemption request.

     In addition,  redemption proceeds can be transferred to your pre-designated bank account by wire or by check by calling the Trust, as described  above.  The
Telephone  Redemption  Option on the  Account  Registration  Form must have been elected  by the  shareholder  and filed  with the Trust  before  the  request is received.  Payment will be made by wire or check to the bank account  designated on the authorization form as follows:

     Payment By Wire:  Request that  Federal  Funds be wired to the bank account designated on the Account  Registration Form.  Redemption proceeds will normally be wired on the next business day following  receipt of the redemption  request.
There  is no  charge  for  this  service.  If  the  proceeds  are  wired  to the shareholder's  account  at a bank which is not a member of the  Federal  Reserve
System,  there  could  be a  delay  in the  crediting  of the  Portfolio  to the shareholder's bank account.

                                       33

     Payment by Check:  Request a check be mailed to the bank account designated on the Account  Registration Form.  Redemption  proceeds will normally be mailed three  business  days,  but no  later  than  seven  days,  from  the date of the telephone  request.  This  procedure  will take  longer than the Payment by Wire option (1 above)  because  of the  extra  time  necessary  for the  mailing  and clearing of the check after the bank  receives  it. If expedited  payment  under these procedures could adversely affect the Portfolio,  the Trust may take up to seven days to pay the shareholder.

     To reduce the risk of attempted  fraudulent use of the telephone redemption procedure,  payment will normally be made only to the bank account designated on the  Account  Registration  Form.  If a  shareholder  wishes to change  the bank account designated for such redemption, a written request in accordance with the instructions set forth in the Prospectus will be required.

Exchange Privilege
     Original  Class Shares of the  Portfolio may be exchanged for shares of any other Delaware  Pooled Trust Portfolio or for the  Institutional  classes of the other  Delaware  Investments(R)  Funds.  Class P Shares of the  Portfolio may be
exchanged for Class A shares of the other Delaware  Investments(R) Funds based on the respective  net asset values of the shares  involved.  In addition,  Class A shares  of other  Delaware  Investments(R)  Funds may be  exchanged  for Class P
Shares of the Portfolio,  subject to satisfying the Class P Shares'  eligibility requirements. An exchange would be considered a taxable event in instances where a shareholder is subject to tax.  Defined  contribution  plans are generally not subject to tax and participants in a defined contribution plan are generally not subject to tax until they make a withdrawal  from their plan  account.  Exchange requests  should  be  sent  to:  Delaware  Pooled  Trust,  2005  Market  Street,
Philadelphia, PA 19103-7094 Attn: Client Services.

     Any such exchange will be calculated on the basis of the respective NAVs of the shares involved and will be subject to the minimum  investment  requirements noted above.  There is no sales  commission or charge of any kind except for the special  purchase and  redemption  reimbursement  fees for  exchanges  involving shares  of The  Emerging  Markets  Portfolio.  See  "Exchange  Privilege"  under
"Shareholder  Services" in the related  Prospectus.  The shares of the Portfolio into which an exchange is made, if necessary, must be authorized for sale in the state in  which  the  investor  is  domiciled.  Before  making  an  exchange,  a shareholder  should  consider the  investment  objectives of the Portfolio to be purchased.

     Exchange  requests  may be made  either by mail,  facsimile  message  or by telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Trust for the account of the  shareholder and  the  registration  of the two  accounts  will be  identical.  Requests  for exchanges  received  prior to 4 p.m.,  Eastern time,  for the Portfolio  will be processed as of the close of business on the same day.  Requests  received after this time will be  processed on the next  business  day.  Exchanges  may also be subject to  limitations  as to amounts or frequency,  and to other  restrictions established  by the  Board of  Trustees,  as  applicable,  to  assure  that such exchanges do not disadvantage a Portfolio and its  shareholders.  Exchanges into and out of The Emerging Markets Portfolio,  The International  Equity Portfolio,
The Labor  Select  International  Equity  Portfolio,  The  Global  Fixed  Income
Portfolio and The  International  Fixed Income Portfolio shall be subject to the special purchase and redemption procedures identified in sections of the related
Prospectus under "Purchase of Shares" and "Redemption of Shares."

     For federal  income tax  purposes,  an  exchange  between  Portfolios  is a taxable event for shareholders subject to federal income tax, and,  accordingly, a gain or loss may be  realized.  The Trust  reserves  the right to  suspend  or terminate or amend the terms of the  exchange  privilege  upon 60 days'  written notice to client shareholders.

                                      * * *

     Neither the Trust,  the Portfolio nor any of the Portfolio's  affiliates is responsible  for any  losses  incurred  in acting  upon  investor  or  telephone instructions for purchase,  redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such transactions,  the Trust will  attempt to ensure  that  reasonable  procedures  are used to confirm  that instructions  communicated  are  genuine  (including  verification  of a form of personal  identification) as if it does not, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions.

                                       34

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions
     The Portfolio will normally make payments from net  investment  income on a quarterly basis. Payments from net realized securities profits of the Portfolio, if any, will be distributed  annually in the quarter  following the close of the fiscal year.

     Dividend  payments  of  $1.00  or less  will be  automatically  reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's  dividends  increase to greater than $1.00, the shareholder  would have to file a new election in order to begin receiving dividends in cash again.

     Any check in payment of  dividends or other  distributions  which cannot be delivered  by the United  States Post  Office or which  remains  uncashed  for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  net asset value and the  dividend  option may be changed from cash to reinvest.  The  Portfolio  may deduct from a  shareholder's  account the costs of the Portfolio's  effort to locate a shareholder if a shareholder's mail is returned by the U.S.  Post Office or the  Portfolio  is  otherwise  unable to locate the shareholder or verify the shareholder's mailing address.  These costs may  include  a  percentage  of the  account  when a search  company  charges  a percentage fee in exchange for their location services.

     Each class of shares of the  Portfolio  will share  proportionately  in the investment income and expenses of the Portfolio.

Taxes
     Distributions  of Net  Investment  Income.  The Portfolio  receives  income generally in the form of dividends and interest on its  investments in portfolio securities.  This  income,  less  expenses  incurred  in  the  operation  of the
Portfolio,  constitutes  its net investment  income from which  dividends may be paid to you. If you are a taxable  investor,  any distributions by the Portfolio from such income  (other  than  qualified  dividends)  will be taxable to you at ordinary  income  tax  rates,  whether  you take  them in cash or in  additional shares.

     Distributions  of Capital Gains.  The Portfolio may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the  Portfolio.  Any net  short-term  or  long-term capital gain  realized by the  Portfolio  (net of any capital  loss  carryovers)
generally  will be  distributed  once  each  year  and may be  distributed  more frequently,  if  necessary,  in order to reduce or eliminate  federal  excise or income taxes on the Portfolio.

     Returns of Capital.  If the  Portfolio's  distributions  exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions  made in the same taxable year may be  recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable,  but will reduce each  shareholder's cost basis in the Portfolio and result in a higher  reported  capital gain or lower  reported  capital loss when those shares on which the  distribution  was  received  are sold.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investments in foreign securities
     Effect of  foreign  withholding  taxes.  The  Portfolio  may be  subject to foreign  withholding taxes on income from certain foreign  securities.  This, in turn, could reduce the Portfolio's distributions paid to you.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by the Portfolio.  Similarly,  foreign exchange losses realized on the sale of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are taxable to you as ordinary  income,  and any losses  reduce the
Portfolio's  ordinary income  otherwise  available for distribution to you. This

                                       35

treatment   could  increase  or  decrease  the   Portfolio's   ordinary   income
distributions  to you, and may cause some or all of the  Portfolio's  previously distributed income to be classified as a return of capital.

     PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies
("PFICs").  When  investing  in  PFIC  securities,   the  Portfolio  intends  to
mark-to-market  these  securities  and  recognizes  any  gains at the end of its fiscal  and  excise  (described  below)  tax  years.  Deductions  for losses are allowable  only to the extent of any  current or  previously  recognized  gains.
These gains  (reduced by allowable  losses) are treated as ordinary  income that the  Portfolio  is  required  to  distribute,  even  though  it has not sold the securities.  You should also be aware that the designation of a foreign security as a PFIC  security  would  cause its income  dividends  to fall  outside of the definition of qualified foreign corporation dividends.  These dividends will not qualify for the reduced rate of taxation on qualified  dividends for individuals when  distributed  to you by the  Portfolio.  In addition,  if the  Portfolio is unable  to  identify  an  investment  as  a  PFIC  and  thus  does  not  make  a mark-to-market election, the Portfolio may be subject to U.S. federal income tax on a portion of any "excess  distribution"  or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains.

     Information on the Amount and Tax Character of Distributions. The Portfolio
will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid,  and will  advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held  Portfolio  shares  for a  full  year,  the  Portfolio  may  designate  and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S.  shareholders,  the Portfolio may further  designate and distribute as interest-related  dividends and short-term capital gain dividends, a percentage  of income that may not be equal to the actual  amount of this type of income earned during the period of your investment in the Portfolio.  Taxable distributions declared by the Portfolio in December to shareholders of record in such  month,  but paid in  January,  are  taxable to you as if they were paid in
December.

     Election  to be Taxed as a  Regulated  Investment  Company.  The  Portfolio
intends  to  elect  to  be  treated  as a  regulated  investment  company  under
Subchapter  M of the Code and intends to so qualify  during the  current  fiscal year. As a regulated  investment company, the Portfolio generally pay no federal income tax on the income and gains it  distributes to you. The Board of Trustees reserves the right not to distribute the Portfolio's net long-term  capital gain or not to maintain the qualification of the Portfolio as a regulated  investment company  if  it  determines  such  a  course  of  action  to  be  beneficial  to shareholders.  If net long-term capital gain is retained, the Portfolio would be taxed on the gain, and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio.  If the Portfolio fails to qualify as a regulated  investment  company,  the Portfolio  would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and  distributions to you will be taxed as dividend income to the extent of such
Portfolio's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, the Portfolio must meet certain specific requirements, including:

     (i) The  Portfolio  must maintain a  diversified  portfolio of  securities, wherein no security,  including the  securities of a qualified  publicly  traded partnership  (other than U.S.  government  securities  and  securities  of other regulated investment  companies) can exceed 25% of the Portfolio's total assets, and, with respect to 50% of the Portfolio's  total assets,  no investment (other than cash and cash items,  U.S.  government  securities  and securities of other regulated investment companies) can exceed 5% of the Portfolio's total assets or
10% of the outstanding voting securities of the issuer;

     (ii) The  Portfolio  must  derive  at least 90% of its  gross  income  from dividends,  interest,  payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with respect to its business of investing in such stock, securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

                                       36

     (iii) The Portfolio must distribute to its shareholders at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax Distribution  Requirements.  As a regulated  investment company, the Portfolio is required to distribute  its income and gains on a calendar year basis, regardless of the Portfolio's fiscal year end as follows:

     Required  distributions.  To avoid federal excise taxes,  the Code requires the  Portfolio to  distribute  to you by December 31 of each year, at a minimum, the  following  amounts:  98% of its taxable  ordinary  income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any  undistributed  amounts from the prior year. The Portfolio  intends to declare and pay these  distributions in December
(or to pay them in  January,  in which case you must treat them as  received  in
December) but can give no assurances that its  distributions  will be sufficient to eliminate all taxes.

     Post-October  losses.   Because  the  periods  for  measuring  a  regulated
investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions for that calendar year. Accordingly, the Portfolio is permitted to elect to treat net capital  losses  realized  between  November 1 and its fiscal year end  ("post-October  loss") as occurring on the first day of the  following tax year.

     Sales,  Exchanges and Redemption of Portfolio Shares. Sales,  exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes.  If you redeem your Portfolio shares the Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Portfolio on those shares.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your  Portfolio  shares will be  disallowed  to the extent that you buy other shares in the Portfolio (through  reinvestment of dividends or otherwise) within
30 days before or after your share  redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment or reporting  requirements that must be met by the
Portfolio.  Income on investments by the Portfolio in certain other obligations, such as repurchase  agreements  collateralized by U.S.  government  obligations, commercial  paper and  federal  agency-backed  obligations  (e.g.,  GNMA or FNMA obligations),  generally does not qualify for tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion  of the  dividends  paid by the  Portfolio  may be  qualified  dividends eligible  for  taxation at  long-term  capital  gain rates.  This  reduced  rate generally is available  for  dividends  paid by the  Portfolio  out of dividends earned on the  Portfolio's  investment  in stocks of domestic  corporations  and qualified foreign corporations.

     Both the  Portfolio  and the  investor  must meet  certain  holding  period requirements to qualify  Portfolio  dividends for this treatment.  Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their Portfolio

                                       37

shares for at least 61 days during the 121-day  period  beginning 60 days before the Portfolio  distribution goes ex-dividend.  The ex-dividend date is the first date following the  declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend  payment.  When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its  fiscal  year,  the  Portfolio  will  designate  the portion of its ordinary  dividend  income that meets the definition of qualified dividend  income  taxable at reduced  rates.  If 95% or more of the  Portfolio's income is from  qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations.  For corporate shareholders, a  portion  of  the  dividends  paid  by  the  Portfolio  may  qualify  for  the dividends-received  deduction.  The portion of dividends  paid by the  Portfolio that so  qualifies  will be  designated  each  year in a  notice  mailed  to the
Portfolio's  shareholders,  and  cannot  exceed  the gross  amount of  dividends received by the Portfolio  from  domestic  (U.S.)  corporations  that would have qualified for the dividends-received  deduction in the hands of the Portfolio if the Portfolio was a regular corporation.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation claiming the deduction.  The amount that the Portfolio may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were  debt-financed or held by the  Portfolio for less than a minimum  period of time,  generally 46 days  during  a  91-day  period  beginning  45 days  before  the  stock  becomes ex-dividend.  Similarly,  if your Portfolio shares are  debt-financed or held by you for less than a 46-day  period  then the  dividends-received  deduction  for
Portfolio  dividends on your shares may also be reduced or  eliminated.  Even if designated  as dividends  eligible  for the  dividends-received  deduction,  all dividends  (including any deducted portion) must be included in your alternative minimum taxable income calculation.

     Investment  in  Complex  Securities.  The  Portfolio  may invest in complex securities  that could be subject to  numerous  special  and  complex tax rules.
These  rules  could  accelerate  the  recognition  of  income  by the  Portfolio
(possibly  causing  the  Portfolio  to sell  securities  to  raise  the cash for necessary  distributions)  and/or defer the  Portfolio's  ability to recognize a loss, and, in limited cases, subject the Portfolio to U.S. federal income tax on income  from  certain  foreign  securities  or  from  certain  mortgage  pooling vehicles.  These rules could also affect whether gain or loss  recognized by the
Portfolio is treated as ordinary or capital,  or as interest or dividend income.
These rules  could,  therefore,  affect the amount,  timing or  character of the income distributed to you by the Portfolio. For example:

     Securities  purchased at discount.  The Portfolio is permitted to invest in securities issued or purchased at a discount that could require it to accrue and distribute  income not yet  received.  If it invests  in these  securities,  the
Portfolio  could  be  required  to  sell  securities  in its  portfolio  that it otherwise  might have continued to hold in order to generate  sufficient cash to make these distributions.

     Derivatives.  The  Portfolio is permitted to invest in certain  options and futures  contracts to hedge the Portfolio's  portfolio or for other  permissible purposes consistent with that Portfolio's investment objective. If the Portfolio makes these investments,  it could be required to mark-to-market these contracts and realize any  unrealized  gains and losses at its fiscal year end even though it continues to hold the  contracts.  Under these rules,  gains or losses on the contracts  generally would be treated as 60% long-term and 40% short-term  gains or losses, but gains

                                       38

or losses on certain  foreign  currency  contracts  would be treated as ordinary income or losses.  In  determining  its net income for excise tax purposes,  the
Portfolio also would be required to mark-to-market  these contracts  annually as of October 31 (for  capital  gain net income and  ordinary  income  arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

     Tax straddles.  The Portfolio's investment in options and futures contracts
(or in  substantially  similar or related  property) in connection  with certain hedging  transactions could cause it to hold offsetting positions in securities.
If the  Portfolio's  risk of loss with  respect to  specific  securities  in its
portfolio  is  substantially   diminished  by  the  fact  that  it  holds  other
securities,  the Portfolio could be deemed to have entered into a tax "straddle"
or to hold a "successor  position" that would require any loss realized by it to be deferred for tax purposes.

     Short sales and securities lending transactions. The Portfolio's entry into a short sale  transaction or an option or other contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position. Additionally, the Portfolio's entry into securities lending  transactions may cause the replacement income earned on the loaned  securities to fall outside of the  definition of qualified  dividend income. This replacement income generally will not be eligible for reduced rates of  taxation  on  qualified  dividend  income,  and,  to the  extent  that  debt securities are loaned,  will generally not qualify as qualified  interest income for foreign withholding tax purposes.

     Convertible  debt.  Convertible  debt is  ordinarily  treated  as a "single property"  consisting of a pure debt interest until conversion,  after which the investment  becomes an equity  interest.  If the security is issued at a premium
(i.e.,  for cash in  excess  of the face  amount  payable  on  retirement),  the creditor-holder  may  amortize  the  premium  over the life of the bond.  If the
security   is  issued  for  cash  at  a  price  below  its  face   amount,   the
creditor-holder  must accrue  original issue discount in income over the life of the debt.

     Excess  inclusion  income.  Income  received by the  Portfolio  from equity interests of certain  mortgage pooling  vehicles,  either directly or through an investment  in a real  estate  investment  trust that holds  such  interests  or qualifies as a taxable mortgage pool, is treated as "excess  inclusion  income."
The Portfolio must pay the tax on its excess  inclusion income that is allocable to  "disqualified  organizations,"  which are  generally  certain  cooperatives, governmental  entities and tax-exempt  organizations that are exempt from tax on unrelated business taxable income. To the extent that the Portfolio shares owned by a disqualified  organization  are held in record name by a  broker/dealer  or other nominee,  the Portfolio must inform the  broker/dealer or other nominee of the excess  inclusion  income  allocable to them and the  broker/dealer or other nominee  must pay the tax on the  portion of the  Portfolio's  excess  inclusion income  allocable  to them on  behalf  of the  disqualified  organizations.  The taxable income of a Portfolio  shareholder  can in no event be less that the sum of the excess inclusion income allocated to that  shareholder.  Excess inclusion income  may not be  offset  with  net  operating  losses,  represents  unrelated business  taxable income in the hands of a tax-exempt  shareholder that is not a disqualified organization,  and is subject to withholding tax, without regard to otherwise applicable exemptions or rate reductions, to the extent such income is allocable to a shareholder who is not a U.S. person.

     Investments  in securities of uncertain  tax  character.  The Portfolio may invest in securities  the U.S.  Federal income tax treatment of which may not be clear or may be subject to  recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Portfolio, it could affect the timing or character of income  recognized by the  Portfolio,  requiring the Portfolio to purchase or sell securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

                                       39

     Backup  Withholding.  By law, the Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Portfolio  also must  withhold if the IRS  instructs it to do so. When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United
States,  are a nonresident  alien individual,  foreign trust or estate,  foreign corporation,  or foreign  partnership)  may be subject to U.S.  withholding  and estate tax and are  subject  to special  U.S.  tax  certification  requirements.
Non-U.S.  investors should consult their tax advisors about the applicability of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income dividends paid to you by the Portfolio, subject to certain exemptions for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends  and   interest-related   dividends  as  described   below.   However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain  dividends & short-term  capital gain  dividends.  In general, capital gain dividends paid by the Portfolio from either long-term or short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-related  dividends.  Also,  interest-related dividends paid by the
Portfolio from  qualified  interest  income are not subject to U.S.  withholding tax.  "Qualified  interest income"  includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term  original discount and (3) interest (including original  issue  discount,  market  discount,  or  acquisition  discount)  on an obligation  which is in  registered  form,  unless it is earned on an obligation issued by a corporation  or  partnership  in which the Portfolio is a 10-percent shareholder or is contingent  interest,  and (4) any  interest-related  dividend from another regulated investment company. On any payment date, the amount of an income  dividend  that is  designated  by the  Portfolio as an  interest-related dividend  may be more or less  than the  amount  that is so  qualified.  This is because the  designation  is based on an estimate of the  Portfolio's  qualified interest  income for its entire fiscal year,  which can only be determined  with exactness at fiscal year end. As a consequence,  the Portfolio may over withhold a small amount of U.S. tax from a dividend  payment.  In this case, the non-U.S.
investor's  only  recourse  may  be to  either  forgo  recovery  of  the  excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital gain dividends for non-U.S.  investors;  sunset rule. It may not be practical in every case for the Portfolio to designate, and the Portfolio
reserves  the  right  in  these  cases  to  not  designate,   small  amounts  of
interest-related  or  short-term  capital  gain  dividends.   Additionally,  the
Portfolio's designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational  constraints.  The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by the
Portfolio is effective for  dividends  paid with respect to taxable years of the
Portfolio  beginning  after  December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

                                       40

     Ordinary dividends;  effectively connected income.  Ordinary dividends paid by the  Portfolio  to  non-U.S.  investors  on the  income  earned on  portfolio investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign issuers  continue to be subject to U.S.  withholding tax. If you hold your Portfolio  shares in connection  with a U.S.  trade or business,  your income and gains will be considered  effectively  connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident
U.S. income tax return.

     Investment  in U.S.  real  property.  The  Portfolio  may  invest in equity securities of corporations  that invest in U.S. real property,  including REITs.
The sale of a U.S. real property interest by the Portfolio, or by a REIT or U.S.
real property holding  corporation in which the Portfolio  invests,  may trigger special tax consequences to the Portfolio's non-U.S.  shareholders.  The Foreign
Investment in Real Property Tax Act of 1980  ("FIRPTA")  makes non-U.S.  persons subject to U.S. tax on disposition of a U.S. real property  interest as if he or she were a U.S. person.  Such gain is sometimes  referred to as FIRPTA gain. The
Code  provides  a  look-through  rule  for  distributions  of  FIRPTA  gain by a regulated investment company ("RIC") such as the Portfolio, as follows:

o    The RIC is  classified  as a  qualified  investment  entity.  A  "qualified investment  entity"  includes  a RIC if, in  general,  more than 50% of the
     RIC's assets consists of interests in REITs and U.S. real property  holding corporations;

o    You are a  non-U.S.  shareholder  that  owns  more  than  5% of a class  of
     Portfolio  shares at any time during the one-year period ending on the date of the distribution; and

o    If these conditions are met, Portfolio  distributions to you are treated as gain from the  disposition  of a U.S.  real  property  interest  ("USRPI"), causing the distribution to be subject to U.S. withholding tax at a rate of
     35%, and requiring that you to file a nonresident U.S. income tax return.

o    In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of the  Portfolio  classified  as a qualified  investment entity, Portfolio Distributions to you attributable to gain realized by the
     Portfolio from  disposition of USRPI will be treated as ordinary  dividends
     (rather than short- or long-term  capital gain) subject to withholding at a
     30% or lower treaty rate.

     Because the Portfolio  expects to invest less than 50% of its assets at all times, directly and indirectly,  in U.S. real property interests,  the Portfolio does not expect to pay any dividends  that would be subject to FIRPTA  reporting and tax withholding.

     U.S tax certification  rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8 BEN provided without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     U.S.  estate tax. An  individual  who, at the time of death,  is a Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless a treaty  exception  applies.  In the  absence  of a  treaty,  there is a
$13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to  Portfolio  shares held by the estate of a  nonresident  decedent.  The amount  treated as exempt is based upon the proportion of the assets held by the
Portfolio at the end of the quarter  immediately  preceding the decedent's death that are debt obligations,  deposits,  or other property that would generally be treated as situated  outside the United  States if held  directly by the estate.
This  provision  applies to decedents  dying after  December 31, 2004 and before
January 1, 2008, unless such provision is extended or made permanent.  Transfers by  gift  of  shares  of  the  Portfolio  by a  non-U.S.  shareholder  who  is a nonresident  alien  individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to

                                       41

claim the  benefits  of an  applicable  tax treaty may be  different  from those described  herein.  Non-U.S.  shareholders  are urged to  consult  their own tax advisers  with  respect  to  the  particular  tax  consequences  to  them  of an investment in the Portfolio, including the applicability of foreign tax.

     Effect  of Future  Legislation;  Local Tax  Considerations.  The  foregoing general  discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly  change the conclusions  expressed  herein,  and any such  changes or  decisions  may have a  retroactive  effect with respect to the transactions  contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation  described above.  Distributions may also be subject to  additional  state,  local and  foreign  taxes  depending  on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S.
tax rules that differ  significantly  from those summarized above.  Shareholders are urged to consult  their tax  advisers  as to the  consequences  of these and other state and local tax rules affecting investment in the Portfolio.

     This discussion of " DISTRIBUTIONS AND TAXES" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

                                   PERFORMANCE

     To obtain the Portfolio's most current performance information, please call
(800) 231-8002 or visit www.delawareinvestments.com.

     The  Portfolio  calculates  its  total  returns  for each  Class of  shares separately on an "annual total return" basis for various periods. Average annual total  return  reflects  the  average  annual  percentage  change in value of an investment in the Class over the measuring period.  Total returns for each Class of shares  also may be  calculated  on an  "aggregate  total  return"  basis for various periods.  Aggregate total return reflects the total percentage change in value over the  measuring  period.  Both  methods of  calculating  total  return reflect  changes in the price of the shares and assume  that any  dividends  and capital gain  distributions made by the Portfolio with respect to a Class during the period are reinvested in the shares of that Class. When considering  average total return  figures for periods  longer than one year, it is important to note that the annual  total  return of a Class for any one year in the  period  might have been more or less than the average  for the entire  period.  The  Portfolio also may advertise  from time to time the total return of one or more Classes of shares on a year-by-year or other basis for various  specified  periods by means of quotations, charts, graphs or schedules.

                              FINANCIAL STATEMENTS

     Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA
19103, serves as the independent registered public accounting firm for the Trust and,  in its  capacity  as such,  will  audit the  annual  financial  statements contained in the  Portfolio's  Annual Report,  after the Portfolio has completed its first fiscal year of operations.

                                PRINCIPAL HOLDERS

     As of the date of this Part B, no shares of the Portfolio were outstanding.

                                       42

APPENDIX A -- DESCRIPTION OF RATINGS

     The  Portfolio  has  the  ability  to  invest  in  high-yield,   high  risk
fixed-income securities.  The following paragraphs contain excerpts from Moody's and S&P's rating descriptions.  These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high-yield securities.

General Rating Information

-------------------- ------- --------------------------------------------------
Moody's Investors    Aaa     Bonds which are rated Aaa are judged to be of
Service - Bond               the best quality.  They carry the smallest
Ratings                      degree of investment risk and are generally
                             referred to as "gilt edge."  Interest payments
                             are protected by a large or by an exceptionally
                             stable margin and principal is secure.  While
                             the various protective elements are likely to
                             change, such changes as can be visualized are
                             most unlikely to impair the fundamentally strong
                             position of such issues.
-------------------- ------- --------------------------------------------------
                     Aa      Bonds which are rated Aa are judged to be of
                             high quality by all standards.  Together with
                             the Aaa group they comprise what are generally
                             known as high grade bonds.  They are rated lower
                             than Aaa bonds because margins of protection may
                             not be as large as in Aaa securities or
                             fluctuation of protective elements may be of
                             greater amplitude or there may be other elements
                             which make the long-term risks appear somewhat
                             larger than in Aaa securities.
-------------------- ------- --------------------------------------------------
                     A       Bonds which are rated A possess many favorable
                             investment attributes and are considered as
                             upper medium grade obligations.  Factors giving
                             security to principal and interest are
                             considered adequate but elements may be present
                             which suggest a susceptibility to impairment
                             sometime in the future.
-------------------- ------- --------------------------------------------------
                     Baa     Bonds that are rated Baa are considered medium
                             grade obligations, i.e., they are neither highly
                             protected nor poorly secured.  Interest payments
                             and principal security appear adequate for the
                             present but certain protective elements may be
                             lacking or may be characteristically unreliable
                             over any great length of time. Such bonds lack
                             outstanding investment characteristics and in
                             fact have speculative characteristics as well.
-------------------- ------- --------------------------------------------------
                     Ba      Bonds which are rated Ba are judged to have
                             speculative elements; their future cannot be
                             considered as well-assured. Often the protection
                             of interest and principal payments may be very
                             moderate, and thereby not well safeguarded
                             during both good and bad times over the future.
                             Uncertainty of position characterizes bonds in
                             this class.
-------------------- ------- --------------------------------------------------
                     B       Bonds which are rated B generally lack
                             characteristics of the desirable investment.
                             Assurance of interest and principal payments or
                             of maintenance of other terms of the contract
                             over any long period of time may be small.
-------------------- ------- --------------------------------------------------
                     Caa     Bonds which are rated Caa are of poor standing.
                             Such issues may be in default or there may be
                             present elements of danger with respect to
                             principal or interest.
-------------------- ------- --------------------------------------------------
                     Ca      Bonds which are rated Ca represent obligations
                             which are speculative in a high degree.  Such
                             issues are often in default or have other marked
                             shortcomings.
-------------------- ------- --------------------------------------------------
                     C       Bonds which are rated C are the lowest rated
                             class of bonds, and issues so rated can be
                             regarded as having extremely poor prospects of
                             ever attaining any real investment standing.
-------------------- ------- --------------------------------------------------

-------------------------------------------------------------------------------
Short-Term Debt Ratings
         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior obligations which have an original maturity not exceeding one year.
---------- --------------------------------------------------------------------

                                       43

---------- --------------------------------------------------------------------
P-1        Issuers rated "PRIME-1" or "P-1" (or supporting institutions) have superior ability for repayment of senior short-term debt
           obligations.
---------- --------------------------------------------------------------------
P-2        Issuers rated "PRIME-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt
           obligations.
---------- --------------------------------------------------------------------
P-3        Issuers rated "PRIME-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.
---------- --------------------------------------------------------------------

-------------------------------------------------------------------------------
Municipal Note Ratings
         Issuers or the features associated with Moody's MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings.  Each rating designation is unique with no implication as to any other similar issue of the same obligor.  MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.
----------------- -------------------------------------------------------------
MIG 1/VMIG 1      This designation denotes best quality.  There is present
                  strong protection by established cash flows, superior
                  liquidity support, or demonstrated broad-based access to
                  the market for refinancing.
----------------- -------------------------------------------------------------
MIG 2/VMIG 2      This designation denotes high quality.  Margins of
                  protection are ample although not so large as in the
                  preceding group.
----------------- -------------------------------------------------------------
MIG 3/VMIG 3      This designation denotes favorable quality.  All security
                  elements are accounted for but there is lacking the
                  undeniable strength of the preceding grades.  Liquidity and cash flow protection may be narrow and market access for
                  refinancing is likely to be less well established.
----------------- -------------------------------------------------------------
MIG 4/VMIG 4      This designation denotes adequate quality.  Protection
                  commonly regarded as required of an investment security is present and although not distinctly or predominantly
                  speculative, there is specific risk.
----------------- -------------------------------------------------------------

----------------- --------- ---------------------------------------------------
S&P's - Bond      AAA       Debt rated AAA has the highest rating assigned by
Ratings                     S&P to a debt obligation.  Capacity to pay
                            interest and repay principal is extremely strong.
----------------- --------- ---------------------------------------------------
                  AA        Debt rated AA has a very strong capacity to pay
                            interest and repay principal and differs from the
                            highest rated issues only in a small degree.
----------------- --------- ---------------------------------------------------
                  A         Debt rated A has a strong capacity to pay
                            interest and repay principal although it is
                            somewhat more susceptible to the adverse effects
                            of changes in circumstances and economic
                            conditions than debt in higher rated categories.
----------------- --------- ---------------------------------------------------
                  BBB       Debt rated BBB is regarded as having an adequate
                            capacity to pay interest an repay principal.
                            Whereas it normally exhibits adequate protection
                            parameters, adverse economic conditions or
                            changing circumstances are more likely to lead to
                            a weakened capacity to pay interest and repay
                            principal for debt in this category than in
                            higher rated categories.
----------------- --------- ---------------------------------------------------
                  BB, B,    Debt rated BB, B, CCC or CC is regarded, on
                  CCC and   balance, as predominately speculative with
                  CC        respect to capacity to pay interest and repay
                            principal in accordance with the terms of the
                            obligation.  BB indicates the lowest degree of
                            speculation and CC the highest degree of
                            speculation.  While such debt will likely have
                            some quality and protective characteristics,
                            these are outweighed by large uncertainties or
                            major risk exposures to adverse conditions.
----------------- --------- ---------------------------------------------------
                  C         This rating is reserved for income bonds on which
                            no interest is being paid.
----------------- --------- ---------------------------------------------------
                  D         Debt rated D is in default, and payment of
                            interest and/or repayment of principal is in
                            arrears.
-------------------------------------------------------------------------------
Commercial Paper Ratings
         S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
------------ ------------------------------------------------------------------
A-1          The A-1 designation indicates that the degree of safety
             regarding timely payment is either overwhelming or very strong.
             A plus (+) designation is applied only to those issues rated A-1 which possess an overwhelming degree of safety.
------------ ------------------------------------------------------------------

                                       44

------------ ------------------------------------------------------------------
A-2          Capacity for timely payment on issues with the designation A-2 is strong.  However, the relative degree of safely is not as high as for issues designated A-1.
------------ ------------------------------------------------------------------
A-3          Issues carrying this designation have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than
             obligations carrying the higher designations.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Municipal Note Ratings
         An S&P municipal note rating reflects the liquidity concerns and market access risks unique to notes.  Notes due in 3 years or less will likely receive a note rating.  Notes maturing beyond 3 years will most likely receive a long-term debt rating.  The following criteria will be used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

         Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).
------------ ------------------------------------------------------------------
SP-1         Very strong or strong capacity to pay principal and interest.
             Those issues determined to possess overwhelming safety
             characteristics will be given a plus (+) designation.
------------ ------------------------------------------------------------------
SP-2         Satisfactory capacity to pay principal and interest.
------------ ------------------------------------------------------------------
SP-3         Speculative capacity to pay principal and interest.
------------ ------------------------------------------------------------------

                                       45

         APPENDIX B -- STOCK INDEX FUTURES CONTRACTS AND RELATED OPTIONS

Stock Index Futures Contracts
     To the extent  described in the  Prospectuses  and  Statement of Additional
Information,  the Portfolio may purchase and sell stock index futures contracts, options thereon and options on stock indexes.  Stock index futures contracts are commodity  contracts  listed on  commodity  exchanges.  They  presently  include contracts on the S&P 500 Index and such other broad stock market  indexes as the
New York Stock Exchange Composite Stock Index and the Value Line Composite Stock
Index, as well as narrower  "sub-indexes" such as the S&P 100 Energy Stock Index and the New York Stock  Exchange  Utilities  Stock Index.  A stock index assigns relative values to common stocks included in the index and the index  fluctuates with the value of the common stocks so included.  A futures  contract is a legal agreement between a buyer or seller and the clearing house of a futures exchange in which the parties agree to make a cash settlement on a specified  future date in an  amount  determined  by the  stock  index on the last  trading  day of the contract.  The amount is a specified  dollar amount (usually $100 or $500) times the difference  between the index value on the last trading day and the value on the day the contract was struck.

     For example, the S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock  Exchange.  The S&P 500 Index  assigns relative  weightings to the common stocks  included in the Index,  and the Index fluctuates with changes in the market values of those common stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract  would be $75,000
(150 x $500).  Unlike other futures  contracts,  a stock index futures  contract specifies  that no delivery of the actual  stocks  making up the index will take place.  Instead,  settlement  in cash must  occur  upon the  termination  of the contract with the settlement  amount being the  difference  between the contract price and the actual level of the stock index at the expiration of the contract.
For example (excluding any transaction  costs), if the Portfolio enters into one futures  contract  to buy the S&P 500  Index  at a  specified  future  date at a contract  value of 150 and the S&P 500 Index is at 154 on that future date,  the
Portfolio will gain $500 x (154-150) or $2,000. If the Portfolio enters into one futures  contract  to sell the S&P 500  Index at a  specified  future  date at a contract  value of 150 and the S&P 500 Index is at 152 on that future date,  the
Portfolio will lose $500 x (152-150) or $1,000.

     Unlike the purchase or sale of an equity  security,  no price would be paid or received by the Portfolio  upon entering into stock index futures  contracts.
Upon entering into a contract,  the Portfolio  would be required to deposit with its  custodian  in a  segregated  account in the name of the  futures  broker an amount of cash or U.S.  Treasury bills equal to a portion of the contract value.
This  amount is known as  "initial  margin."  The  nature of  initial  margin in futures  transactions is different from that of margin in security  transactions in that  futures  contract  margin  does  not  involve  borrowing  funds  by the
Portfolio  to finance the  transactions.  Rather,  the initial  margin is in the nature of a  performance  bond or good  faith  deposit on the  contract  that is returned  to the  Portfolio  upon  termination  of the  contract,  assuming  all contractual obligations have been satisfied.

     Subsequent  payments,  called  "variation  margin,"  to and from the broker would  be made on a daily  basis  as the  price of the  underlying  stock  index fluctuates,  making the long and short  positions in the  contract  more or less valuable,  a  process  known  as  "marking-to-market."  For  example,  when  the
Portfolio  enters into a contract in which it benefits  from a rise in the value of an index and the price of the underlying stock index has risen, the Portfolio will receive from the broker a variation  margin  payment equal to that increase in value.  Conversely,  if the price of the underlying stock index declines, the
Portfolio  would be required to make a  variation  margin  payment to the broker equal to the decline in value.

     The  Portfolio  intends to use stock index  futures  contracts  and related options for hedging and not for  speculation.  Hedging  permits the Portfolio to gain rapid  exposure  to or protect  itself  from  changes  in the  market.  For example,  the  Portfolio  may  find  itself  with a high  cash  position  at the beginning of a market rally.  Conventional  procedures of purchasing a number of individual  issues  entail  the lapse of time and the  possibility  of missing a significant  market  movement.  By using  futures  contracts,  the Portfolio can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The buying program can then proceed, and once it is completed (or as it proceeds),  the  contracts can be closed.  Conversely,  in the early stages of a market  decline,

                                       46

market  exposure  can be promptly  offset by entering  into stock index  futures contracts  to sell  units of an index and  individual  stocks can be sold over a longer period under cover of the resulting short contract position.

     The Portfolio may enter into  contracts  with respect to any stock index or sub-index.  To  hedge  the  Portfolio's  portfolio  successfully,  however,  the
Portfolio must enter into contracts with respect to indexes or sub-indexes whose movements  will have a significant  correlation  with movements in the prices of the Portfolio's portfolio securities.

     Options on Stock Index Futures  Contracts.  To the extent  described in the
Prospectus  and/or this Part B, the Portfolio may purchase and sell put and call options  on stock  index  futures  contracts  which are  traded on a  recognized exchange or board of trade as a hedge  against  changes in the market,  and will enter  into  closing  transactions  with  respect to such  options to  terminate existing  positions.  An  option on a stock  index  futures  contract  gives the purchaser  the right,  in return for the premium paid, to assume a position in a stock index futures contract at a specified  exercise price at any time prior to the  expiration  date of the option.  A call option gives the  purchaser of such option  the  right to buy,  and it  obliges  its  writer  to sell,  a  specified underlying  futures contract at a specified  exercise price at any time prior to the expiration date of the option.  A purchaser of a put option has the right to sell,  and the writer has the  obligation  to buy, such contract at the exercise price during the option period.  Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's future margin account,  which  represents  the amount by which the market price of the futures contract exceeds,  in the case of a call, or is less than, in the case of a put, the  exercise  price of the  option  on the  futures  contract.  If an option is exercised  on the last trading day prior to the  expiration  date of the option, the settlement will be made entirely in cash equal to the difference between the exercise  price of the option and the closing  price of the stock index  futures contract on the expiration date. The Portfolio will pay a premium for purchasing options on stock  index  futures  contracts.  Because the value of the option is fixed at the point of sale,  there are no daily cash payments to reflect changes in the value of the underlying  contract;  however, the value of the option does change  daily and that change  would be  reflected in the net asset value of the
Portfolio.  In  connection  with the writing of options on stock  index  futures contracts,  the Portfolio will make initial margin  deposits and make or receive maintenance  margin  payments  that reflect  changes in the market value of such options. Premiums received from the writing of an option are included in initial margin deposits.

     Purchase of Put Options on Futures  Contracts.  The Portfolio will purchase
put  options  on  futures  contracts  if  the  Portfolio's   investment  advisor
anticipates a market  decline.  A put option on a stock index  futures  contract becomes more valuable as the market declines. By purchasing put options on stock index  futures  contracts  at a time  when the  Portfolio's  investment  advisor expects the market to decline,  the  Portfolio  will seek to realize a profit to offset the loss in value of its portfolio securities.

     Purchase of Call Options on Futures Contracts.  The Portfolio will purchase call  options on stock index  futures  contracts if the  Portfolio's  investment advisor  anticipates  a market  rally.  The purchase of a call option on a stock index futures  contract  represents a means of obtaining  temporary  exposure to market  appreciation  at limited risk. A call option on such a contract  becomes more  valuable as the market  appreciates.  The  Portfolio  will purchase a call option on a stock index futures  contract to hedge against a market advance when the  Portfolio  is  holding  cash.  The  Portfolio  can  take  advantage  of the anticipated rise in the value of equity securities  without actually buying them until the market is stabilized.  At that time, the options can be liquidated and the Portfolio's cash can be used to buy portfolio securities.

     Writing Call Options on Futures  Contracts.  The Portfolio  will write call options on stock index futures contracts if the Portfolio's  investment  advisor anticipates a market decline.  As the market  declines,  a call option on such a contract  becomes less valuable.  If the futures contract price at expiration of the option is below the exercise price, the option will not be exercised and the
Portfolio  will  retain  the full  amount of the  option  premium.  Such  amount provides a partial  hedge  against  any  decline  that may have  occurred in the
Portfolio's portfolio securities.

                                       47

     Writing  Put Options on Futures  Contracts.  The  Portfolio  will write put options on stock index futures contracts if the Portfolio's  investment  advisor anticipates a market rally. As the market  appreciates,  a put option on a stock index futures contract  becomes less valuable.  If the futures contract price at expiration of the option has risen due to market  appreciation  and is above the exercise  price,  the option will not be exercised and the Portfolio will retain the full  amount of the  option  premium.  Such  amount  can then be used by the
Portfolio to buy portfolio securities when the market has stabilized.

     Risks Relating to Options on Stock Index Futures Contracts. Compared to the
purchase or sale of futures  contracts,  the  purchase of call or put options on futures  contracts  involves less  potential  risk to the Portfolio  because the maximum  amount at risk is the premium  paid for the options  (plus  transaction costs).  However,  there may be  circumstances  when a purchase of a call or put option on a futures  contract  would result in a loss to the Portfolio  when the purchase or sale of a futures  contract would not result in a loss, such as when there is no movement in the underlying index.

     The writing of a put or call option on a futures  contract  involves  risks similar to those relating to transactions  in futures  contracts as described in the  Prospectus  and  Statement  of  Additional  Information.  By writing a call option,  the  Portfolio,  in  exchange  for the  receipt of a  premium,  becomes obligated  to sell a futures  contract,  which may have a value  higher than the exercise price.  Conversely,  the writing of a put option on a futures  contract generates a premium,  but the Portfolio  becomes obligated to purchase a futures contract,  which  may have a value  lower  than  the  exercise  price.  The loss incurred by the Portfolio in writing options on futures contracts may exceed the amount of the premium received.

     The holder or writer of an option on a futures  contract may  terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected.  The Portfolio's ability to establish  and close out positions on such options will be subject to the development and maintenance of a liquid market.

     Finally,  the Portfolio's  purchase or sale of put or call options on stock index futures contracts will be based upon predictions as to anticipated  market trends by the Portfolio's  investment advisor or sub-advisor,  which could prove to be inaccurate. Even if the expectations of the Portfolio's investment advisor or sub-advisor are correct,  there may be an imperfect  correlation  between the change in the value of the options and of the Portfolio's portfolio securities.

                                       48

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the the Registrant's previously filed documents indicated below, except as noted:

          (a)  Articles of Incorporation.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 30 filed December 14, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 30 filed December 14, 1999.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 54 filed October 31, 2005.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of Agreement and Declaration of Trust  incorporated  into this filing by reference to Post-Effective  Amendment No. 30 filed December 14, 1999.

               (2)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 54 filed October 31, 2005.

          (d)  Investment Advisory Contracts.

               (1)  Executed Investment Management Agreement (December 15, 1999)
                    between  Delaware  Management  Company (a series of Delaware
                    Management  Business Trust) and the Registrant  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 35 filed February 28, 2001.

                    (i)  Executed Amendment No. 8 (January 6, 2006) to Exhibit A
                         of the Investment  Management  Agreement  (December 15,
                         1999) between the  Registrant  and Delaware  Management
                         Company)  incorporated into this filing by reference to
                         Post-Effective  Amendment  No.  55 filed  February  23,
                         2006.

                    (ii) Form of Amendment No. 9 (January __, 2007) to Exhibit A
                         of the Investment  Management  Agreement  (December 15,
                         1999) between the  Registrant  and Delaware  Management
                         Company  incorporated  into this filing by reference to
                         Post-Effective Amendment No. 56 filed October 27, 2006.

               (2)  Executed Investment  Sub-Advisory  Agreement  (September 24,
                    2004)  between  Mondrian  Investment   Partners,   Ltd.  and
                    Delaware Management Company (a series of Delaware Management
                    Business  Trust)  is   incorporated   into  this  filing  by
                    reference to Post-Effective  Amendment No. 55 filed February
                    23, 2006.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware  Distributors,  L.P.  and  the  Registrant  on
                         behalf of each Portfolio  incorporated into this filing
                         by reference to  Post-Effective  Amendment No. 44 filed
                         September 16, 2003.

                    (ii) Executed Amendment No. 3 (November 1, 2005) to Schedule
                         I  of  the  Distribution   Agreement  between  Delaware
                         Distributors, L.P. and the Registrant on behalf of each
                         Portfolio incorporated into this filing by reference to
                         Post-Effective Amendment No. 54 filed October 31, 2005.

                   (iii) Executed   Distribution   Agreement  between  Delaware
                         Distributors,  L.P. and the Registrant on behalf of The
                         Global Real  Estate  Securities  Portfolio  attached as
                         Exhibit No. EX-99.e.1.iii.

                    (iv) Form  of   Third   Amended   and   Restated   Financial
                         Intermediary  Distribution  Agreement  between  Lincoln
                         Financial Distributors, Inc. and Delaware Distributors,
                         L.P. on behalf of the  Registrant  attached as Exhibit
                         No. EX-99.e.1.iv.

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 41 filed
                    June 28, 2002.

               (3)  Vision  Mutual  Fund  Gateway(R) Agreement  (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 41 filed June 28, 2002.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 41 filed June 28, 2002.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 50 filed
                    November 19, 2004.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Executed Global Custody  Agreement (May 1, 1996) between the
                    JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 12 filed August 23, 1996.

                    (i)  Executed Amendment (July 1, 2001) to the Global Custody
                         Agreement  between the  Registrant  and JPMorgan  Chase
                         Bank (formerly,  The Chase Manhattan Bank) incorporated
                         into  this  filing  by  reference   to   Post-Effective
                         Amendment No. 42 filed February 27, 2003.

                    (ii) Executed  Letter  (April 14,  1997) to add The Emerging
                         Markets  Portfolio  to  the  Global  Custody  Agreement
                         between  the   Registrant   and  JPMorgan   Chase  Bank
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 22 filed June 17, 1998.

                    (iii) Executed  Letter  (October 14, 1997) to add The Global
                         Equity  Portfolio and The Real Estate  Investment Trust
                         Portfolio II to the Global  Custody  Agreement  between
                         the  Registrant  and JPMorgan  Chase Bank  incorporated
                         into  this  filing  by  reference   to   Post-Effective
                         Amendment No. 22 filed June 17, 1998.

                    (iv) Executed  Letter  (December  24,  1997) to add The Core
                         Fixed Income Portfolio (formerly known as The Aggregate
                         Fixed Income  Portfolio) and The Diversified Core Fixed
                         Income  Portfolio  to  the  Global  Custody   Agreement
                         between  the   Registrant   and  JPMorgan   Chase  Bank
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 22 filed June 17, 1998.

                    (v)  Executed  Letter (August 31, 1998) to add The Small-Cap
                         Growth  Equity  Portfolio  and The  Growth  and  Income
                         Portfolio to the Global Custody  Agreement  between the
                         Registrant  and JPMorgan Chase Bank  incorporated  into
                         this filing by  reference to  Post-Effective  Amendment
                         No. 36 filed August 31, 2001.

                    (vi) Executed  Letter (August 24, 1998) to add The Large-Cap
                         Value Equity Portfolio, The Aggressive Growth Portfolio
                         (renamed  The Mid-Cap  Growth  Equity  Portfolio),  The
                         Intermediate    Fixed   Income    Portfolio   and   The
                         Small/Mid-Cap   Value  Equity  Portfolio  (renamed  The
                         Mid-Cap Value Equity  Portfolio) to the Global  Custody
                         Agreement  between the  Registrant  and JPMorgan  Chase
                         Bank  incorporated  into this  filing by  reference  to
                         Post-Effective Amendment No. 39 filed March 1, 2002.

                    (vii) Executed  Letter  (June 29,  1999) to add The Balanced
                         Portfolio,  The Equity  Income  Portfolio,  The Focused
                         Value  Portfolio  (formerly  known as The Select Equity
                         Portfolio) and The International Small-Cap Portfolio to
                         the Global Custody Agreement between the Registrant and
                         JPMorgan  Chase Bank  incorporated  into this filing by
                         reference  to  Post-Effective  Amendment  No.  29 filed
                         November 12, 1999.

                    (viii) Executed  Letter  (November  15,  1999)  to  add  The
                         International  Large-Cap Equity Portfolio to the Global
                         Custody  Agreement  between the Registrant and JPMorgan
                         Chase Bank  incorporated  into this filing by reference
                         to  Post-Effective  Amendment No. 35 filed February 28,
                         2001.

                    (ix) Executed letter  (February 28, 2000) to add The All-Cap
                         Growth Equity Portfolio to the Global Custody Agreement
                         between  the   Registrant   and  JPMorgan   Chase  Bank
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  35 filed  February  28,
                         2001.

                    (x)  Executed   letter   (September  5,  2000)  to  add  The
                         Large-Cap Growth Equity Portfolio to the Global Custody
                         Agreement  between the  Registrant  and JPMorgan  Chase
                         Bank  incorporated  into this  filing by  reference  to
                         Post-Effective  Amendment  No.  35 filed  February  28,
                         2001.

                    (xi) Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of the Global Custody  Agreement between the Registrant
                         and JPMorgan Chase Bank  incorporated  into this filing
                         by reference to  Post-Effective  Amendment No. 51 filed
                         December 27, 2004.

               (2)  Executed  Securities  Lending Agreement  (December 22, 1998)
                    between the Registrant  and JPMorgan  Chase Bank  (formerly,
                    The Chase Manhattan Bank)  incorporated  into this filing by reference to  Post-Effective  Amendment  No. 36 filed August
                    31, 2001.

                    (i)  Executed  Amendment (October 1, 2002) to the Securities
                         Lending   Agreement   between   JPMorgan   Chase   Bank
                         (formerly, The Chase Manhattan Bank) and the Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  42 filed  February  27,
                         2003.

                    (ii) Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         to the Securities  Lending  Agreement  between JPMorgan
                         Chase Bank and the  Registrant  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 45
                         filed November 24, 2003.

               (3)  Executed  Amended  and  Restated  Mutual  Fund  Custody  and
                    Services  Agreement (May 16, 2002) between Mellon Bank, N.A.
                    and  the  Registrant   incorporated   into  this  filing  by
                    reference to Post-Effective  Amendment No. 52 filed February
                    25, 2005.

                    (i)  Executed  Amendment  No. 2 to Appendix D of The Amended
                         and Restated Mutual Fund Custody and Services Agreement
                         between   Mellon   Bank,   N.A.   and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 47 filed April 15, 2002.

                    (ii) Executed  Amendment  (November 28, 2003) to The Amended
                         and Restated Mutual Fund Custody and Services Agreement
                         between   Mellon   Bank,   N.A.   and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  52 filed  February  25,
                         2005.

               (4)  Form of Securities  Lending  Authorization  (March 12, 2002)
                    between Mellon Bank,  N.A. and the  Registrant  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 41 filed June 28, 2002.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholders  Services  Agreement (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on behalf of each  Portfolio  incorporated  into this filing by reference to  Post-Effective  Amendment No. 37 filed October
                    31, 2001.

                    (i)  Executed  Schedule A (November 30, 2003) to Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  45 filed
                         November 24, 2003.

                    (ii) Executed Amendment No. 3 (November 1, 2005) to Schedule
                         A to Shareholder Services Agreement ) incorporated into
                         this filing by  reference to  Post-Effective  Amendment
                         No. 54 filed October 31, 2005.

                    (iii) Executed   Schedule  B  (December   1,  2006)  to  the
                         Shareholder  Services Agreement attached as Exhibit No.
                         EX-99.h.1.iii.

               (2)  Executed   Delaware   Investments   Family  of  Funds   Fund
                    Accounting  Agreement  (August 19,  1996)  between  Delaware
                    Service  Company,  Inc. and the Registrant on behalf of each
                    Portfolio  incorporated  into this  filing by  reference  to
                    Post-Effective Amendment No. 16 filed May 23, 1997.

                    (i)  Executed   Schedule  B  (May  16,   2002)  to  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 41 filed June 28, 2002.

                    (ii) Executed Amendment No. 31 (August 31, 2006) to Schedule
                         A to the  Delaware  Investments  Family  of Funds  Fund
                         Accounting Agreement attached as incorporated into this
                         filing by reference to Post-Effective  Amendment No. 56
                         filed October 27, 2006.

               (3)  Form of Distribution  Expense  Limitation  Letter  (February
                    2006) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 55 filed February 23, 2006.

               (4)  Form  of  Investment   Advisory  Expense  Limitation  Letter
                    (January 2007) between Delaware Management Company (a series of Delaware  Management  Business Trust) and Registrant,  on
                    behalf of Delaware Global Real Estate  Securities  Portfolio attached as Exhibit No. EX-99.h.4.

          (i)  Legal Opinion.

               (1)  Opinion  and   Consent  of  Counsel   (October   21,   2005)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 54 filed October 31, 2005.

               (2)  Opinion and Consent of Counsel  (January 10, 2007)  attached as Exhibit No. EX-99.i.2.

          (j)  Other Opinions. Not applicable.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital Agreements. Not applicable.

          (m)  Rule 12b-1 Plans.

               (1)  12b-1 Plan for Class A (April 19,  2001)  incorporated  into this filing by reference to Post-Effective  Amendment No. 37 filed October 31, 2001.

               (2)  12b-1 Plan for Class B (April 19,  2001)  incorporated  into this filing by reference to Post-Effective  Amendment No. 37 filed October 31, 2001.

               (3)  12b-1 Plan for Class C (April 19,  2001)  incorporated  into this filing by reference to Post-Effective  Amendment No. 37 filed October 31, 2001.

               (4)  12b-1 Plan for Delaware REIT Fund Class R incorporated  into this filing by reference to Post-Effective  Amendment No. 43 filed April 30, 2003.

               (5)  12b-1 Plan for The  International  Equity  Portfolio Class P
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 42 filed February 27, 2003.

               (6)  Form of 12b-1 Plan for The  Global  Real  Estate  Securities
                    Portfolio Class P incorporated into this filing by reference to Post-Effective Amendment No. 56 filed October 27, 2006.

          (n)  Rule  18f-3  Plan.  Plan  under Rule  18f-3  (October  31,  2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 55 filed February 23, 2006.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006)  incorporated  into this filing by reference to Post-Effective Amendment No. 56 filed October 27, 2006.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.) (February 2006)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 56 filed October 27, 2006.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005)  incorporated  into this filing by reference to Post-Effective Amendment No. 56 filed October 27, 2006.

               (4)  Code of Ethics  for  Mondrian  Investment  Partners  Limited
                    (September  1,  2005)   incorporated  into  this  filing  by
                    reference to Post-Effective  Amendment No. 55 filed February
                    23, 2006.

          (q)  Other. Powers of Attorney (November 15, 2006) attached as Exhibit
               No. EX-99.q.

Item 24.  Persons Controlled by or under Common Control with Registrant.  None.

Item 25.  Indemnification.   Article VI of the Amended and Restated By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 54 filed October 31, 2005.

Item 26.  Business and Other Connections of the Investment Advisor.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain of the other funds in the Delaware Investments Funds (Delaware
          Group  Adviser  Funds,  Delaware  Group Cash Reserve,  Delaware  Group
          Equity Funds I, Delaware Group Equity Funds II,  Delaware Group Equity
          Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds
          V,  Delaware  Group   Foundation   Funds,   Delaware  Group  Global  &
          International  Funds,  Delaware Group Government Fund,  Delaware Group
          Income Funds,  Delaware Group Limited-Term  Government Funds, Delaware
          Group State  Tax-Free  Income Trust,  Delaware  Group  Tax-Free  Fund,
          Delaware  Group Tax-Free Money Fund,  Delaware  Investments  Municipal
          Trust,   Delaware  VIP  Trust,   Voyageur   Insured  Funds,   Voyageur
          Intermediate  Tax-Free Funds,  Voyageur Mutual Funds,  Voyageur Mutual
          Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware
          Investments  Dividend  and Income  Fund,  Inc.,  Delaware  Investments
          Global Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona
          Municipal Income Fund,  Inc.,  Delaware  Investments  Colorado Insured
          Municipal  Income Fund,  Inc.,  Delaware  Investments  Florida Insured
          Municipal  Income Fund and Delaware  Investments  Minnesota  Municipal
          Income Fund II, Inc.), as well as to certain non-affiliated registered investment  companies.  In addition,  certain  officers of the Manager also  serve as  trustees  of other  Delaware  Investments  Funds,  and certain  officers are also  officers of these other  funds.  A company indirectly  owned by the  Manager's  parent  company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see
          Item 27  below)  and  another  such  company  acts as the  shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

-------------- ------------------------ ----------------------- ------------------------
Name and
Principal
Business       Positions and Offices    Positions and Offices   Other Positions and
Address        with Manager             with Registrant         Offices Held
-------------- ------------------------ ----------------------- ------------------------
Patrick P.     President                President/ Chief        Mr. Coyne has served
Coyne                                   Executive Officer       in various executive
                                                                capacities within
                                                                Delaware Investments

                                                                Managing Director -
                                                                Fixed Income - Lincoln
                                                                National Investment
                                                                Companies, Inc.
-------------- ------------------------ ----------------------- ------------------------
Ryan K. Brist  Executive Vice           Executive Vice          Mr. Brist has served
               President/Managing       President/Managing      in various executive
               Director/Chief           Director/Chief          capacities within
               Investment Officer -     Investment Officer -    Delaware Investments
               Fixed Income             Fixed Income
                                                                Vice President -
                                                                Lincoln National
                                                                Income Fund, Inc.
-------------- ------------------------ ----------------------- ------------------------
John C.E.      Executive Vice           None                    Mr. Campbell has
Campbell       President/Global                                 served in various
               Marketing & Client                               executive capacities
               Services                                         within Delaware
                                                                Investments

                                                                President/Chief
                                                                Executive Officer -
                                                                Optimum Fund Trust
-------------- ------------------------ ----------------------- ------------------------
Philip N.      Executive Vice           None                    Mr. Russo has served
Russo(1)       President/Chief                                  in various executive
               Financial Officer                                capacities within
                                                                Delaware Investments

-------------- ------------------------ ----------------------- ------------------------
See Yeng Quek  Executive Vice           Executive Vice          Mr. Quek has served in
               President/Managing       President/Managing      various executive
               Director/Chief           Director/Chief          capacities within
               Investment Officer -     Investment Officer -    Delaware Investments
               Fixed Income             Fixed Income
                                                                Director/Trustee -
                                                                HYPPCO Finance Company
                                                                Ltd.
-------------- ------------------------ ----------------------- ------------------------
Douglas L.     Senior Vice              None                    Mr. Anderson has
Anderson       President/Operations                             served in various
                                                                executive capacities
                                                                within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
Marshall T.    Senior Vice              Senior Vice             Mr. Bassett has served
Bassett        President/Chief          President/Chief         in various executive
               Investment Officer -     Investment Officer -    capacities within
               Emerging Growth Equity   Emerging Growth Equity  Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Joseph R.      Senior Vice              Senior Vice             Mr. Baxter has served
Baxter         President/Head of        President/Head of       in various executive
               Municipal Bond           Municipal Bond          capacities within
               Investments              Investments             Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Christopher    Senior Vice              Senior Vice             Mr. Beck has served in
S. Beck        President/Senior         President/Senior        various executive
               Portfolio Manager        Portfolio Manager       capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Michael P.     Senior Vice              Senior Vice             Mr. Bishof has served
Bishof         President/Investment     President/Chief         in various executive
               Accounting               Financial Officer       capacities within
                                                                Delaware Investments

                                                                Chief Financial
                                                                Officer - Lincoln
                                                                National Income Fund,
                                                                Inc.
-------------- ------------------------ ----------------------- ------------------------
Michael P.     Senior Vice              Senior Vice             Mr. Buckley has served
Buckley        President/Director of    President/Director of   in various executive
               Municipal Research       Municipal Research      capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Stephen R.     Senior Vice              Senior Vice             Mr. Cianci has served
Cianci         President/Senior         President/Senior        in various executive
               Portfolio Manager        Portfolio Manager       capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Robert F.      Senior Vice              Senior Vice             Mr. Collins has served
Collins        President/Senior         President/Senior        in various executive
               Portfolio Manager        Portfolio Manager       capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
James A.       Senior Vice              None                    Mr. Forant has served
Forant         President//Director,                             in various executive
               Technical Services                               capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Brian Funk     Senior Vice              Senior Vice             Mr. Funk has served in
               President/Director of    President/Director of   various executive
               Credit Research          Credit Research         capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Brent C.       Senior Vice              Senior Vice             Mr. Garrells has
Garrells       President/Senior         President/Senior        served in various
               Research Analyst         Research Analyst        executive capacities
                                                                within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
Stuart M.      Senior Vice              Senior Vice             Mr. George has served
George         President/Head of        President/Head of       in various executive
               Equity Trader            Equity Trader           capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Paul Grillo    Senior Vice              Senior Vice             Mr. Grillo has served
               President/Senior         President/Senior        in various executive
               Portfolio Manager        Portfolio Manager       capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Jonathan       Senior Vice              Senior Vice             Mr. Hatcher has served
Hatcher        President/Senior         President/Senior        in various executive
               Research Analyst         Research Analyst        capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
William F.     Senior Vice              Senior Vice             Mr. Keelan has served
Keelan         President/Director of    President/Director of   in various executive
               Quantitative Research    Quantitative Research   capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Francis X.     Senior Vice              Senior Vice             Mr. Morris has served
Morris         President/Chief          President/Director,     in various executive
               Investment Officer -     Fundamental             capacities within
               Core Equity              Research/Senior         Delaware Investments
                                        Portfolio Manager
-------------- ------------------------ ----------------------- ------------------------
Brian L.       Senior Vice              Senior Vice             Mr. Murray has served
Murray, Jr.    President/Chief          President/Chief         in various executive
               Compliance Officer       Compliance Officer      capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Susan L.       Senior Vice              None                    Ms. Natalini has
Natalini       President/Global                                 served in various
               Marketing & Client                               executive capacities
               Services                                         within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
Zoe Neale(2)   Senior Vice              Senior Vice             Mr. Neale has served
               President/Chief          President/Chief         in various executive
               Investment Officer -     Investment Officer -    capacities within
               International Equity     International Equity    Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
D. Tysen       Senior Vice              Senior Vice             Mr. Nutt has served in
Nutt(3)        President/Chief          President/Chief         various executive
               Investment Officer -     Investment Officer -    capacities within
               Large Cap Value Equity   Large Cap Value         Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
David P.       Senior Vice              Senior Vice             Mr. O'Connor has
O'Connor       President/Strategic      President/ Strategic    served in various
               Investment               Investment              executive capacities
               Relationships and        Relationships and       within Delaware
               Initiatives/General      Initiatives/ General    Investments
               Counsel                  Counsel/Chief Legal
                                        Officer                 Vice President/
                                                                General Counsel -
                                                                Lincoln National
                                                                Investment Companies,
                                                                Inc.
-------------- ------------------------ ----------------------- ------------------------
John J.        Senior Vice              Senior Vice             Mr. O'Connor has
O'Connor       President/Investment     President/Treasurer     served in various
               Accounting                                       executive capacities
                                                                within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
Philip R.      Senior Vice              Senior Vice             Mr. Perkins has served
Perkins        President/Senior         President/Senior        in various executive
               Portfolio Manager        Portfolio Manager       capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Timothy L.     Senior Vice              Senior Vice             Mr. Rabe has served in
Rabe           President/Senior         President/Head of       various executive
               Portfolio Manager/Head   High Yield              capacities within
               of High Yield                                    Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Richard Salus  Senior Vice President/   None                    Mr. Salus has served
               Controller/Treasurer                             in various executive
                                                                capacities within
                                                                Delaware Investments

                                                                Vice President/Deputy
                                                                Controller - Lincoln
                                                                National Investment
                                                                Companies, Inc.
-------------- ------------------------ ----------------------- ------------------------
James L.       Senior Vice              None                    Mr. Shields has served
Shields        President/Chief                                  in various executive
               Information Officer                              capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Jeffrey S.     Senior Vice              Senior Vice             Mr. Van Harte has
Van Harte(4)   President/Chief          President/Chief         served in various
               Investment Officer -     Investment Officer -    executive capacities
               Focus Growth Equity      Focus Growth Equity     within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
Gary T.        Vice President/Senior    None                    Mr. Abrams has served
Abrams         Equity Trader                                    in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Christopher    Vice                     Vice                    Mr. Adams has served
S. Adams       President/Portfolio      President/Portfolio     in various executive
               Manager/Senior Equity    Manager/Senior Equity   capacities within
               Analyst                  Analyst                 Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Damon J.       Vice President/Senior    Vice President/Senior   Mr. Andres has served
Andres         Portfolio Manager        Portfolio Manager       in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Margaret       Vice President/          None                    Ms. Bacon has served
MacCarthy      Investment Specialist                            in various executive
Bacon(5)                                                        capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Todd           Vice President/Senior    Vice President/Senior   Mr. Bassion has served
Bassion(6)     Research Analyst         Research Analyst        in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Richard E.     Vice President/Equity    None                    Mr. Biester has served
Biester        Trader                                           in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Christopher    Vice President/Senior    Vice President/Senior   Mr. Bonavico has
J.             Portfolio Manager,       Portfolio Manager,      served in various
Bonavico(7)    Equity Analyst           Equity Analyst          executive capacities
                                                                within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
Vincent A.     Vice President/Senior    None                    Mr. Brancaccio has
Brancaccio     Equity Trader                                    served in various
                                                                executive capacities
                                                                within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
Kenneth F.     Vice President/Senior    Vice President/Senior   Mr. Broad has served
Broad(8)       Portfolio Manager,       Portfolio Manager,      in various executive
               Equity Analyst           Equity Analyst          capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Mary Ellen     Vice President/Client    Vice President/Client   Ms. Carrozza has
M. Carrozza    Services                 Services                served in various
                                                                executive capacities
                                                                within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
Stephen G.     Vice                     Vice                    Mr. Catricks has
Catricks       President/Portfolio      President/Portfolio     served in various
               Manager                  Manager                 executive capacities
                                                                within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
Anthony G.     Vice                     Vice                    Mr. Ciavarelli has
Ciavarelli     President/Assistant      President/Associate     served in various
               General Counsel/         General Counsel/        executive capacities
               Assistant Secretary      Assistant Secretary     within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
David F.       Vice President/Deputy    Vice                    Mr. Connor has served
Connor         General Counsel/         President/Associate     in various executive
               Assistant Secretary      General Counsel/        capacities within
                                        Secretary               Delaware Investments

                                                                Vice President/Deputy
                                                                General Counsel/
                                                                Secretary - Lincoln
                                                                National Investment
                                                                Companies, Inc.

                                                                Secretary - Lincoln
                                                                National Income Fund,
                                                                Inc.
-------------- ------------------------ ----------------------- ------------------------
Stephen J.     Vice President/Senior    None                    Mr. Czepiel has served
Czepiel        Municipal Bond Trader                            in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Joseph F.      Vice President/High      None                    Mr. DeMichele has
DeMichele      Grade Trading                                    served in various
                                                                executive capacities
                                                                within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
Christopher    Vice                     Vice                    Mr. Ericksen has
M.             President/Portfolio      President/Portfolio     served in various
Ericksen(9)    Manager, Equity Analyst  Manager, Equity         executive capacities
                                        Analyst                 within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
Joel A.        Vice President/Taxation  Vice                    Mr. Ettinger has
Ettinger                                President/Taxation      served in various
                                                                executive capacities
                                                                within Delaware
                                                                Investments

                                                                Vice
                                                                President/Taxation -
                                                                Lincoln National
                                                                Investment Companies,
                                                                Inc.
-------------- ------------------------ ----------------------- ------------------------
Phoebe W.      Vice President/          Vice President/         Ms. Figland has served
Figland        Investment Accounting    Investment Accounting   in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Joseph         Vice President/Trading   None                    Mr. Fiorilla has
Fiorilla       Operations                                       served in various
                                                                executive capacities
                                                                within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
Charles E.     Vice President/Senior    None                    Mr. Fish has served in
Fish           Equity Trader                                    various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Clifford M.    Vice President/Senior    None                    Mr. Fisher has served
Fisher         Municipal Bond Trader                            in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Patrick G.     Vice President/          Vice President/         Mr. Fortier has served
Fortier(10)    Portfolio Manager,       Portfolio Manager,      in various executive
               Equity Analyst           Equity Analyst          capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Denise A.      Vice                     Vice                    Ms. Franchetti has
Franchetti     President/Portfolio      President/Portfolio     served in various
               Manager/Municipal Bond   Manager/Municipal       executive capacities
               Credit Analyst           Bond Credit Analyst     within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
James A.       Vice President/          Vice President/         Mr. Furgele has served
Furgele        Investment Accounting    Investment Accounting   in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Daniel V.      Vice                     Vice                    Mr. Geatens has served
Geatens        President/Investment     President/Investment    in various executive
               Accounting               Accounting              capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Barry S.       Vice                     Vice President/Equity   Mr. Gladstein has
Gladstein      President/Portfolio      Analyst                 served in various
               Analyst                                          executive capacities
                                                                within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
Edward         Vice President/Senior    Vice President/Senior   Mr. Gray has served in
Gray(11)       Portfolio Manager        Portfolio Manager       various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Brian T.       Vice President/Senior    None                    Mr. Hannon has served
Hannon         Portfolio Manager                                in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Lisa L.        Vice President/Head of   None                    Ms. Hansen has served
Hansen(12)     Focus Growth Equity                              in various executive
               Trading                                          capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Gregory M.     Vice President/Equity    Vice                    Mr. Heywood has served
Heywood(13)    Analyst                  President/Portfolio     in various executive
                                        Manager, Research       capacities within
                                        Analyst                 Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Sharon Hill    Vice President/Head of   Vice President/Head     Ms. Hill has served in
               Quantitative Research    of Equity               various executive
               and Analytics            Quantitative Research   capacities within
                                        and Analytics           Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Christopher    Vice                     None                    Mr. Holland has served
M. Holland     President/Portfolio                              in various executive
               Manager                                          capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Michael E.     Vice President/Senior    Vice President/Senior   Mr. Hughes has served
Hughes         Equity Analyst           Equity Analyst          in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Jordan L.      Vice President/Senior    Vice President/Senior   Mr. Irving has served
Irving(14)     Portfolio Manager        Portfolio Manager       in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Cynthia Isom   Vice President/Senior    Vice                    Ms. Isom has served in
               Portfolio Manager        President/Portfolio     various executive
                                        Manager                 capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Kenneth R.     Vice                     Vice                    Mr. Jackson has served
Jackson        President/Quantitative   President/Quantitative  in various executive
               Analyst                  Analyst                 capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Audrey E.      Vice                     Vice                    Ms. Kohart has served
Kohart         President/Financial      President/Financial     in various executive
               Planning and Reporting   Planning and Reporting  capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Andrew         Vice President/High      None                    Mr. Kronschnabel has
Kronschnabel   Grade Trader                                     served in various
                                                                executive capacities
                                                                within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
Nikhil G.      Vice President/Senior    Vice President/Senior   Mr. Lalvani has served
Lalvani        Equity Analyst           Equity Analyst          in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Steven T.      Vice                     Vice                    Mr. Lampe has served
Lampe          President/Portfolio      President/Portfolio     in various executive
               Manager                  Manager                 capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Alfio Leone    Vice President/High      None                    Mr. Leone has served
IV             Grade Trader                                     in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Anthony A.     Vice President/Senior    Vice President/Senior   Mr. Lombardi has
Lombardi(15)   Portfolio Manager        Portfolio Manager       served in various
                                                                executive capacities
                                                                within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
Francis P.     Vice President/Equity    None                    Mr. Magee has served
Magee          Business Manager                                 in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Charles        Vice President/High      None                    Mr. McClintic has
(Tom) T.       Yield Trader                                     served in various
McClintic                                                       executive capacities
                                                                within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
Michael S.     Vice                     Vice                    Mr. Morris has served
Morris         President/Portfolio      President/Portfolio     in various executive
               Manager/Senior Equity    Manager/Senior Equity   capacities within
               Analyst                  Analyst                 Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Scott Moses    Vice President/High      None                    Mr. Moses has served
               Grade Trader                                     in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Philip O.      Vice President/          Vice President/         Mr. Obazee has served
Obazee         Derivatives Manager      Derivatives Manager     in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Donald G.      Vice                     Vice                    Mr. Padilla has served
Padilla        President/Portfolio      President/Portfolio     in various executive
               Manager/Senior Equity    Manager/Senior Equity   capacities within
               Analyst                  Analyst                 Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Daniel J.      Vice President/Senior    Vice President/Senior   Mr. Prislin has served
Prislin(16)    Portfolio                Portfolio               in various executive
               Manager/Equity Analyst   Manager/Senior Equity   capacities within
                                        Analyst                 Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Craig S.       Vice President/Senior    Vice President/Senior   Mr. Remsen has served
Remsen         Credit Research Analyst  Credit Research         in various executive
                                        Analyst                 capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Carl Rice(17)  Vice President/Senior    Vice President/Senior   Mr. Rice has served in
               Investment Specialist,   Investment              various executive
               Large Cap Value Focus    Specialist, Large Cap   capacities within
               Equity                   Value Focus Equity      Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Joseph T.      Vice President/Equity    None                    Mr. Rogina has served
Rogina         Trader                                           in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Kevin C.       Vice President/Senior    Vice President/Senior   Mr. Schildt has served
Schildt        Municipal Credit         Municipal Credit        in various executive
               Analyst                  Analyst                 capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Richard D.     Vice                     None                    Mr. Seidel has served
Seidel         President/Assistant                              in various executive
               Controller/-Assistant                            capacities within
               Treasurer                                        Delaware Investments

                                                                Vice
                                                                President/Assistant
                                                                Controller/Manager -
                                                                Payroll - Lincoln
                                                                National Investment
                                                                Companies, Inc.
-------------- ------------------------ ----------------------- ------------------------
Brenda L.      Vice                     None                    Ms. Sprigman has
Sprigman       President/Business                               served in various
               Manager - Fixed Income                           executive capacities
                                                                within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
Michael T.     Vice                     None                    Mr. Taggart has served
Taggart        President/Facilities &                           in various executive
               Administrative Services                          capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Matthew        Vice                     Vice                    Mr. Todorow has served
Todorow        President/Portfolio      President/Portfolio     in various executive
               Manager                  Manager                 capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Spencer M.     Vice President/High      None                    Mr. Tullo has served
Tullo          Yield Trader                                     in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Robert A.      Vice President/Senior    Vice President/Senior   Mr. Vogel has served
Vogel,         Portfolio Manager        Portfolio Manager       in various executive
Jr.(18)                                                         capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Lori P. Wachs  Vice                     Vice                    Ms. Wachs has served
               President/Portfolio      President/Portfolio     in various executive
               Manager                  Manager                 capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Laura A.       Vice President/          Vice President/         Ms. Wagner has served
Wagner         Investment Accounting    Investment Accounting   in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------
Kathryn R.     Vice                     Vice                    Ms. Williams has
Williams       President/Associate      President/Associate     served in various
               Genera; Counsel/         Genera; Counsel/        executive capacities
               Assistant Secretary      Assistant Secretary     within Delaware
                                                                Investments
-------------- ------------------------ ----------------------- ------------------------
James J.       Vice President/Senior    None                    Mr. Wright has served
Wright         Equity Analyst                                   in various executive
                                                                capacities within
                                                                Delaware Investments
-------------- ------------------------ ----------------------- ------------------------

----------------------------------------------------------------------------------------

(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.

(2)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(3)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.

(4)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(5)  Client Service Officer, Thomas Weisel Partners, 2002-2005.

(6)  Senior Research Associate, Thomas Weisel Partners, 2002-2005.

(7)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(9)  Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(11) Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(12) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(13) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(14) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(15) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(17) Director/Product Specialist, Merrill Lynch, 1999-2004.

(18) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Information regarding the directors and officers of Mondrian Investment Partners
Limited  ("Mondrian") and the positions held with the Registrant during the past two years is provided below.  Unless  otherwise  noted,  the principal  business address of each  director and officer of Mondrian is Third Floor,  80 Cheapside,
London, England EC2V 6EE.

------------------------ --------------------------------------------------------------
Name and Principal       Positions and Offices with Mondrian  and its affiliates and
Business Address         other Positions and Offices Held
------------------------ --------------------------------------------------------------
David G. Tilles          Managing Director, Chief Investment Officer and Director of
                         Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Elizabeth A. Desmond     Regional Research Director and Director of Mondrian
                         Investment Partners Limited
------------------------ --------------------------------------------------------------
John Emberson            Chief Operating Officer, Finance Director and Director of
                         Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Clive A. Gillmore        Deputy Managing Director and Director of Mondrian Investment
                         Partners Limited
------------------------ --------------------------------------------------------------
John Kirk                Investment Director and Director of Mondrian Investment
                         Partners Limited
------------------------ --------------------------------------------------------------
G. Roger H. Kitson       Director (Non-executive) of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
Nigel G. May             Regional Research Director and Director of Mondrian
                         Investment Partners Limited
------------------------ --------------------------------------------------------------
Christopher A. Moth      Chief Investment Officer - Global Fixed Income & Currencies
                         and Director of Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Hamish O. Parker         Investment Director and Director of Mondrian Investment
                         Partners Limited
------------------------ --------------------------------------------------------------
Robert Akester           Senior Portfolio Manager of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
Brendan Baker            Senior Portfolio Manager of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
Fiona A. Barwick         Senior Portfolio Manager of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
Joanna Bates             Senior Portfolio Manager of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
Ormala Krishnan          Senior Portfolio Manager of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
Emma R. E. Lewis         Senior Portfolio Manager of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
Andrew Miller            Senior Portfolio Manager of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
Hugh A. Serjeant         Senior Portfolio Manager of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
David Wakefield          Senior Portfolio Manager of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
James S. Beveridge       Senior Trading Manager of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
Len Johnson              Senior Vice President/Client Services of Mondrian Investment
                         Partners Limited
------------------------ --------------------------------------------------------------
Nigel Bliss              Portfolio Manager of Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Ginny Chong              Portfolio Manager of Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Ian Cooke                Chief Accountant of Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Richard J. Ginty         Portfolio Manager of Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Gregory Halton           Portfolio Manager of Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Frances Lake             Portfolio Manager of Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Russell Mackie           Portfolio Manager of Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Aidan Nicholson          Portfolio Manager of Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Solomon Peters           Portfolio Manager of Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Dan Philps               Portfolio Manager of Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Andrew Porter            Portfolio Manager of Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Jonathan Spread          Portfolio Manager of Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Jason Andrews            Manager, Investment Administration of Mondrian Investment
                         Partners Limited
------------------------ --------------------------------------------------------------
John L. Barrett          Chief Compliance Officer of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
Graham Evans             Personnel/Premises Manager of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
Paul J. Fournel          IT Manager of Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Jane Goss                General Counsel and Company Secretary of Mondrian Investment
                         Partners Limited
------------------------ --------------------------------------------------------------
Brian Heywood            Implementation Manager of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
Jennifer E. Phimister    Manager, Client Services of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
Warren D. Shirvell       Head of Operations of Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Dinash Lakhani           Senior Research Analyst of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
Bilgin Soylu             Senior Research Analyst of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
Boris Veselinovich       Senior Research Analyst of Mondrian Investment Partners
                         Limited
------------------------ --------------------------------------------------------------
Natalie Stone            Trader of Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------
Arthur van Hoogstraten   IT Programme Manager of Mondrian Investment Partners Limited
------------------------ --------------------------------------------------------------

Item 27.  Principal Underwriters.

          (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all  the  mutual  funds  in the  Delaware Investments Family of
                 Funds.

          (a)(2) Information   with  respect to each  officer and partner of the
                 principal underwriter and the  Registrant  is  provided  below.
                 Unless otherwise noted, the principal  business address of each officer  and  partner  of  Delaware  Distributors, L.P. is 2005
                 Market Street, Philadelphia, PA 19103-7094.

----------------------------- ------------------------------------- --------------------------
Name and Principal Business   Positions and Offices with            Positions and Offices
Address                       Underwriter                           with Registrant
----------------------------- ------------------------------------- --------------------------
Delaware Distributors, Inc.   General Partner                       None
----------------------------- ------------------------------------- --------------------------
Delaware Capital Management   Limited Partner                       None
----------------------------- ------------------------------------- --------------------------
Delaware Investment Advisers  Limited Partner                       None
----------------------------- ------------------------------------- --------------------------
Kevin J. Lucey                President/Chief Executive Officer     None
----------------------------- ------------------------------------- --------------------------
Philip N. Russo               Executive Vice President              None
----------------------------- ------------------------------------- --------------------------
Douglas L. Anderson           Senior Vice President/Operations      None
----------------------------- ------------------------------------- --------------------------
Michael P. Bishof             Senior Vice President/Investment      Senior Vice
                              Accounting                            President/Chief
                                                                    Financial Officer
----------------------------- ------------------------------------- --------------------------
Jeffrey M. Kellogg            Senior Vice President/Senior          None
                              Product Manager/Communications
                              Manager
----------------------------- ------------------------------------- --------------------------
Deb Landsman-Yaros            Senior Vice President/Head of         None
                              Retail Investor Services
----------------------------- ------------------------------------- --------------------------
Thomas M. McConnell           Senior Vice President/Senior 529      None
                              Plans Product Manager
----------------------------- ------------------------------------- --------------------------
Carolyn McIntyre              Senior Vice President/Human           None
                              Resources
----------------------------- ------------------------------------- --------------------------
Brian L. Murray, Jr.          Senior Vice President/Compliance      Senior Vice
                                                                    President/Chief
                                                                    Compliance Officer
----------------------------- ------------------------------------- --------------------------
David P. O'Connor             Senior Vice President/Strategic       Senior Vice
                              Investment Relationships and          President/Strategic
                              Initiatives/General Counsel           Investment Relationships
                                                                    and Initiatives/General
                                                                    Counsel/Chief Legal
                                                                    Officer
----------------------------- ------------------------------------- --------------------------
Daniel J. Perullo             Senior Vice President/Eastern         None
                              Director, Institutional Sales
----------------------------- ------------------------------------- --------------------------
Robert E. Powers              Senior Vice President/Senior          None
                              Domestic Sales Manager
----------------------------- ------------------------------------- --------------------------
Richard Salus                 Senior Vice President/Controller/     None
                              Treasurer/Financial Operations
                              Principal
----------------------------- ------------------------------------- --------------------------
James L. Shields              Senior Vice President/Chief           None
                              Information Officer
----------------------------- ------------------------------------- --------------------------
Trevor M. Blum                Vice President/Senior Consultant      None
                              Relationship Manager
----------------------------- ------------------------------------- --------------------------
E. Zoe Bradley                Vice President/Product Management     None
                              Manager
----------------------------- ------------------------------------- --------------------------
Mel Carrozza                  Vice President/Client Services        None
----------------------------- ------------------------------------- --------------------------
Anthony G. Ciavarelli         Vice President/Counsel/Assistant      Vice President/Associate
                              Secretary                             General
                                                                    Counsel/Assistant
                                                                    Secretary
----------------------------- ------------------------------------- --------------------------
David F. Connor               Vice President/Deputy General         Vice President/Deputy
                              Counsel/ Secretary                    General Counsel/Secretary
----------------------------- ------------------------------------- --------------------------
Joel A. Ettinger              Vice President/Taxation               Vice President/Taxation
----------------------------- ------------------------------------- --------------------------
Edward M. Grant               Vice President/Senior Domestic        None
                              Sales Manager
----------------------------- ------------------------------------- --------------------------
Audrey Kohart                 Vice President/Financial Planning     Vice President/Financial
                              and Reporting                         Planning and Reporting
----------------------------- ------------------------------------- --------------------------
Josephine O'Brien             Vice President/RFP Group Manager      None
----------------------------- ------------------------------------- --------------------------
Marlene D. Petter             Vice President/Marketing              None
                              Communications
----------------------------- ------------------------------------- --------------------------
Christian Reimer              Vice President/529 Plans Product      None
                              Manager
----------------------------- ------------------------------------- --------------------------
Richard D. Seidel             Vice President/Assistant              None
                              Controller/Assistant Treasurer
----------------------------- ------------------------------------- --------------------------
Michael T. Taggart            Vice President/Facilities &           None
                              Administrative Services
----------------------------- ------------------------------------- --------------------------
Molly Thompson                Vice President/Associate Product      None
                              Management Manager
----------------------------- ------------------------------------- --------------------------
Kathryn R. Williams           Vice President/Senior Counsel/        Vice President/Associate
                              Assistant Secretary                   General
                                                                    Counsel/Assistant
                                                                    Secretary
----------------------------- ------------------------------------- --------------------------

          (b)(1) Lincoln Financial Distributors,  Inc. (LFD) serves as financial
                 intermediary   wholesaler   for   all   the mutual funds in the
                 Delaware Investments(R) Family of Funds.

          (b)(2) Information with respect to each officer and partner of LFD and the Registrant is provided below.  Unless otherwise noted,  the principal  business  address of each officer and partner of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

----------------------------- ------------------------------------- --------------------------
Name and Principal Business   Positions and Office with LFD           Positions and Offices
Address                                                                  with Registrant
----------------------------- ------------------------------------- --------------------------
Westley V. Thompson           President/Chief Executive Officer               None
----------------------------- ------------------------------------- --------------------------
David M. Kittredge            Senior Vice President                           None
----------------------------- ------------------------------------- --------------------------
Terrance Mullen               Senior Vice President                           None
----------------------------- ------------------------------------- --------------------------
Donald Roberson               Senior Vice President                           None
----------------------------- ------------------------------------- --------------------------
Margaret Skinner              Senior Vice President                           None
----------------------------- ------------------------------------- --------------------------
David L. Ahrendt(1)           Vice President                                  None
----------------------------- ------------------------------------- --------------------------
Patrick J. Caulfield(2)       Vice President/Chief Compliance                 None
                              Officer
----------------------------- ------------------------------------- --------------------------
Phillip Cramer                Vice President                                  None
----------------------------- ------------------------------------- --------------------------
Frederick J. Crawford         Vice President/Treasurer                        None
----------------------------- ------------------------------------- --------------------------
Daniel P. Hickey(2)           Vice President                                  None
----------------------------- ------------------------------------- --------------------------
Rochelle Krombolz             Vice President                                  None
----------------------------- ------------------------------------- --------------------------
William Lamoin                Vice President                                  None
----------------------------- ------------------------------------- --------------------------
Gregory Smith                 Vice President                                  None
----------------------------- ------------------------------------- --------------------------
Michael S. Smith(3)           Vice President/Chief Financial                  None
                              Officer/Chief Administrative Officer
----------------------------- ------------------------------------- --------------------------
Joyce L. Byrer                Secretary                                       None
----------------------------- ------------------------------------- --------------------------

----------------------------------------------------------------------------------------------

(1)  1300 Clinton Street, Fort Wayne, IN 46802

(2)  350 Church Street, Hartford, CT 06103

(3)  1500 Market Street, Philadelphia, PA 19103

----------------------------------------------------------------------------------------------

          (c)    Not applicable.

Item 28.  Location of Accounts and Records.

          All accounts and records required to be maintained by Section 31(a) of the  Investment  Company Act of 1940 and the rules under that  section are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA
          19103.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on this  10th day of
January, 2007.

                                  DELAWARE POOLED TRUST

                                  By:           /s/ Patrick P. Coyne
                                                    Patrick P. Coyne
                                      Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                     Title                             Date
----------------------------- --------------------------------- ----------------

/s/ Patrick P. Coyne          Chairman/President/Chief          January 10, 2007
Patrick P. Coyne              Executive Officer (Principal
                              Executive Officer) and Trustee

Thomas L. Bennett       *     Trustee                           January 10, 2007
Thomas L. Bennett

John A. Fry             *     Trustee                           January 10, 2007
John A. Fry

Anthony D. Knerr        *     Trustee                           January 10, 2007
Anthony D. Knerr

Lucinda S. Landreth     *     Trustee                           January 10, 2007
Lucinda S. Landreth

Ann R. Leven            *     Trustee                           January 10, 2007
Ann R. Leven

Thomas F. Madison       *     Trustee                           January 10, 2007
Thomas F. Madison

Janet L. Yeomans        *     Trustee                           January 10, 2007
Janet L. Yeomans

J. Richard Zecher       *     Trustee                           January 10, 2007
J. Richard Zecher

Richard Salus           *     Senior Vice President/Chief       January 10, 2007
Richard Salus                 Financial Officer (Principal
                              Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                             (Delaware Pooled Trust)

Exhibit No.         Exhibit

EX-99.e.1.iii       Executed    Distribution    Agreement    between    Delaware
                    Distributors,  L.P.  and the  Registrant  on  behalf  of The
                    Global Real Estate Securities Portfolio

EX-99.e.1.iv        Form  of  Third  Amended and Restated Financial Intermediary
                    Distribution    Agreement    between    Lincoln    Financial
                    Distributors,   Inc.  and  Delaware  Distributors,  L.P.  on
                    behalf of the Registrant

EX-99.h.1.iii       Executed  Schedule  B (December 1, 2006) to  the Shareholder
                    Services Agreement

EX-99.h.4           Form   of  Investment  Advisory  Expense  Limitation  Letter
                    (January 2007) between Delaware Management Company (a series of Delaware  Management  Business  Trust) and  Registrant on
                    behalf of The Global Real Estate Securities Portfolio

EX-99.i.2           Opinion and Consent of Counsel  (January 10, 2007)

EX-99.q             Powers of Attorney (November 15, 2006)